File No. 333-52114
                                                              File No. 811-10011
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
Pre-Effective Amendment No.                                             [ ]
                                                 ----------
          Post-Effective Amendment No.               9                  [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                                  Amendment No.     19                  [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                (ADVISORDESIGNS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                                Name of Agent for Service for Process:
                                Amy J. Lee, Associate General Counsel
                                Security Benefit Life Insurance Company
                                One Security Benefit Place
                                Topeka, KS 66636-0001


It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2006, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2006, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                                     [SECURITY BENEFIT(SM) LOGO]


      Prospectus                             May 1, 2006


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      ADVISORDESIGNS(R) VARIABLE ANNUITY
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                                             ---------------------------
                                                  Important Privacy
                                                   Notice Included

                                                   See Back Cover
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V6922 (R5-06)                                                        32-69224-00


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                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

              Issued By:                            Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
1-800-888-2461

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      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.


      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:*


o     AIM V.I. Capital Appreciation

o     Federated High Income Bond II

o     Federated Fund for U.S. Government Securities II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Potomac Dynamic VP HY Bond

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Clermont

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities

o     Rydex VT Consumer Products

o     Rydex VT Dynamic Dow (formerly Rydex VT Long Dynamic Dow 30)

o     Rydex VT Dynamic OTC (formerly Rydex VT Velocity 100)

o     Rydex VT Dynamic S&P 500 (formerly Rydex VT Titan 500)

o     Rydex VT Dynamic Strengthening Dollar (formerly Rydex VT Strengthening
         Dollar)

o     Rydex VT Dynamic Weakening Dollar (formerly Rydex VT Weakening Dollar)

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Europe Advantage (formerly Rydex VT Large Cap Europe)

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond Advantage (formerly Rydex VT U.S. Government
         Bond)

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dynamic Dow (formerly Rydex VT Inverse Dynamic Dow 30)

o     Rydex VT Inverse Government Long Bond (formerly Rydex VT Juno)

o     Rydex VT Inverse Mid Cap

o     Rydex VT Inverse OTC (formerly Rydex VT Arktos)

o     Rydex VT Inverse Russell 2000(R) (formerly Rydex VT Inverse Small Cap)

o     Rydex VT Inverse S&P 500 (formerly Rydex VT Ursa)

o     Rydex VT Japan Advantage (formerly Rydex VT Large Cap Japan)

o     Rydex VT Large Cap Growth

o     Rydex VT Large Cap Value

o     Rydex VT Leisure

o     Rydex VT Mid Cap Advantage (formerly Rydex VT Medius)

o     Rydex VT Mid Cap Growth

o     Rydex VT Mid Cap Value

o     Rydex VT Nova

o     Rydex VT OTC

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) Advantage (formerly Rydex VT Mekros)

o     Rydex VT Sector Rotation

o     Rydex VT Small Cap Growth

o     Rydex VT Small Cap Value

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     SBL Global

o     SBL Small Cap Value

o     Wells Fargo Advantage Opportunity VT

* Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."


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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.


      Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.


Date: May 1, 2006


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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.

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V6922 (R5-06)                                                        32-69224-00


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      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                Table of Contents

                                                                            Page

DEFINITIONS .............................................................     5

SUMMARY .................................................................     6
   Purpose of the Contract ..............................................     6
   The Separate Account and the Funds ...................................     6
   Purchase Payments ....................................................     7
   Contract Benefits ....................................................     7
   Optional Riders ......................................................     7
   Free-Look Right ......................................................     7
   Charges and Deductions ...............................................     7
   Tax-Free Exchanges ...................................................    10
   Contacting the Company ...............................................    10

EXPENSE TABLES ..........................................................    11
   Contract Owner Transaction Expenses ..................................    11
   Periodic Expenses ....................................................    11
   Optional Rider Expenses ..............................................    12
   Example ..............................................................    13

CONDENSED FINANCIAL INFORMATION .........................................    14

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS ......    23
   Security Benefit Life Insurance Company ..............................    23
   Published Ratings ....................................................    23
   Separate Account .....................................................    23
   Underlying Funds .....................................................    23

THE CONTRACT ............................................................    25
   General ..............................................................    25
   Application for a Contract ...........................................    25
   Optional Riders ......................................................    25
   Guaranteed Minimum Income Benefit ....................................    26
   6% Dollar for Dollar Guaranteed Minimum Income Benefit ...............    26
   Annual Stepped Up Death Benefit ......................................    28
   Guaranteed Growth Death Benefit ......................................    28
   Combined Annual Stepped Up and Guaranteed Growth Death Benefit .......    29
   Enhanced Death Benefit ...............................................    29
   Combined Enhanced and Annual Stepped Up Death Benefit ................    29
   Combined Enhanced and Guaranteed Growth Death Benefit ................    30
   Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
      Benefit ...........................................................    30
   Death Benefit - Return of Premium Beyond Issue Age 80 (Florida
      Only) .............................................................    30
   Annual Stepped Up Death Benefit Beyond Age 80 (Florida Only) .........    31
   6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed
      Minimum Death Benefit .............................................    31
   Guaranteed Minimum Withdrawal Benefit ................................    33
   Total Protection .....................................................    34
   Extra Credit .........................................................    35
   Waiver of Withdrawal Charge ..........................................    36
   Alternate Withdrawal Charge ..........................................    36
   Purchase Payments ....................................................    36
   Automatic Bonus Credit ...............................................    37
   Allocation of Purchase Payments ......................................    38
   Dollar Cost Averaging Option .........................................    38
   Asset Reallocation Option ............................................    39
   Transfers of Contract Value ..........................................    39
   Contract Value .......................................................    41
   Determination of Contract Value ......................................    42
   Cut-Off Times ........................................................    42
   Full and Partial Withdrawals .........................................    43
   Systematic Withdrawals ...............................................    44
   Free-Look Right ......................................................    44
   Death Benefit ........................................................    44
   Distribution Requirements ............................................    45
   Death of the Annuitant ...............................................    45

CHARGES AND DEDUCTIONS ..................................................    46
   Contingent Deferred Sales Charge .....................................    46
   Mortality and Expense Risk Charge ....................................    46
   Administration Charge ................................................    47
   Account Administration Charge ........................................    47
   Premium Tax Charge ...................................................    47
   Other Charges ........................................................    47
   Variations in Charges ................................................    48
   Optional Rider Charges ...............................................    48
   Guarantee of Certain Charges .........................................    50
   Underlying Fund Expenses .............................................    50

ANNUITY PERIOD ..........................................................    50
   General ..............................................................    50
   Annuity Options ......................................................    51
   Selection of an Option ...............................................    53

MORE ABOUT THE CONTRACT .................................................    53
   Ownership ............................................................    53
   Designation and Change of Beneficiary ................................    53
   Dividends ............................................................    53
   Payments from the Separate Account ...................................    53
   Proof of Age and Survival ............................................    54
   Misstatements ........................................................    54
   Restrictions on Withdrawals from Qualified Plans .....................    54
   Restrictions under the Texas Optional Retirement Program .............    54

FEDERAL TAX MATTERS .....................................................    54
   Introduction .........................................................    54
   Tax Status of the Company and the Separate Account ...................    55

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                                                                            Page

   Income Taxation of Annuities in General--Non-Qualified Plans .........    56
   Additional Considerations ............................................    56
   Qualified Plans ......................................................    57

OTHER INFORMATION .......................................................    61
   Voting of Underlying Fund Shares .....................................    61
   Substitution of Investments ..........................................    61
   Changes to Comply with Law and Amendments ............................    61
   Reports to Owners ....................................................    62
   Electronic Privileges ................................................    62
   State Variations .....................................................    62
   Legal Proceedings ....................................................    62
   Legal Matters ........................................................    63
   Sale of the Contract .................................................    63

PERFORMANCE INFORMATION .................................................    64

ADDITIONAL INFORMATION ..................................................    65
   Registration Statement ...............................................    65
   Financial Statements .................................................    65

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ...............    65

OBJECTIVES FOR UNDERLYING FUNDS .........................................    66

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Bonus Credit -- An amount added to Contract Value under the Automatic Bonus Credit Rider.

      CDSC Credit -- An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.

      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contract Value -- The total value of your Contract as of any Valuation
Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.


      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.


      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

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Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


================================================================================


The Separate Account and the Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the contract are as follows:*

o     AIM V.I. Capital Appreciation

o     Federated High Income Bond II

o     Federated Fund for U.S. Government Securities II

o     Fidelity(C) VIP Contrafund(R)

o     Fidelity(C) VIP Growth Opportunities

o     Fidelity(C) VIP Index 500

o     Fidelity(C) VIP Investment-Grade Bond

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Potomac Dynamic VP HY Bond

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Clermont

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities

o     Rydex VT Consumer Products

o     Rydex VT Dynamic Dow (formerly Rydex VT Long Dynamic Dow 30)

o     Rydex VT Dynamic OTC (formerly Rydex VT Velocity 100)

o     Rydex VT Dynamic S&P 500 (formerly Rydex VT Titan 500)

o     Rydex VT Dynamic Strengthening Dollar (formerly Rydex VT Strengthening
         Dollar)

o     Rydex VT Dynamic Weakening Dollar (formerly Rydex VT Weakening Dollar)

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Europe Advantage (formerly Rydex VT Large Cap Europe)

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond Advantage (formerly Rydex VT U.S. Government
         Bond)

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dynamic Dow (formerly Rydex VT Inverse Dynamic Dow 30)

o     Rydex VT Inverse Government Long Bond (formerly Rydex VT Juno)

o     Rydex VT Inverse Mid Cap

o     Rydex VT Inverse OTC (formerly Rydex VT Arktos)

o     Rydex VT Inverse Russell 2000(R) (formerly Rydex VT Inverse Small Cap)

o     Rydex VT Inverse S&P 500 (formerly Rydex VT Ursa)

o     Rydex VT Japan Advantage (formerly Rydex VT Large Cap Japan)

o     Rydex VT Large Cap Growth

o     Rydex VT Large Cap Value

o     Rydex VT Leisure

o     Rydex VT Mid Cap Advantage (formerly Rydex VT Medius)

o     Rydex VT Mid Cap Growth

o     Rydex VT Mid Cap Value

o     Rydex VT Nova

o     Rydex VT OTC

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) Advantage (formerly Rydex VT Mekros)

o     Rydex VT Sector Rotation

o     Rydex VT Small Cap Growth

o     Rydex VT Small Cap Value

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     SBL Global

o     SBL Small Cap Value

o     Wells Fargo Advantage Opportunity VT


*     The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small
      Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

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Purchase Payments -- Your initial Purchase Payment must be at least $10,000.
Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;


o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);


o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

o     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*


o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*


o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

*     Provides a death benefit.





The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under "Optional Riders."


      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value. See "Optional Rider Charges."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit, Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit, Credit Enhancements, and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent

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deferred sales charge (which may also be referred to as a "withdrawal charge").
The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

      Each Purchase Payment, CDSC Credit and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit or Bonus Credit was effective. A Purchase Payment, CDSC Credit or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

--------------------------------------------------------------------------------
  Purchase Payment,
 CDSC Credit or Bonus                                                 Withdrawal
Credit Age (in years)                                                   Charge
--------------------------------------------------------------------------------
         1                                                                7%
         2                                                                7%
         3                                                                6%
         4                                                                5%
         5                                                                4%
         6                                                                3%
         7                                                                2%
     8 and over                                                           0%
--------------------------------------------------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                                                Annual Mortality
                                                                and Expense Risk
Contract Value                                                       Charge
--------------------------------------------------------------------------------
Less than $25,000                                                    1.10%
At least $25,000 but less than $100,000                              0.95%
$100,000 or more                                                     0.85%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
---------------------------------------------------------------------------------------------------------------------
                                                                                                           Annual
                                                                                              Rate(1)   Rider Charge
---------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                               3%        0.25%
                                                                                                5%        0.40%
---------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                          6%        0.75%
---------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                --         0.25%
---------------------------------------------------------------------------------------------------------------------
                                                                                                3%        0.15%
                                                                                                5%        0.25%
Guaranteed Growth Death Benefit                                                                 6%(2)     0.30%
                                                                                                7%(2)     0.35%
---------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                  5%        0.30%
---------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                         --         0.25%
---------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                          --         0.40%
---------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                           5%        0.40%
---------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                        5%        0.45%
---------------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                           --         0.30%
---------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                                     --         0.45%
   Issue Ages 81 and above                                                                     --         1.25%
---------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit     6%        1.00%
---------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                          --         0.55%(3)
---------------------------------------------------------------------------------------------------------------------
Total Protection                                                                               --         0.95%(4)
---------------------------------------------------------------------------------------------------------------------
                                                                                                3%        0.40%
Extra Credit(5)                                                                                 4%        0.55%
                                                                                                5%        0.70%
---------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                    --         0.05%
---------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                                    0-Year     0.70%(6)
                                                                                               4-Year     0.60%(6)
---------------------------------------------------------------------------------------------------------------------

1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.


2     Not available to Texas residents.

3 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

4 The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

6 If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                     None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
    withdrawn attributable to Purchase Payments)                          7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                         None
--------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay
periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                      $  30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage
    of average Subaccount daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                          1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                      0.60%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                         2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                            3.70%
--------------------------------------------------------------------------------
1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments, CDSC Credit or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3 The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

4 The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

5 You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                    Annual
                                                       Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                   3%          0.25%
                                                          5%          0.40%
--------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum
 Income Benefit                                           6%          0.75%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                     --          0.25%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                     3%          0.15%
                                                          5%          0.25%
                                                          6%(2)       0.30%
                                                          7%(2)       0.35%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit
 Rider and Guaranteed Growth Death
 Benefit Rider                                            5%         0.30%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                              --         0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up
 Death Benefit Rider                                      --         0.40%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth
 Death Benefit Rider                                      5%         0.40%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up,
 and Guaranteed Growth Death Benefit
 Rider                                                    5%         0.45%
--------------------------------------------------------------------------------
Death Benefit - Return of Premium
 Beyond Issue Age 80 (Florida only)
 Rider                                                    --         0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond
 Age 80 (Florida only) Rider
   Issue ages 80 and below                                --         0.45%
   Issue ages 81 and above                                --         1.25%
--------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum
 Income Benefit and Guaranteed Minimum
 Death Benefit                                            6%         1.00%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit
 Rider                                                    --         0.55%(3)
--------------------------------------------------------------------------------
Total Protection Rider                                    --         0.95%(3)
--------------------------------------------------------------------------------
Extra Credit Rider(4)                                     3%         0.40%
                                                          4%         0.55%
                                                          5%         0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                         --         0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                       0-Year       0.70%(5)
                                                        4-Year       0.60%(5)
--------------------------------------------------------------------------------
1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.


2     Not available to Texas residents.

3 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 2.00%.

4 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

5 If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                         Minimum   Maximum
--------------------------------------------------------------------------------
Total Annual Underlying Fund
 Operating Expenses(1)                                    0.35%     5.11%
--------------------------------------------------------------------------------
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2005, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2005.
--------------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                      1           3           5           10
                                     Year       Years       Years       Years
--------------------------------------------------------------------------------
If you surrender your
 Contract at the end of the
 applicable time period            $  1,481   $   2,985   $   4,306   $   7,302
--------------------------------------------------------------------------------
If you do not surrender
 or you annuitize your Contract    $    864   $   2,496   $   4,005   $   7,302
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

Condensed Financial Information


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

----------------------------------------------------------------------------------------------------------------
                                          2005(c)        2004(b)          2003           2002         2001(a)
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $        8.67  $        8.51  $        6.87  $        9.49  $       10.00
   End of period ....................  $        9.03  $        8.67  $        8.51  $        6.87  $        9.49
Accumulation units outstanding
 at the end of period ...............        912,031        504,737        565,823        586,918        259,530
----------------------------------------------------------------------------------------------------------------
Federated High Income Bond II
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $       11.49  $       10.89  $        9.34  $        9.63  $       10.00
   End of period ....................  $       11.25  $       11.49  $       10.89  $        9.34  $        9.63
Accumulation units outstanding
 at the end of period ...............      2,064,235      3,558,643      3,010,362      2,806,293         97,378
----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
 Government Securities II
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $       10.21  $       10.31  $       10.53  $       10.10  $       10.00
   End of period ....................  $        9.97  $       10.21  $       10.31  $       10.53  $       10.10
Accumulation units outstanding
 at the end of period ...............      1,232,440        857,113      1,079,791      1,077,180        146,321
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $       11.48  $       10.41  $        8.48  $        9.80  $       10.00
   End of period ....................  $       12.82  $       11.48  $       10.41  $        8.48  $        9.80
Accumulation units outstanding
 at the end of period ...............      3,624,880      1,630,836        671,194        153,755         13,890
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $        9.31  $        9.10  $        7.34  $        9.84  $       10.00
   End of period ....................  $        9.69  $        9.31  $        9.10  $        7.34  $        9.84
Accumulation units outstanding
 at the end of period ...............        474,559        275,937        276,631         22,176             60
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $        9.33  $        8.83  $        7.21  $        9.71  $       10.00
   End of period ....................  $        9.33  $        9.33  $        8.83  $        7.21  $        9.71
Accumulation units outstanding
 at the end of period ...............        991,048        922,779      1,104,675        323,201         48,004
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment-Grade Bond
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..............  $       10.77  $       10.80  $       10.75  $       10.20  $       10.00
   End of period ....................  $       10.51  $       10.77  $       10.80  $       10.75  $       10.20
Accumulation units outstanding
 at the end of period ...............      1,183,495        956,947      1,129,075        823,421        159,149
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                    2005(c)         2004(b)          2003            2002          2001(a)
--------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap
Growth Securities
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $        10.10  $         9.47  $         7.22  $        10.58  $        10.00
   End of period .............  $        10.12  $        10.10  $         9.47  $         7.22  $        10.58
Accumulation units outstanding
 at the end of period ........         206,461         348,236       2,089,567         469,106          32,971
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $         9.81  $         8.86  $         7.03  $         9.99  $        10.00
   End of period .............  $        10.17  $         9.81  $         8.86  $         7.03  $         9.99
Accumulation units outstanding
 at the end of period ........       1,369,079         651,455         517,894         662,053         275,934
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $        10.75  $         9.45  $         7.31  $        10.08  $        10.00
   End of period .............  $        12.14  $        10.75  $         9.45  $         7.31  $        10.08
Accumulation units outstanding
 at the end of period ........       1,903,444         775,958         375,234         107,019          30,839
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $        10.79  $        10.35              --              --              --
   End of period .............  $        10.54  $        10.79  $        10.35              --              --
Accumulation units outstanding
 at the end of period ........       1,113,187         567,709         956,322              --              --
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $         9.99  $         9.95              --              --              --
   End of period .............  $         9.79  $         9.99  $         9.95              --              --
Accumulation units outstanding
 at the end of period ........       1,806,792         941,144         468,611              --              --
--------------------------------------------------------------------------------------------------------------
Potomac Dynamic VP HY Bond
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $        10.00              --              --              --              --
   End of period .............  $         9.74              --              --              --              --
Accumulation units outstanding
 at the end of period ........       3,499,160              --              --              --              --
--------------------------------------------------------------------------------------------------------------
Potomac VP Money Market
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $        10.00              --              --              --              --
   End of period .............  $         9.72              --              --              --              --
Accumulation units outstanding
 at the end of period ........         373,838              --              --              --              --
--------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo
--------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .......  $        12.07  $        11.35              --              --              --
   End of period .............  $        12.63  $        12.07  $        11.35              --              --
Accumulation units outstanding
 at the end of period ........      14,817,353      10,152,695       3,912,084              --              --
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                            2005(c)        2004(b)          2003           2002         2001(a)
------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $       10.73  $       10.59             --             --             --
   End of period ......................  $       10.67  $       10.73  $       10.59             --             --
Accumulation units outstanding
 at the end of period .................      9,671,475      8,079,880       2,00,433             --             --
------------------------------------------------------------------------------------------------------------------
Rydex VT Banking
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $       12.92  $       11.75  $        9.31  $        9.80  $       10.00
   End of period ......................  $       12.03  $       12.92  $       11.75  $        9.31  $        9.80
Accumulation units outstanding
 at the end of period .................        176,298        318,588        290,367        414,074         25,890
------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $       11.46  $        9.90  $        7.86  $        9.41  $       10.00
   End of period ......................  $       11.42  $       11.46  $        9.90  $        7.86  $        9.41
Accumulation units outstanding
 at the end of period .................        625,575        938,793      2,901,717         54,050         58,258
------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $        6.62  $        6.83  $        5.02  $        9.59  $       10.00
   End of period ......................  $        7.01  $        6.62  $        6.83  $        5.02  $        9.59
Accumulation units outstanding
 at the end of period .................      2,069,802        375,042        532,443        583,099         91,220
------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $       10.00             --             --             --             --
   End of period ......................  $       10.10             --             --             --             --
Accumulation units outstanding
 at the end of period .................      1,094,179             --             --             --             --
------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $       11.52  $       10.61  $        9.09  $        9.85  $       10.00
   End of period ......................  $       10.99  $       11.52  $       10.61  $        9.09  $        9.85
Accumulation units outstanding
 at the end of period .................        748,765        394,566        139,985        250,664         83,498
------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow (formerly Rydex VT
 Long Dynamic Dow 30)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $       10.56  $       10.00             --             --             --
   End of period ......................  $        9.73  $       10.56             --             --             --
Accumulation units outstanding
 at the end of period .................        571,215        168,831             --             --             --
------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC (formerly Rydex VT
 Velocity 100)
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................  $        5.53  $        5.05  $        2.66  $        9.08             --
   End of period ......................  $        5.14  $        5.53  $        5.05  $        2.66             --
Accumulation units outstanding
 at the end of period .................      3,820,761      4,170,028      4,038,724        539,558             --
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  2005(c)         2004(b)          2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 (formerly Rydex VT
 Titan 500)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.67  $         7.75  $         5.22  $        10.09              --
   End of period ...........................  $         8.59  $         8.67  $         7.75  $         5.22              --
Accumulation units outstanding
 at the end of period ......................       1,004,434       1,064,347         646,422          87,267              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Strengthening Dollar
(formerly Rydex VT Strengthening Dollar)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.00              --              --              --              --
   End of period ...........................  $         9.84              --              --              --              --
Accumulation units outstanding
 at the end of period ......................              --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Weakening Dollar (formerly
 Rydex VT Weakening Dollar)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.00              --              --              --              --
   End of period ...........................  $        10.06              --              --              --              --
Accumulation units outstanding
 at the end of period ......................         151,309              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         4.89  $         6.54  $         4.02  $         8.11  $        10.00
   End of period ...........................  $         4.87  $         4.89  $         6.54  $         4.02  $         8.11
Accumulation units outstanding
 at the end of period ......................         250,722       1,097,195       2,087,477         995,883          84,003
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.15  $         8.01  $         6.80  $         8.21  $        10.00
   End of period ...........................  $        13.47  $        10.15  $         8.01  $         6.80  $         8.21
Accumulation units outstanding
 at the end of period ......................       2,280,812       1,710,868       1,768,493         393,288         226,716
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         7.72  $         6.03  $         5.81  $         6.89  $        10.00
   End of period ...........................  $        10.97  $         7.72  $         6.03  $         5.81  $         6.89
Accumulation units outstanding
 at the end of period ......................       2,777,277       1,959,108         704,239         596,114          85,820
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe Advantage (formerly Rydex
 VT Large Cap Europe)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.70  $         9.62  $         7.02  $        10.23  $        10.00
   End of period ...........................  $        10.90  $        10.70  $         9.62  $         7.02  $        10.23
Accumulation units outstanding
 at the end of period ......................         819,629       2,595,308       2,293,628          35,795          34,265
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  2005(c)         2004(b)          2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.55  $         9.40  $         7.61  $         9.36  $        10.00
   End of period ...........................  $        10.44  $        10.55  $         9.40  $         7.61  $         9.36
Accumulation units outstanding
 at the end of period ......................         815,945       1,289,783         709,165         153,702         243,491
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage
 (formerly Rydex VT U.S. Government Bond)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.89  $        10.48  $        11.01  $         9.69              --
   End of period ...........................  $        11.23  $        10.89  $        10.48  $        11.01              --
Accumulation units outstanding
 at the end of period ......................       1,310,806       1,694,958       3,673,332         941,618              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.86  $         8.71  $         7.01  $         9.30  $        10.00
   End of period ...........................  $         9.39  $         8.86  $         8.71  $         7.01  $         9.30
Accumulation units outstanding
 at the end of period ......................       1,788,170         834,980       1,431,342         205,091          48,367
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         5.81  $         5.24  $         3.33  $         6.13  $        10.00
   End of period ...........................  $         5.49  $         5.81  $         5.24  $         3.33  $         6.13
Accumulation units outstanding
 at the end of period ......................       1,155,217       1,053,391       1,363,991         993,714          57,798
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow (formerly
 Rydex Inverse Dynamic Dow 30)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.60  $        10.00              --              --              --
   End of period ...........................  $         8.37  $         8.60              --              --              --
Accumulation units outstanding
 at the end of period ......................         358,891          80,736              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond
 (formerly Rydex VT Juno)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.25  $         9.65              --              --              --
   End of period ...........................  $         7.49  $         8.25  $         9.65              --              --
Accumulation units outstanding
 at the end of period ......................       1,028,915       1,171,671         408,600              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid Cap
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.55  $        10.00              --              --              --
   End of period ...........................  $         7.52  $         8.55              --              --              --
Accumulation units outstanding
 at the end of period ......................          84,568           7,092              --              --              --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  2005(c)         2004(b)          2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC (formerly Rydex VT
 Arktos)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         7.45  $         8.82  $        14.70  $        11.47  $        10.00
   End of period ...........................  $         7.22  $         7.45  $         8.82  $        14.70  $        11.47
Accumulation units outstanding
 at the end of period ......................       1,401,962       1,299,085       2,564,622       1,125,850         209,105
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000(R) (formerly
 Rydex VT Inverse Small Cap)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.32  $        10.00              --              --              --
   End of period ...........................  $         7.72  $         8.32              --              --              --
Accumulation units outstanding
 at the end of period ......................         864,274         357,297              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 (formerly Rydex VT
 Ursa)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         7.12  $         8.28  $        11.32  $         9.71  $        10.00
   End of period ...........................  $         6.77  $         7.12  $         8.28  $        11.32  $         9.71
Accumulation units outstanding
 at the end of period ......................       2,646,567         806,337         879,810       1,631,745         287,090
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan Advantage (formerly Rydex VT
 Large Cap Japan)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         9.61  $         9.10  $         6.90  $         8.60  $        10.00
   End of period ...........................  $        11.08  $         9.61  $         9.10  $         6.90              --
Accumulation units outstanding
 at the end of period ......................       2,079,167         603,920         659,214          92,027              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.13  $        10.00              --              --              --
   End of period ...........................  $         9.88  $        10.13              --              --              --
Accumulation units outstanding
 at the end of period ......................         790,360       1,214,440              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Value
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.93  $        10.00              --              --              --
   End of period ...........................  $        10.91  $        10.93              --              --              --
Accumulation units outstanding
 at the end of period ......................       1,028,833         521,378              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.80  $         7.42  $         5.74  $         7.03  $        10.00
   End of period ...........................  $         8.02  $         8.80  $         7.42  $         5.74  $         7.03
Accumulation units outstanding
 at the end of period ......................         137,826       1,930,981       2,582,037         235,691          63,564
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  2005(c)         2004(b)          2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Advantage (formerly Rydex
 VT Medius)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        13.12  $        11.22  $         7.68  $        10.61              --
   End of period ...........................  $        14.34  $        13.12  $        11.22  $         7.68              --
Accumulation units outstanding
 at the end of period ......................         990,761       1,032,326         352,449         558,459              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.54  $        10.00              --              --              --
   End of period ...........................  $        11.26  $        10.54              --              --              --
Accumulation units outstanding
 at the end of period ......................       2,134,324       1,294,200              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        11.19  $        10.00              --              --              --
   End of period ...........................  $        11.62  $        11.19              --              --              --
Accumulation units outstanding
 at the end of period ......................         679,019         917,533              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.34  $         7.60  $         5.70  $         9.26  $        10.00
   End of period ...........................  $         8.31  $         8.34  $         7.60  $         5.70  $         9.26
Accumulation units outstanding
 at the end of period ......................       3,357,488       3,596,049       2,374,008       1,575,488         103,132
----------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.41  $         8.03  $         5.77  $         9.84  $        10.00
   End of period ...........................  $         8.15  $         8.41  $         8.03  $         5.77  $         9.84
Accumulation units outstanding
 at the end of period ......................       1,411,920       5,132,355       1,881,847         636,910         388,885
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        16.68  $        20.31  $        15.05  $        10.79  $        10.00
   End of period ...........................  $        19.32  $        16.68  $        20.31  $        15.05  $        10.79
Accumulation units outstanding
 at the end of period ......................       1,306,547         675,179       1,200,293       1,816,577          15,808
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        14.94  $        12.04  $         9.65  $        10.19              --
   End of period ...........................  $        15.34  $        14.94  $        12.04  $         9.65              --
Accumulation units outstanding
 at the end of period ......................         637,762         882,515         730,095          74,907              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.26  $         9.74  $         7.51  $        10.05  $        10.00
   End of period ...........................  $        10.37  $        10.26  $         9.74  $         7.51  $        10.05
Accumulation units outstanding
 at the end of period ......................         270,900         211,853         565,974         166,404          97,543
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  2005(c)         2004(b)          2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) Advantage (formerly
 Rydex VT Mekros)
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        12.41  $        10.35  $         6.58  $        10.64              --
   End of period ...........................  $        12.35  $        12.41  $        10.35  $         6.58              --
Accumulation units outstanding
 at the end of period ......................         901,314       2,349,970       4,573,132         278,131              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         9.92  $         9.35  $         7.52  $         9.97              --
   End of period ...........................  $        10.80  $         9.92  $         9.35  $         7.52              --
Accumulation units outstanding
 at the end of period ......................         884,915         821,735         574,165         463,440              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        11.25  $        10.00              --              --              --
   End of period ...........................  $        11.45  $        11.25              --              --              --
Accumulation units outstanding
 at the end of period ......................       1,211,994       1,565,519              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Value
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        11.47  $        10.00              --              --              --
   End of period ...........................  $        11.39  $        11.47              --              --              --
Accumulation units outstanding
 at the end of period ......................         806,438       2,418,588              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         6.32  $         6.52  $         4.22  $         7.23  $        10.00
   End of period ...........................  $         6.24  $         6.32  $         6.52  $         4.22  $         7.23
Accumulation units outstanding
 at the end of period ......................         906,124       1,109,050         742,700         777,972         107,433
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         7.09  $         6.57  $         5.13  $         8.86  $        10.00
   End of period ...........................  $         6.87  $         7.09  $         6.57  $         5.13  $         8.86
Accumulation units outstanding
 at the end of period ......................         111,399         682,117         780,580         950,713          30,609
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.95  $         9.30  $         8.06  $         9.52  $        10.00
   End of period ...........................  $        11.38  $        10.95  $         9.30  $         8.06  $         9.52
Accumulation units outstanding
 at the end of period ......................         606,221         887,391         267,314         516,183          35,370
----------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         8.71  $         9.07  $         9.47  $         9.84  $        10.00
   End of period ...........................  $         8.51  $         8.71  $         9.07  $         9.47  $         9.84
Accumulation units outstanding
  at the end of period .....................      15,562,032      11,866,677      17,598,158      15,037,054       2,766,898
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  2005(c)         2004(b)          2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $         6.15  $         5.47  $         4.56  $         7.08  $        10.00
   End of period ...........................  $         6.52  $         6.15  $         5.47  $         4.56  $         7.08
Accumulation units outstanding
 at the end of period ......................       2,291,948       1,465,726         569,941       4,549,866          19,090
----------------------------------------------------------------------------------------------------------------------------
SBL Global
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        11.80  $        10.35  $         7.52  $        10.13  $        10.00
   End of period ...........................  $        12.86  $        11.80  $        10.35  $         7.52  $        10.13
Accumulation units outstanding
 at the end of period ......................       2,600,193         970,423         394,065          62,615           8,618
----------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        16.89  $        14.62              --              --              --
   End of period ...........................  $        18.56  $        16.89  $        14.62              --              --
Accumulation units outstanding
 at the end of period ......................         711,839         400,922         300,056              --              --
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity VT
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.29  $         9.10  $         6.94  $         9.91  $        10.00
   End of period ...........................  $        10.62  $        10.29  $         9.10  $         6.94  $         9.91
Accumulation units outstanding
 at the end of period ......................       1,070,295         676,311         244,277          64,855         265,116
----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        16.45  $        13.78  $         9.41  $         9.84  $        10.00
   End of period ...........................  $        20.07  $        16.45  $        13.78  $         9.41  $         9.84
Accumulation units outstanding
 at the end of period ......................          47,664         101,168         136,333          45,322          21,180
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................  $        10.09  $         8.90  $         7.04  $         9.04  $        10.00
   End of period ...........................  $        10.63  $        10.09  $         8.90  $         7.04  $         9.04
Accumulation units outstanding
 at the end of period ......................         397,060         684,526         764,342         270,057          63,480
----------------------------------------------------------------------------------------------------------------------------


(a)   For the period of April 2, 2001 (date of inception) through December 31,
      2001.


(b) For the period of April 29, 2004 (date of inception) through December 31, 2004, for the Rydex VT Inverse Dynamic Dow, Rydex VT Inverse Mid Cap, Rydex VT Inverse Russell 2000((R), Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Dynamic Dow, Rydex VT Mid Cap Growth, Rydex VT Midcap Value, Rydex VT Small Cap Growth, and Rydex VT Small Cap Value Subaccounts.

(c) For the period of January 26. 2005 (date of inception) through December 31, 2005 for the Potomac Dynamic VP High Yield Bond and the Potomac VP Money Market Subaccounts, and for the period of November 11, 2005 (date of inception) through December 31, 2005 for the Rydex VT Commodities, Rydex VT Dynamic Strengthening Dollar, and the Rydex VT Dynamic Weakening Dollar Subaccounts.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2005, the Company had total assets of approximately $12.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $15.7 billion.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds

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                                       23

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have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Administrative, Marketing, and Support Service Payments. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.


      12b-1 Fees and Investor Services Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees or investor services fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees and investor services fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees or investor services fees ranging from 0% to 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds) a servicing fee for administrative and other services the Company (or its affiliates) provides relating to Separate Account operations. These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0.00% to 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis. The Company may also receive a servicing fee from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

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                                       24

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      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      Total Payments. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees, investor services fees and/or administrative payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract invested in the Underlying Funds on an annual basis. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional purchase payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.


The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.


      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;


o     6% Dollar for Dollar Guaranteed Minimum Income Benefit;


o     Annual Stepped Up Death Benefit;*

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o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

o     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*


o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit;*


o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

*     Provides a death benefit.


The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.

Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)


      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.


6% Dollar for Dollar Guaranteed Minimum Income Benefit -- The 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider may be purchased when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract,


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the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.


      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

                       ---------------------------
                         Payment      Total Number
                        Frequency     of Payments
                       ---------------------------
                         Monthly          180
                        Quarterly          60
                       Semiannual          30
                         Annual            15
                       ---------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period

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following a Contract Anniversary, the Minimum Income Benefit is not available.
The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

      This rider is available only if the age of the Annuitant at the time the rider is issued is: (1) age 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) age 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) age 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.


The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/ or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount,


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including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in

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effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) -- This rider is available only to Florida residents from ages 81 to 90 at issue.

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The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      See the discussion under "Death Benefit."

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) -- This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner's death; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under "Death Benefit."


6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."


      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

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1.    The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.


      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.


      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits, less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

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      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is: (1) 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan. See the discussion under "Death Benefit."

Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
      Annual
Withdrawal Amount*                                              Benefit Amount*
--------------------------------------------------------------------------------
        5%                                                           130%
        6%                                                           110%
        7%                                                           100%
--------------------------------------------------------------------------------
* A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a

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Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Total Protection -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.


      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Credits, or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.


      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth

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                                       34

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Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase

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                                       35

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Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      ----------------------------------
                                        Rate of Return
                      Interest Rate    (net of expenses)
                      ----------------------------------
                           3%               -5.00%
                           4%               -1.50%
                           5%                0.80%
                      ----------------------------------

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home, terminal illness, or total and permanent disability prior to age 65.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. This rider is available only if the age of the Owner at the time the Contract is issued is age 65 or younger.

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

              ----------------------------------------------------
                   0-Year Schedule             4-Year Schedule
              ----------------------------------------------------
               Purchase                      Purchase
              Payment Age   Withdrawal    Payment Age   Withdrawal
              (in years)      Charge       (in years)     Charge
              ----------------------------------------------------
              0 and over         0%            1             7%
                                               2             7%
                                               3             6%
                                               4             5%
                                           5 and over        0%
              ----------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.


      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company generally will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for Purchase Payments allocated in whole or in part to the Potomac Dynamic VP HY Bond Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.


      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

      For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a "CDSC Credit") to such a customer's Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.


Automatic Bonus Credit -- Beginning May 1, 2005, the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of May 1, 2005 through December 31, 2006; (2) your Contract is issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date is 80 or younger.


      The Bonus Credit, which will be added to your Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If your Contract is issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if your Contract is issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit is not available. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit will be allocated among the

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------

Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.


      The Company reserves the right to withdraw the automatic Bonus Credit at any time without notice. The Company currently plans to make the automatic Bonus Credit available in connection with Contracts issued during the period of May 1, 2005 through December 31, 2006. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchase the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company plans to make the automatic Bonus Credit available if your application is submitted during the period of May 1, 2005 through December 31, 2006 and your initial Purchase Payment is received by the Company no later than February 28, 2007.


      The Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See "Free-Look Right." This Bonus Credit is not available to an Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this rider.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per


--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------

Contract Year that generally are allowed as discussed under "Transfers of Contract Value."


      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for requests that include a transfer in whole or in part to or from the Potomac Dynamic VP HY Bond Subaccount) on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous


--------------------------------------------------------------------------------
                                       39

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--------------------------------------------------------------------------------

to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------
                                                                     Number of
                                                                    Round Trips
                 Subaccount                                          Transfers*
--------------------------------------------------------------------------------
All Rydex Subaccounts, except the Rydex                              Unlimited
VT Sector Rotation
--------------------------------------------------------------------------------
Potomac Dynamic VP HY Bond                                               8
--------------------------------------------------------------------------------
Rydex VT Sector Rotation                                                 6
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation, PIMCO VIT                                 4
Real Return, PIMCO VIT Total Return, RVT
CLS AdvisorOne Amerigo, RVT CLS
AdvisorOne Clermont, SBL Global, SBL
Small Cap Value
--------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity VT                                      2
--------------------------------------------------------------------------------
Federated Fund for U.S. Government                                        1**
Securities II, Federated High Income
Bond II, Fidelity VIP Contrafund, Fidelity
VIP Growth Opportunities, Fidelity VIP
Index 500, Fidelity Investment Grade Bond,
Neuberger Berman AMT Guardian, Neuberger Berman
AMT Partners

--------------------------------------------------------------------------------
 * Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

** Number of round trip transfers that can be made in any three month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer.

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                                       40

--------------------------------------------------------------------------------

If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.


      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by an Underlying Fund and to provide Owner transaction data to the Underlying Funds upon request. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.


      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment

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risk relating to the investment performance of Contract Value allocated to the
Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.


      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date (1:00 p.m. Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.


      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.


Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us no later than one hour (two hours for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount) prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time


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so financial transactions must be received by 2:00 p.m. Central time (1:00 p.m.
Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount) (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments, and Purchase Payments. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The cut-off time will not be extended, however, for transactions that include in whole or in part the Potomac Dynamic VP HY Bond Subaccount, and the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for withdrawals in whole or in part from the Potomac Dynamic VP HY Bond Subaccount), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.


      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

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      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.


      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

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      If the surviving spouse of the deceased Owner is the sole Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.


      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit - Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.


      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death.

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If a new Annuitant is not named, the Company will designate the Owner as
Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the CDSC Credit and Bonus Credits for purposes of assessing the withdrawal charge. As such, the CDSC Credit and Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit or Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, and/or Bonus Credits have been held under the Contract. Each Purchase Payment, CDSC Credit and/or Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit and/or Bonus Credit was effective. A Purchase Payment, CDSC Credit and/or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                       -------------------------------
                       Purchase Payment,
                        CDSC Credit or
                       Bonus Credit Age     Withdrawal
                          (in years)          Charge
                       -------------------------------
                               1                7%
                               2                7%
                               3                6%
                               4                5%
                               5                4%
                               6                3%
                               7                2%
                           8 and over           0%
                       -------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit and Bonus Credits, paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company

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deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.


          ------------------------------------------------------
                                                       Annual
                                                      Mortality
                                                     and Expense
          Contract Value                             Risk Charge
          ------------------------------------------------------
          Less than $25,000                             1.10%
          At least $25,000 but less than $100,000       0.95%
          $100,000 or more                              0.85%
          ------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


Administration Charge -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.40% for the Potomac Dynamic VP HY Bond Subaccount; 0.45% for each of the Rydex Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge

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                                       47
is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.


Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary.


      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

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                                       48

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--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------------------------
                                                                                                            Annual
                                                                                              Rate(1)   Rider Charge
--------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                3%         0.25%
                                                                                                 5%         0.40%
--------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                           6%         0.75%
--------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                 --          0.25%
--------------------------------------------------------------------------------------------------------------------
                                                                                                 3%         0.15%
                                                                                                 5%         0.25%
Guaranteed Growth Death Benefit                                                                  6%(2)      0.30%
                                                                                                 7%(2)      0.35%
--------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                   5%         0.30%
--------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                          --          0.25%
--------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                           --          0.40%
--------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                            5%         0.40%
--------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                         5%         0.45%
--------------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                            --          0.30%
--------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                                      --          0.45%
   Issue Ages 81 and above                                                                      --          1.25%
--------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit      6%         1.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                           --          0.55%(3)
--------------------------------------------------------------------------------------------------------------------
Total Protection                                                                                --          0.95%(4)
--------------------------------------------------------------------------------------------------------------------
                                                                                                 3%         0.40%
Extra Credit(5)                                                                                  4%         0.55%
                                                                                                 5%         0.70%
--------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                     --          0.05%
--------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                                    0-Year       0.70%(6)
                                                                                               4-Year       0.60%(6)
--------------------------------------------------------------------------------------------------------------------

1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.


2     Not available to Texas residents.

3 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

4 The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

6 If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

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                                       49

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--------------------------------------------------------------------------------

Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.


Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


Annuity Period

General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable

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                                       50

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--------------------------------------------------------------------------------

withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.


      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.


      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.


      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum


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                                       51

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--------------------------------------------------------------------------------


Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.


      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers

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                                       52

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--------------------------------------------------------------------------------

Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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                                       53

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o     For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

Restrictions under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal

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Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the

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Underlying Funds will be able to operate as currently described in the
Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder)

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may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.


Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal

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consents that may be required under the plan or the Employee Retirement Income
Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.


      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Roth 403(b). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code
Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will


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apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      The employee may roll over distributions from a Roth 403(b) account to another Roth 403(b) account, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account, but not a Roth IRA.

      Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


                      ------------------------------------
                            Tax Year          Amount
                      ------------------------------------
                            2006-2007         $4,000
                       2008 and thereafter    $5,000
                      ------------------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($75,000 for 2006 for a married couple filing a joint return and $50,000 for a single taxpayer in 2006). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information


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as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.


      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section
408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard

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                                       60

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to the suitability of the Contract as an investment vehicle for the Qualified
Plan.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.


      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.


      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

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                                       61

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Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.


Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems

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                                       62

--------------------------------------------------------------------------------

with respect to such matters involving the Company, SDI, or the Separate
Account.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2005, 2004, and 2003, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $5,524,321, $4,849,070, and $6,434,186 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.


      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments

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                                       63

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calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2005 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., VSR Financial Services, Inc., Legacy Financial Services, Inc., Investment Advisors and Consultants, Inc. and PacVest Associates, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.


Performance Information




      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.


      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of

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                                       64

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the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Variable Annuity Account XIV at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE


LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A


PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

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                                       65

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Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


-----------------------------------------------------------------------------------------------------------------------------
                                 Share Class
Underlying Fund                (if applicable)   Investment Objective             Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                   Series I      Growth of capital                AIM Advisors, Inc.
Appreciation Fund                                                                 11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1173
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for                               Current income                   Federated Investment Management Company
U.S. Government                                                                   Federated Investors Tower
Securities II                                                                     1001 Liberty Avenue
                                                                                  Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income              Service       High current income              Federated Investment Management Company
Bond Fund II                                                                      Federated Investors Tower
                                                                                  1001 Liberty Avenue
                                                                                  Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                    Service       Long-term capital appreciation   Fidelity Management & Research Company
Contrafund                         Class 2                                        82 Devonshire Street
                                                                                  Boston, MA 02109

                                                                                  (Investment Adviser)
                                                                                  FMR Co., Inc.; Fidelity Management Research
                                                                                  (U.K.) Inc.; Fidelity Management & Research
                                                                                  (Far East) Inc.; and Fidelity Investments
                                                                                  Japan Limited (Sub-advisers)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth             Service       Capital growth                   Fidelity Management & Research Company
Opportunities                      Class 2                                        82 Devonshire Street
                                                                                  Boston, MA 02109
                                                                                  (Investment Adviser)

                                                                                  FMR Co., Inc.; Fidelity Management Research
                                                                                  (U.K.) Inc.; Fidelity Management & Research
                                                                                  (Far East) Inc.; and Fidelity Investments
                                                                                  Japan Limited (Sub-advisers)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500          Service       Investment results that          Fidelity Management & Research Company
                                   Class 2       correspond to the total return   82 Devonshire Street
                                                 of common stocks publicly        Boston, MA 02109
                                                 traded in the United States,     (Investment Adviser)
                                                 as represented by the
                                                 S&P 500(R)                       FMR Co., Inc.
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment         Service       High level of current income     Fidelity Management & Research Company
Grade Bond                         Class 2       as is consistent with the        82 Devonshire Street
                                                 preservation of capital          Boston, MA 02109
                                                                                  (Investment Adviser)

                                                                                  Fidelity Investments Money Management, Inc.
                                                                                  One Spartan Way
                                                                                  Merrimack, NH 03054
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap             Class 2       Long-term capital growth         Franklin Advisers, Inc.
Growth Securities Fund                                                            One Franklin Parkway
                                                                                  San Mateo, CA 94403
-----------------------------------------------------------------------------------------------------------------------------


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                                       66

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
-----------------------------------------------------------------------------------------------------------------------------
                                 Share Class
Underlying Fund                (if applicable)   Investment Objective             Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT               Class I       Long-term growth of capital;     Neuberger Berman Management Inc.
Guardian Portfolio                               current income as secondary      605 Third Avenue
                                                                                  New York, NY 10158
                                                                                  (Investment Adviser)

                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue
                                                                                  New York, NY 10158
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT               Class I       Growth of capital                Neuberger Berman Management Inc.
Partners Portfolio                                                                605 Third Avenue
                                                                                  New York, NY 10158
                                                                                  (Investment Adviser)

                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue
                                                                                  New York, NY 10158
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real                  Administrative   Maximum real return consistent   Pacific Investment Management Company LLC
Return Portfolio                                 with preservation of real        840 Newport Center Drive, Suite 100
                                                 capital and prudent investment   Newport Beach, CA 92660
                                                 management
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return          Administrative   Maximum total return             Pacific Investment Management Company LLC
Portfolio                                        consistent with preservation     840 Newport Center Drive, Suite 100
                                                 of capital and prudent           Newport Beach, CA 92660
                                                 investment management
-----------------------------------------------------------------------------------------------------------------------------
Potomac Dynamic VP HY                            To maximize total return         Rafferty Asset Management, LLC
Bond Fund                                                                         500 Fifth Avenue, Suite 415
                                                                                  New York, NY 10110
                                                                                  (Investment Adviser)

                                                                                  Transamerica Investment Management, LLC
                                                                                  1150 South Olive Street
                                                                                  Los Angeles, CA
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                               Long-term growth of capital      Rydex Investments
Amerigo Fund                                     without regard to current        9601 Blackwell Rd., Suite 500
                                                 income                           Rockville, MD 20850
                                                                                  (Investment Adviser)

                                                                                  Clarke Lanzen Skalla Investment Firm, LLC
                                                                                  4020 South 147th St.
                                                                                  Omaha, NE 68137
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                               Current income and growth of     Rydex Investments
Clermont Fund                                    capital                          9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
                                                                                  (Investment Adviser)

                                                                                  Clarke Lanzen Skalla Investment Firm, LLC
                                                                                  4020 South 147th St.
                                                                                  Omaha, NE 68137
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                            Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------


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                                       67

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
-----------------------------------------------------------------------------------------------------------------------------
                                 Share Class
Underlying Fund                (if applicable)   Investment Objective             Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                         Capital appreciation             Rydex Investments
Fund                                                                              9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                           Capital appreciation             Rydex Investments
Fund                                                                              9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Fund                        Long-term capital appreciation   Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                                Capital appreciation             Rydex Investments
Products Fund                                                                     9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                        Investment results that          Rydex Investments
                                                 correlate to the performance     9601 Blackwell Rd., Suite 500
                                                 of a specific benchmark          Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                        Investment results that will     Rydex Investments
                                                 match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark on a daily    Rockville, MD 20850
                                                 basis
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500                         Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark on a daily    Rockville, MD 20850
                                                 basis
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic                                 Investment results that will     Rydex Investments
Strengthening Dollar Fund                        match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark on a daily    Rockville, MD 20850
                                                 basis
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic                                 Investment results that will     Rydex Investments
Weakening Dollar Fund                            match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark on a daily    Rockville, MD 20850
                                                 basis
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics Fund                        Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                             Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                         Capital appreciation             Rydex Investments
Fund                                                                              9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe                                  Investment results that          Rydex Investments
Advantage Fund                                   correlate to the performance of  9601 Blackwell Rd., Suite 500
                                                 a specific benchmark             Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial                               Capital appreciation             Rydex Investments
Services Fund                                                                     9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long                         Investment results that          Rydex Investments
Bond Advantage Fund                              correspond to a benchmark for    9601 Blackwell Rd., Suite 500
                                                 U.S. Government securities       Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care Fund                        Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                           Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------
                                 Share Class
Underlying Fund                (if applicable)   Investment Objective             Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic                         Investment results that will     Rydex Investments
Dow Fund                                         match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark on a daily    Rockville, MD 20850
                                                 basis
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                                 Total return                     Rydex Investments
Government Long Bond Fund                                                         9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid Cap                         Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark               Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                        Investment results that will     Rydex Investments
                                                 match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark               Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell                         Investment results that will     Rydex Investments
2000(R) Fund                                     match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark               Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500                         Investment results that will     Rydex Investments
Fund                                             inversely correlate to the       9601 Blackwell Rd., Suite 500
                                                 performance of the S&P 500       Rockville, MD 20850
                                                 Index(TM)
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan Advantage                         Investment results that          Rydex Investments
Fund                                             correlate to the performance     9601 Blackwell Rd., Suite 500
                                                 of a specific benchmark          Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Large                                   Investment results that will     Rydex Investments
Cap Growth Fund                                  match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for large cap growth   Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Value                         Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for large cap value    Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                            Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap                                 Investment results that will     Rydex Investments
Advantage Fund                                   match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for mid-cap            Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth                          Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for mid-cap growth     Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value                           Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for mid-cap value      Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                               Investment results that will     Rydex Investments
                                                 match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark on a daily    Rockville, MD 20850
                                                 basis
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                Investment results that will     Rydex Investments
                                                 match the performance of a       9601 Blackwell Rd., Suite 500
                                                 specific benchmark for           Rockville, MD 20850
                                                 over-the-counter securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                         Capital appreciation             Rydex Investments
Fund                                                                              9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------
                                 Share Class
Underlying Fund                (if applicable)   Investment Objective             Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate Fund                        Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                          Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                         Investment results that will     Rydex Investments
Advantage Fund                                   match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for small-cap          Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation                         Long-term capital appreciation   Rydex Investments
Fund                                                                              9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth                        Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for small-cap growth   Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Value                         Investment results that will     Rydex Investments
Fund                                             match the performance of a       9601 Blackwell Rd., Suite 500
                                                 benchmark for small-cap value    Rockville, MD 20850
                                                 securities
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology Fund                         Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT                                         Capital appreciation             Rydex Investments
Telecommunications Fund                                                           9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                          Capital appreciation             Rydex Investments
Fund                                                                              9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government                         Security of principal, high      Rydex Investments
Money Market Fund                                current income, and liquidity    9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                          Capital appreciation             Rydex Investments
                                                                                  9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850
-----------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                                Long-term growth of capital      Security Management Company, LLC
(SBL Global)                                                                      One Security Benefit Place
                                                                                  Topeka, KS 66636
                                                                                  (Investment Adviser)

                                                                                  OppenheimerFunds, Inc.
                                                                                  498 Seventh Avenue
                                                                                  New York, NY 10018
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                                Long-term capital appreciation   Security Management Company, LLC
(SBL Small Cap Value)                                                             One Security Benefit Place
                                                                                  Topeka, KS 66636
                                                                                  (Investment Adviser)

                                                                                  Wells Capital Management Inc.
                                                                                  525 Market Street
                                                                                  San Francisco, CA 94105
                                                                                  (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------
                                 Share Class
Underlying Fund                (if applicable)   Investment Objective             Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing               Class 2       Long-term capital appreciation   Templeton Asset Management LTD.
Markets Securities Fund                                                           7 Temasek Boulevard, #38-03
                                                                                  Suntec Tower 1, Singapore 038987
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign                  Class 2       Long-term capital growth         Templeton Investment Counsel, LLC
Securities Fund                                                                   Broward Financial Center, Suite 2100
                                                                                  Fort Lauderdale, FL 33394
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                            Long-term capital appreciation   Wells Capital Management Inc.
Opportunity VT Fund                                                               525 Market Street
                                                                                  San Francisco, CA 94105
-----------------------------------------------------------------------------------------------------------------------------


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                                       71

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

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                            IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Traditional Individual Retirement Annuities (e.g., non-Roth IRAs). Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish an Individual Retirement Annuity (IRA). Further information can be obtained from any district office of the Internal Revenue Service.

Right to Revoke

You may revoke your IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by Security Benefit Life Insurance Company will be the date the account is established. To revoke your IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.

What are the Statutory Requirements?

The annuity contract described in the prospectus which accompanies this IRA Disclosure Statement meets the requirements of Section 408(b) of the Internal Revenue Code as to form for use as an IRA. Approval of the form of the contract has been requested from the Internal Revenue Service.

The requirements of Section 408(b) of the Internal Revenue Code, as to form for use as an IRA, are described in Items 1 through 6 below:

1.    The amount in your IRA must be fully vested at all times.

2.    The contract must provide that you cannot transfer it to someone else.

3.    The contract must have flexible premiums.

4. You must start receiving distributions by April 1 of the year following the year in which you reach age 70 1/2 (see "Required Minimum Distributions").

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. See "How Much May I Contribute?" (This requirement does not apply to rollovers. See "Rollovers and Direct Transfers.")

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

Who is Eligible for an IRA?

Any individual (under age 70 1/2) who has compensation or earned income is eligible for either a deductible or a nondeductible IRA.

You may designate your entire contribution as a nondeductible contribution, if you so choose. If your otherwise allowable and deductible IRA contribution is limited because you (or your spouse) are an active participant in a qualified retirement plan provided by your employer and your adjusted gross income exceeds a certain level, you may make a designated nondeductible contribution to the extent your otherwise allowable and deductible contribution amount was limited.

You have the responsibility of determining and reporting on IRS Form 8606 how much you contributed and which portion of the contributions you made were deductible and which were designated nondeductible contributions. Once contributed, the deductible and designated nondeductible contributions are treated the same, meaning, each type receives tax-deferred accumulation of income. You need to know how much of your account is made up of deductible and designated nondeductible contributions in order to determine the taxable portion of any distributions you receive.

Reporting requirements are instituted for individuals who make nondeductible contributions or receive a distribution. A penalty of $100 applies to each instance when a nondeductible contribution is reported but not made, without reasonable cause.

Spousal IRAs --

1.    One or both spouses must be receiving compensation for the taxable year.

--------------------------------------------------------------------------------
8212 (R5-06)                            1                            32-82126-00

--------------------------------------------------------------------------------

2. Both spouses must be under age 70 1/2. (However, if one spouse is not over age 70 1/2, that spouse could contribute under the regular IRA rules.)

3. The contributions need not be split equally between the two accounts. However, no more than the individual account maximum described below can be contributed to either account.

4.    A joint tax return must be filed.

5.    Separate accounts must be maintained for each spouse.

6. Community property laws are not considered in computing contributions to each spouse's account.

Divorced Spouse IRAs -- The transfer of an individual's interest, in whole or in part, in an IRA to their former spouse under a valid divorce decree or a written instrument incident to such divorce shall not be considered to be a distribution from such an IRA to such individual or their former spouse; nor shall it be considered a taxable transfer by such individual to their former spouse.

The interest described which is transferred to the former spouse shall be treated as an IRA of such spouse.

What is Compensation?

Compensation is defined as wages, salaries, professional fees, sales commissions, tips, bonuses and earned income to self-employed persons. It does not include earnings and profits from investments, such as interest, dividends and rental income.

When Do I Have to Make My Contributions?

Contributions, including establishing your IRA, can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your federal tax return, not including extensions.

How Much May I Contribute?

Regular IRA -- The lesser of 100% of compensation or the applicable dollar amount as shown in the table below:

                          -----------------------------
                               Tax Year         Amount
                          -----------------------------
                              2006-2007         $4,000
                          2008 and thereafter   $5,000
                          -----------------------------

If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if you are covered by an employer-sponsored retirement plan, the amount of the contribution to a traditional IRA which may be deducted will be reduced or eliminated if your modified adjusted gross income exceeds the limits as set forth in the table below:

              ----------------------------------------------------
              Taxable Years    Single Taxpayers    Joint Returns
               Beginning In    Phase-Out Range    Phase-Out Range
              ----------------------------------------------------
                   2006        $50,000-$60,000    $75,000-$85,000
              ----------------------------------------------------
              2007 and after   $50,000-$60,000    $80,000-$100,000
              ----------------------------------------------------

If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct those contributions to an IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

Spousal IRA -- If you and your spouse file a joint return, each of you may contribute up to $4,000 (or $5,000 in 2006 if you are age 50 or older) to your own IRA annually if your joint income in 2006 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2006 is the lesser of $4,000 (or $5,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $4,000 (or $5,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.

Are There Any Other Limits on Contributions?

Yes. For all IRAs, no contribution (other than a rollover) can be made in or after the year in which you reach age 70 1/2.

Rollovers and Direct Transfers

If you receive a distribution from another IRA, you may make a rollover contribution of all or part of the amount you receive to this IRA. The rollover must be completed within 60 days after you receive the distribution.

Certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your IRA. You may make a rollover contribution by rolling all or a portion of your distribution or directly transferring the assets from your retirement plan. The distribution must be rolled over within 60 days of receipt from the retirement plan administrator or sponsor. In most instances the plan administrator or sponsor must withhold 20% of your distribution for federal income tax purposes unless you elect a direct rollover. In a direct rollover, the distribution from your retirement plan is made directly from the plan administrator or sponsor to

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

your IRA. The amount of your rollover will not be included in your taxable income for the year.

Because of the strict limitations that apply to IRA and retirement plan rollovers, you should consult with your tax advisor before making any type of rollover contribution.

What Happens if Excess Contributions are Made to My IRA?

You must pay a 6% excise tax each year on excess contributions that remain in your IRA. Generally, an excess contribution is the amount contributed to your IRA that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution.

The excess contribution can be corrected if you contribute less than the permissible amount the following year; however, the excise tax is not avoided and will be due on the amount you over contributed the previous year.

Are My Contributions Deductible?

Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of your taxable compensation for the year or the applicable dollar amount as shown in the table below:

                          -----------------------------
                               Tax Year         Amount
                          -----------------------------
                              2006-2007         $4,000
                          2008 and thereafter   $5,000
                          -----------------------------

If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year.

However, if you are not covered by a qualified retirement plan, but your spouse is you may be able to deduct those contributions to an IRA; however, the amount you may deduct for IRA contributions will be phased out if your adjusted gross income ("AGI") exceeds $150,000.

If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The limits are:

              ----------------------------------------------------
              Taxable Years    Single Taxpayers    Joint Returns
               Beginning In    Phase-Out Range    Phase-Out Range
              ----------------------------------------------------
                   2006        $50,000-$60,000    $75,000-$85,000
              ----------------------------------------------------
              2007 and after   $50,000-$60,000    $80,000-$100,000
              ----------------------------------------------------

Tax Status of the Contract and Distributions

1. Earnings of your IRA contract are not taxed until they are removed from the IRA.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

5. Your IRA contract's tax-sheltered status will be lost and the value of your contract will be taxable to you, if:

      a. you engage in a prohibited transaction, as described in Internal Revenue Code Section 4975(c);

      b.    you borrow from your IRA;

      c.    you pledge your IRA as collateral for a loan; or

      d. you invest any part of your IRA assets in collectibles, as defined in Internal Revenue Code Section 408(m)(2).

Required Minimum Distributions

In general, you must start receiving minimum distributions from your IRA by April 1 following the year in which you reach age 70 1/2 (your "required beginning date") either in a single lump sum or over a period not extending beyond the joint life expectancy of you and a designated beneficiary.

Figure your required minimum distribution for each year by dividing the value of your IRA on December 31 of the preceding year by the applicable distribution period or life expectancy found in a table issued by the Internal Revenue Service. Generally, the applicable life expectancy is the remaining joint life and last survivor expectancy of you and a designated beneficiary if that designated beneficiary is assumed to be 10 years younger than you. If your spouse, as your sole designated beneficiary, is more than 10 years younger than you, distributions may be taken over a longer period. The applicable life expectancy may be found in a current version of IRS Publication 590 "Individual Retirement

--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

Arrangements." To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

Annuity payments which begin by April 1 of the year following the year you reach age 70 1/2 satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your beneficiary, provided that, if installments are guaranteed, the maximum guaranty period may be less than the applicable life expectancy.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

After your death, the general rule is that your entire balance must be distributed in substantially equal installments over a fixed period not exceeding your designated beneficiary's life expectancy (as determined under tables issued by the IRS), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained age 70 1/2 had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA.

Are There Any Penalties for Premature Distributions?

There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To distributions that are rolled over tax free to another IRA, a qualified employee retirement plan, a tax-sheltered annuity, or a governmental 457 deferred compensation plan.

2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3. To amounts distributed to a beneficiary, or the individual's estate, on or after the death of the individual.

4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9. To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

Reports

1.    Financial information about your IRA will be provided to you annually.

2.    IRS Form 5329 must be filed for a year during which excise tax is imposed.

Simplified Employee Pension (SEP-IRA)

Your Employer may contribute to your IRA, pursuant to a Simplified Employee Pension, the lesser of 25% of your compensation from such Employer or $44,000. In addition to the Employer's contribution to the SEP, you may also make a contribution to your IRA within the appropriate limits.

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                                        4

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Financial Information

Contributions to your IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the Underlying Fund's fees and expenses. The growth in value of the IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

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                                        5

                                                                      APPENDIX B
--------------------------------------------------------------------------------

                       ROTH INDIVIDUAL RETIREMENT ANNUITY
                              DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.

Right to Revoke

You may revoke your Roth IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by Security Benefit Life Insurance Company will be the date the account is established. To revoke your Roth IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.

What are the Requirements?

A Roth IRA contract must meet the following requirements:

1.    The amount in your Roth IRA must be fully vested at all times.

2.    The contract must provide that you cannot transfer it to someone else.

3.    The contract must have flexible premiums.

4. If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see "Required Minimum Distributions" below).

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. This requirement does not apply to qualified rollover contributions. (See "Rollovers and Direct Transfers" below).

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

The annuity contract described in the prospectus which accompanies this Roth IRA Disclosure Statement contains the provisions described above. Approval as to form of the contract has been provided by the Internal Revenue Service.

Rollovers and Direct Transfers

1. You may make a qualified rollover contribution to this Roth IRA from another Roth IRA, from a qualified Roth account in a Section401(k) or a
      Section 403(b) plan that accepts Roth contributions or from a traditional IRA, and such a contribution will not count toward the annual limit on contributions to this Roth IRA. You may make a qualified rollover contribution from a traditional IRA only if your modified adjusted gross income for the year in which the rollover will occur is $100,000 or less and you are not a married individual filing a separate return from your spouse. There is no income limitation on rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan.

2. Any amount distributed from your traditional IRA and rolled over will be subject to federal income taxes, except to the extent such amounts relate to nondeductible contributions. Qualified rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan are not taxable.

3. You must complete any qualified rollover contribution by the 60th day after the date you receive a distribution from the plan or your IRA.

4. A direct transfer of funds in a Roth IRA or a traditional IRA from one trustee or insurance company to this Roth IRA, and any rollover from a Roth account in a Section 401(k) or a Section 403(b) plan is not required to be counted as a rollover.

5. You may make a direct transfer of funds in a traditional IRA or a Roth account in a Section 401(k) or a Section 403(b) plan to this Roth IRA.

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6908 RO (R5-06)                         1                            32-69087-10

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6.    Other than a rollover from a Roth account in a Section 401(k) or a Section
      403(b) plan, you may not make a rollover contribution from a qualified pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or governmental 457 plan to this Roth IRA. A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA or any other qualified plan, including a Roth account in a Section 401(k) or a Section 403(b) plan.

7. You may not rollover minimum required distributions from your traditional IRA, any qualified plan or Section 403(b) plan, or governmental 457 plan into this Roth IRA.

8. A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.

Amount of Annual Contribution

1. In general, the amount you can contribute each year to the Roth IRA is the lesser of 100% of compensation or the applicable dollar amount as shown in the table below:

                          -----------------------------
                               Tax Year         Amount
                          -----------------------------
                               2006-2007        $4,000
                          2008 and thereafter   $5,000
                          -----------------------------

      If you are age 50 or over, you may make an additional catch-up contribution to a Roth IRA of $1,000 for each tax year.

      If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation.

2. No amount you contribute to the Roth IRA will be deductible for federal income tax purposes.

3. Contributions to your Roth IRA can be made at any time or by the due date of your federal tax return, not including extensions. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

4. If both you and your spouse have compensation, you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each of you earns. Both of you cannot participate in the same Roth IRA.

5. If you and your spouse file a joint return, each of you may contribute up to $4,000 (or $5,000 in 2006 if you are age 50 or older) to your own Roth IRA annually if your joint income in 2006 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2006 is the lesser of $4,000 (or $5,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $4,000 (or $5,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

6. Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $95,000 and $110,000, or if you are married and you and your spouse have a combined adjusted gross income between $150,000 and $160,000 in accordance with Internal Revenue Code Section 408A(c)(3).

Tax Status of Distributions

1. Since your contributions to the contract will be made with after-tax dollars, your contributions will not be subject to federal income tax when they are distributed to you. Distributions from the Roth IRA will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a "qualified distribution."

2. "Qualified distributions" from the Roth IRA will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

      a. occur after the five-year period beginning on the first day of the year you made your initial contribution to the Roth IRA, and

      b.    must be:

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                                        2

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      (1)   made on or after the date on which you attain age 59 1/2;

      (2)   made to a beneficiary (or your estate) on or after your death;

      (3)   attributable to your being disabled; or

      (4) a distribution to pay for "qualified first-time homebuyer expenses" under Internal Revenue Code Section 72(t)(8) up to $10,000.

3. You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a "nonqualified distribution."

4. Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

Required Minimum Distributions

1. You are not required to receive minimum distributions from your Roth IRA during your lifetime.

2. If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy (as determined under Internal Revenue Service regulations), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse's IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse's lifetime.

3. Life expectancies are determined using the life expectancy tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

4. If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

What Happens if Excess Contributions are Made to My Roth IRA?

1. You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

3. If your excess contributions, plus the net income on those contributions, are distributed after the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than the maximum amount which you are allowed to contribute for those subsequent years.

Are There Any Penalties for Premature Distributions?

There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the "Tax Status of Distributions.") Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To distributions that constitute qualified rollover contributions to another Roth IRA.

2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3. To amounts distributed to a beneficiary, or your estate, on or after your death.

4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition.

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                                        3

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      A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9. To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

IRA Excise Tax Reporting

Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need to file Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

Transactions With Your Roth IRA

If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the taxable portion of the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than age 59 1/2, your taxes may be further increased by a penalty tax in an amount equal to 10% of the taxable portion of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also the taxable portion must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)

Financial Information

Contributions to your Roth IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this Roth IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the underlying fund's fees and expenses. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the Underlying Fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.

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                                        4

                        SECURITY BENEFIT PRIVACY POLICY

The privacy of Security Benefit's customers is of utmost importance to us. You provide nonpublic personal information ("NPI") to us in the course of doing business. We treat this information as confidential and restrict access to it.

We collect NPI about you from: (1) your requests for literature; (2) your applications and forms; (3) your financial advisor; and (4) your transactions with us. We do not sell information about current or former customers. We disclose information among our affiliates and to third parties as needed to process transactions or service your account. For example, we may contract with third parties to send you statements. Also, we disclose information as required or permitted by law. Except with regard to California residents, we also may disclose information to companies: (1) that help us sell our products; and (2) with whom we jointly offer products. When we contract with others, we will require them to adhere to our privacy standards.

At Security Benefit, we restrict access to your NPI. Such information is given only to those who need it to provide products or services to you. We also maintain: (1) physical; (2) electronic; and (3) procedural safeguards to guard your NPI.

--------------------------------------------------------------------------------

This Privacy Policy applies to the following companies: Security Benefit Life Insurance Company, Security Benefit Corporation, Security Management Company, LLC, Security Distributors, Inc., First Security Benefit Life Insurance and Annuity Company of New York, Security Financial Resources, Inc., Security Financial Resources Collective Investments, LLC, and the Security Funds.

                     THIS PAGE IS NOT PART OF THE PROSPECTUS

            SDI serves as the principal underwriter for the Contract. More information about SDI is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

     [SECURITY BENEFIT(SM) LOGO]

     One Security Benefit Place o Topeka, Kanas 66636-0001 o securitybenefit.com
                                                                     PPA (R5-05)

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                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2006



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2006, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3


LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b)                                                                 4
   Sections 408 and 408A.....................................................  4


PERFORMANCE INFORMATION......................................................  5

EXPERTS......................................................................  5

FINANCIAL STATEMENTS.........................................................  6


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                                        2

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING THE EXCESS CHARGE
The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------------------
                                                    0.95%
Mortality and Expense Risk Charge..........
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

---------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.975
                                                     -------
Gross Dividend Per Unit....................         $  0.025
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.02415
Times:  Number of Accumulation Units.......     x         5,000
                                                    -----------
Net Dividend Amount........................            $ 120.75
---------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.


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                                        3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to the applicable dollar amount shown in the table below:


-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
   2006 and thereafter             $15,000
-------------------------- ------------------------


The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during each tax year at the rates set forth in the table below:


-------------------------- ------------------------
        TAX YEAR                 ADDITIONAL
                               CATCH UP AMOUNT
-------------------------- ------------------------
   2006 and thereafter             $5,000
-------------------------- ------------------------


The $5,000 limit will also be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit is the lesser of (i) $44,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) - Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,000 in 2006 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,000 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2006-2007               $4,000
   2008 and thereafter          $5,000

-------------------------- -----------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.


Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee


--------------------------------------------------------------------------------
pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $42,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge. Average annual total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

The average annual return figures below have been adjusted to reflect the maximum charges imposed under the Contract, except that average annual return (without contingent deferred sales charge and administration charge), does not reflect any applicable withdrawal charge or account administration charge of $30. Those charges, if reflected, would reduce such average annual return figures.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Variable Annuity Account XIV AdvisorDesigns Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for



--------------------------------------------------------------------------------
                                        5
such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and the financial statements of Variable Annuity Account XIV AdvisorDesigns Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                       6

CONSOLIDATED FINANCIAL STATEMENTS AND OTHER
FINANCIAL INFORMATION

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2005, 2004, and 2003

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements
                         and Other Financial Information

                  Years Ended December 31, 2005, 2004, and 2003

                                    Contents

Report of Independent Auditors ........................................    1

Audited Consolidated Financial Statements

Consolidated Balance Sheets ...........................................    2
Consolidated Statements of Income .....................................    4
Consolidated Statements of Changes in Stockholder's Equity ............    5
Consolidated Statements of Cash Flows .................................    6
Notes to Consolidated Financial Statements ............................    8

Other Financial Information

Consolidating Balance Sheet ...........................................   45
Consolidating Statement of Income .....................................   47

[ERNST & YOUNG LOGO]  o Ernst & Young LLP                o Phone: (816) 474-5200
                        One Kansas City Place               www.ey.com
                        1200 Main Street
                        Kansas City, Missouri 64105-2143

                         Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States.

Our audits were conducted for the purpose of forming an opinion on the consolidated financial statements taken as a whole. The consolidating balance sheet as of December 31, 2005, and consolidating statement of income for the year then ended, are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information has been subjected to the auditing procedures applied in our audit of the 2005 consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the consolidated financial statements taken as a whole.

                                                           /s/ Ernst & Young LLP

February 15, 2006

                  A Member Practice of Ernst & Young Global                    1

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                                 December 31
                                                             2005           2004
                                                         ---------------------------
                                                                (In Thousands,
                                                            Except Share Amounts)
Assets
Investments:
   Securities available-for-sale:
      Bonds                                              $  4,844,508   $  4,825,300
      Equity securities                                        71,396         62,132
   Bonds held-to-maturity                                      36,316         44,420
   Mutual funds                                                97,935         98,994
   Mortgage loans                                                  --            646
   Policy loans                                                95,782         92,609
   Cash and cash equivalents                                   88,264         56,558
   Short-term investments                                       9,770         15,774
   Other invested assets                                       78,764         35,568
                                                         ---------------------------
Total investments                                           5,322,735      5,232,001

Accrued investment income                                      45,036         46,834
Collateral held for securities lending                        499,683             --
Accounts receivable                                             9,514         10,046
Income taxes receivable                                        12,790          5,495
Reinsurance recoverable                                       502,575        491,292
Property and equipment, net                                    62,034         64,584
Deferred policy acquisition costs                             425,411        358,196
Deferred sales inducement costs                                79,490         60,315
Other assets                                                   99,440         94,714
Separate account assets                                     5,508,396      4,930,398
                                                         ---------------------------
Total assets                                             $ 12,567,104   $ 11,293,875
                                                         ===========================

                                                                 December 31
                                                             2005           2004
                                                         ---------------------------
                                                               (In Thousands,
                                                           Except Share Amounts)
Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values            $  5,485,378   $  5,292,330
   Policy and contract claims                                   5,560          4,200
   Other policyholder funds                                    18,888         19,138
   Accounts payable and accrued expenses                       62,263         33,717
   Deferred income tax liability                               76,659         84,245
   Long-term debt                                             150,000        150,000
   Mortgage debt                                               45,566         47,026
   Securities lending obligation                              499,683             --
   Other liabilities                                           21,524         19,075
   Separate account liabilities                             5,508,396      4,930,398
                                                         ---------------------------
Total liabilities                                          11,873,917     10,580,129

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding                7,000          7,000
   Additional paid-in capital                                  43,631         43,631
   Accumulated other comprehensive (loss)
      income, net                                              (2,963)        24,884
   Retained earnings                                          645,519        638,231
                                                         ---------------------------
Total stockholder's equity                                    693,187        713,746

                                                         ---------------------------
Total liabilities and stockholder's equity               $ 12,567,104   $ 11,293,875
                                                         ===========================

See accompanying notes.
                                                                               3

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Statements of Income

                                                         Year Ended December 31
                                                       2005        2004       2003
                                                     -------------------------------
                                                               (In Thousands)
Revenues:
   Insurance premiums and other considerations       $   8,997  $   7,120  $  24,024
   Asset-based fees                                    131,622    124,303     92,071
   Other product charges                                29,152     27,922     23,092
   Net investment income                               252,978    225,958    185,435
   Net realized/unrealized capital gains                 2,342      2,536     20,788
   Other revenues                                       16,381     11,992     11,018
                                                     -------------------------------
Total revenues                                         441,472    399,831    356,428

Benefits and expenses:
   Annuity benefits:
     Interest credited to account balances             175,876    154,620    124,164
     Benefits in excess of account balances             27,630     15,673     27,715
   Traditional life insurance benefits                   1,554     (1,937)     7,904
   Other benefits                                       (4,353)     8,363     21,717
                                                     -------------------------------
   Total benefits                                      200,707    176,719    181,500

   Commissions and other operating expenses            103,931    100,646     78,537
   Amortization of deferred policy acquisition
     costs                                              57,416     41,467     40,880
   Interest expense                                     14,968     15,505     10,522
   Other expenses                                        9,726      8,843      5,066
                                                     -------------------------------
Total benefits and expenses                            386,748    343,180    316,505
                                                     -------------------------------

Income before income taxes                              54,724     56,651     39,923
Income tax expense                                       9,436      6,072      5,353
                                                     -------------------------------
Net income                                           $  45,288  $  50,579  $  34,570
                                                     ===============================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                               Accumulated
                                                 Additional       Other                      Total
                                       Common     Paid-In     Comprehensive   Retained    Stockholder's
                                       Stock      Capital     (Loss) Income   Earnings       Equity
                                       ----------------------------------------------------------------
                                                                 (In Thousands)
Balance at January 1, 2003             $ 7,000   $      --    $    (15,999)   $ 616,713   $    607,714
Comprehensive income:
   Net income                               --          --              --       34,570         34,570
   Other comprehensive income, net          --          --          25,478           --         25,478
                                                                                          -------------
Comprehensive income                                                                            60,048
Dividends paid                              --          --              --      (10,000)       (10,000)
                                       ----------------------------------------------------------------
Balance at December 31, 2003             7,000          --           9,479      641,283        657,762
Comprehensive income:
   Net income                               --          --              --       50,579         50,579
   Other comprehensive income, net          --          --          15,405           --         15,405
                                                                                          -------------
Comprehensive income                                                                            65,984
Transfer of net assets of subsidiary
   to parent company in exchange
   for intercompany promissory note         --      43,631              --      (43,631)            --
Dividends paid                              --          --              --      (10,000)       (10,000)
                                       ----------------------------------------------------------------
Balance at December 31, 2004             7,000      43,631          24,884      638,231        713,746
Comprehensive income:
   Net income                               --          --              --       45,288         45,288
   Other comprehensive income, net          --          --         (27,847)          --        (27,847)
                                                                                          -------------
Comprehensive income                                                                            17,441
Dividends paid                              --          --              --      (38,000)       (38,000)
                                       ----------------------------------------------------------------
Balance at December 31, 2005           $ 7,000   $  43,631    $     (2,963)   $ 645,519   $    693,187
                                       ================================================================

See accompanying  notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                    Year Ended December 31
                                                               2005         2004          2003
                                                           ---------------------------------------
                                                                        (In Thousands)
Operating activities
Net income                                                 $   45,288   $    50,579   $    34,570
Adjustments to reconcile net income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital gains                       (2,342)       (2,536)      (20,788)
   Depreciation                                                 4,483         4,169         8,722
   Amortization of investment premiums and discounts            7,388        10,905         9,252
   Annuity and interest-sensitive life products-interest
     credited to account balances                             175,876       154,620       124,164
   Policy acquisition costs deferred                          (77,268)      (74,896)     (114,385)
   Amortization of deferred policy acquisition costs           57,416        41,467        40,880
   Sales inducement costs deferred                            (30,676)      (16,904)           --
   Amortization of sales inducement costs                      11,501         8,222            --
   Net sales of mutual funds, trading                             532        17,775           462
   Other changes in operating assets liabilities               19,459       (19,647)       21,080
                                                           ---------------------------------------
Net cash and cash equivalents provided by
  operating activities                                        211,657       173,754       103,957

Investing activities
Sales, maturities, of repayments of investments:
  Bonds available-for-sale                                    761,924       719,493     2,417,108
  Equity securities available-for-sale                          9,533        57,000        36,040
  Bonds held-to-maturity                                        8,557        14,301        29,450
  Mutual funds, other than trading                             42,523           211        64,544
  Mortgage loans                                                  646         9,623         3,394
  Other invested assets                                        13,251         2,905         3,476
                                                           ---------------------------------------
                                                              836,434       803,533     2,554,012
Acquisitions of investments:
  Bonds available-for-sale                                   (878,879)   (1,100,062)   (3,933,033)
  Equity securities available-for-sale                        (16,591)      (62,863)      (11,514)
  Mutual funds                                                (36,401)      (53,328)         (403)
  Mortgage loans                                                   --            --        (3,611)
  Other invested assets                                       (51,023)       (6,683)      (11,182)
                                                           ---------------------------------------
                                                             (982,894)   (1,222,936)   (3,959,743)

Net (purchases) sales of property and equipment                (1,638)       13,924        (4,921)
Net purchases of short-term investments                            --        (6,761)       (6,998)
Net (decrease) increase in policy loans                        (3,173)        1,645         1,843
                                                           ---------------------------------------
Net cash and cash equivalents used in investing
  activities                                                 (151,271)     (410,595)   (1,415,807)

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                Year Ended December 31
                                                            2005        2004         2003
                                                         ------------------------------------
                                                                    (In Thousands)
Financial activities
Proceeds from long-term debt and mortgage debt           $      --   $      --   $   100,000
Payments on mortgage debt                                   (1,460)     (1,364)       (1,006)
Dividends paid                                             (38,000)    (10,000)      (10,000)
Deposits to annuity account balances                       634,893     629,417     1,335,871
Withdrawals from annuity account balances                 (624,113)   (441,702)     (262,867)
                                                         ------------------------------------
Net cash and cash equivalent (used in) provided
  by financing activities                                  (28,680)    176,351     1,161,998
                                                         ------------------------------------

Increase (decrease) in cash and cash equivalents            31,706     (60,490)     (149,852)
Cash and cash equivalents at beginning of year              56,558     117,048       266,900
                                                         ------------------------------------
Cash and cash equivalents at end of year                 $  88,264   $  56,558   $   117,048
                                                         ====================================

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
   Interest                                              $  15,210   $  16,180   $     7,132
                                                         ====================================

   Income taxes                                          $   9,322   $  (1,721)  $    (8,030)
                                                         ====================================

Noncash investing and financing activities
Transfer of net assets of subsidiary to parent
  company in exchange for intercompany promissory note   $      --   $  43,631   $        --
                                                         ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2005

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company ( the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company (except shares required by law to be held by the Company's directors). In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting Stock of SBC.

Basis of Presentation

The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, Security Management Company, LLC (SMC) and Security Benefit Group, Inc. (SBG). (See Note 13.) The consolidated financial statements of SBG include its subsidiaries, First Security Benefit Life Insurance and Annuity Company of New York; Security Distributors, Inc.; Security Benefit Academy, Inc.; and Security Financial Resources, Inc. Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SMC was 90% at December 31, 2005 and December 31, 2004. Minority interest amounts held by SBC of $2,621,000 and $430,000 in the net income and members' equity of SMC, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2005. As of December 31, 2004, minority interest amounts held by SBC are $1,832,000 and $411,000 in the net income and members' equity of SMC, respectively, and are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumption that affect amounts reported and disclosed. Actual results could differ from those estimates. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

Accounting Changes

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities (FIN No. 46); however, this guidance was subsequently revised in December 2003. FIN NO. 46 provides guidance related to identifying variable-interest entities and determining whether such entities should be consolidated. In addition, FIN No. 46 also provides guidance related to the initial and subsequent measurement of assets, liabilities, and noncontrolling interests of newly consolidated variable-interest entities and requires disclosures for both the primary beneficiary of a variable-interest entity and other beneficiaries of the entity.

For nonpublic entities such as the Company, FIN No. 46, as revised, was effective immediately for variable-interest entities created or interests in such entities obtained after December 31, 2003. A nonpublic enterprise shall apply FIN No. 46 to all variable interests held by the beginning of the first annual period beginning after December 15, 2004. The Company's effective date, therefore, is for the financial statements for the year ending December 31, 2005. During 2004, the Company evaluated its investment in a structured investment trust and reduced its ownership in the investment so as not to be impacted by FIN No. 46. The adoption of the interpretation did not have a material impact on the Company's results of operations, liquidity, or financial resources.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

covered by other authoritative accounting guidance. SOP 03-01 was adopted effective January 1, 2004, and the cumulative effect of accounting change in 2004 of $20,000, which is net of income tax benefits of $13,000, is reported in other expenses.

A provision of SOP 03-01 relates to the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs. As of January 1, 2004, increased future policyholder benefits for variable annuities with guaranteed minimum death benefits offset by the impact on the amortization of deferred policy acquisition cost resulted in an after-tax cumulative effect adjustment of $(3.8) million.

In addition, the Company also had an after-tax cumulative effect adjustment from adopting the SOP related to presentation and valuation of amounts previously reported as separate accounts of $3.8 million, net of income taxes, as of January 1, 2004. The guidance requires that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income. At December 31, 2004, $116.8 million of separate account assets and separate account liabilities were reclassified to available-for-sale bonds, cash and cash equivalents, and policy reserves and annuity account values. In addition, the Company's underlying interest in the separate account (seed money) was accounted for, valued, and reported in a manner consistent with the accounting for similar assets held by the general account.

In addition, SOP 03-01 clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, the Company reclassified $51.6 million of sales inducements from deferred policy acquisition costs effective January 1, 2004.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted under the cost method should be considered other-than-temporary and recognized in income. In September 2004, the FASB issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification could be provided.

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for the reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 will not have a material impact on the Company's consolidated financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are still evaluating the impact this guidance will have to our consolidated financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the interest method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/ unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. A portion of the mutual funds investments is purchased to generate returns for certain liabilities. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains (losses) in the consolidated statements of income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at amortized cost. Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are accounted for by the equity method and reported in other invested assets. Cash and cash equivalents include cash on hand, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In July 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income is included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheet.

Derivatives

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument.
Changes in fair value of the derivative financial instruments are either recognized periodically in income or in equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferral policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2006 through 2010 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                                 December 31
                                                               2005       2004
                                                             -------------------
                                                                (In Thousands)

   Land                                                      $    450   $    450
   Data processing equipment                                      108        106
   Computer software                                           17,884     17,866
   Other                                                        1,712      1,449
   Building                                                    51,560     50,253
   Furniture                                                    6,001      5,955
                                                             -------------------
                                                               77,715     76,079
   Less accumulated depreciation                               15,681     11,495
                                                             -------------------
                                                             $ 62,034   $ 64,584
                                                             ===================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimburses to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2005, related to the noncancelable portion of the lease are $955,000 annually for years 2006 through 2010 and $6,131,000 thereafter.

Business Owned Life Insurance

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $70,699,000 and $67,389,000 at December 31, 2005 and 2004, respectively, with the change in value of $3,310,000 in 2005 and $3,461,000 in 2004 recorded in other income.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities  for future  policy  benefits  for  traditional  life  products  are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.5% to 15% during 2005, from 2% to 9% during 2004, and from 2% to 13% during 2003.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off through the establishment of a valuation allowance.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts
      reported  in  the  consolidated   balance  sheets  for  these  instruments
      approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life  insurance and mortgage  loans:  The carrying  amounts
      reported  in  the  consolidated   balance  sheets  for  these  instruments
      approximate their fair value.

      Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, on pricing models of formulas using current assumptions.

      Policy Loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2005 and 2004, is as follows:

                                                                      December 31, 2005
                                                      -------------------------------------------------
                                                                     Gross        Gross
                                                      Amortized    Unrealized   Unrealized
                                                         Cost        Gains        Losses     Fair Value
                                                      -------------------------------------------------
                                                                        (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and obligation of
      U.S. government corporations and agencies       $  317,865   $      145   $    4,212   $  313,798
   Corporate securities                                2,472,008       37,766       25,016    2,484,758
   Mortgage-backed securities                          1,917,011        7,457       25,896    1,898,572
   Asset-backed securities                               148,125          577        1,322      147,380
                                                      -------------------------------------------------
Total bonds                                           $4,855,009   $   45,945   $   56,446   $4,844,508
                                                      =================================================

Equity securities                                     $   71,256   $      141   $        1   $   71,396
                                                      =================================================
Held-to-maturity
Bonds:
   Obligations of states and political subdivisions   $    1,967   $       --   $      102   $    1,865
   Corporate securities                                   33,582        2,554          152       35,984
   Mortgage-backed securities                                767           --           --          767
                                                      -------------------------------------------------
Total bonds                                           $   36,316   $    2,554   $      254   $   38,616
                                                      =================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                                      December 31, 2004
                                                      -------------------------------------------------
                                                                      Gross        Gross
                                                       Amortized   Unrealized   Unrealized      Fair
                                                          Cost        Gains       Losses       Value
                                                      -------------------------------------------------
                                                                       (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and obligations of
      U.S. government corporations and agencies       $  382,264   $    1,476   $    2,279   $  381,461
   Corporate securities                                 2444,304       73,260       12,537    2,505,027
   Mortgage-backed securities                          1,855,452       28,664        6,866    1,877,250
   Asset-backed securities                                61,837          847        1,122       61,562
                                                      -------------------------------------------------
Total bonds                                           $4,743,857   $  104,247   $   22,804   $4,825,300
                                                      =================================================

Equity securities                                     $   61,326   $      807   $        1   $   62,132
                                                      =================================================

Held-to-maturity
Bonds:
   Obligations of states and political subdivisions   $    2,276   $       --   $      102   $    2,174
   Corporate securities                                   37,244        3,396           15       40,625
   Mortgage-backed securities                              1,705            8           --        1,713
   Asset-backed securities                                 3,195          381           --        3,576
                                                      -------------------------------------------------
Total bonds                                           $   44,420   $    3,785   $      117   $   48,088
                                                      =================================================

The amortized cost and fair value of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                        Available-for-sale         Held-to-Maturity
                                                      -------------------------------------------------
                                                      Amortized       Fair      Amortized       Fair
                                                         Cost        Value         Cost        Value
                                                      -------------------------------------------------
                                                                       (In Thousands)
Due in one year or less                               $  168,570   $  167,544   $       --   $       --
Due after one year through five years                    861,027      860,530       10,988       11,320
Due after five years through ten years                   914,693      916,465       12,636       13,673
Due after ten years                                      845,583      854,017       11,925       12,856
Mortgage-backed securities                             1,917,011    1,898,572          767          767
Asset-backed securities                                  148,125      147,380           --           --
                                                      -------------------------------------------------
                                                      $4,855,009   $4,844,508   $   36,316   $   38,616
                                                      =================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows (in thousands):

                                                                              December 31, 2005
                                                 ----------------------------------------------------------------------------
                                                                               Greater Than or
                                                   Less Than 12 Months        Equal to 12 Months
                                                 -------------------------------------------------
                                                                Gross                     Gross        Total      Total Gross
                                                  Carrying    Unrealized    Carrying    Unrealized    Carrying    Unrealized
                                                   Amount       Losses       Amount       Losses       Amount       Losses
                                                 ----------------------------------------------------------------------------
Fixed maturities, available-for-sale:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies   $  144,909   $    2,044   $  157,802   $    2,168   $  302,711   $     4,212
   Corporate securities                             663,856       12,325      367,095       12,691    1,030,951        25,016
   Mortgage-backed securities                       935,675       11,690      424,355       14,206    1,360,030        25,896
   Asset-backed securities                           68,031          640       19,076          682       87,107         1,322
                                                 ----------------------------------------------------------------------------
Total fixed maturities, available-for-sale       $1,812,471   $   26,699   $  968,328   $   29,747   $2,780,799   $    56,446
                                                 ============================================================================

Total equity securities, available-for-sale      $       --   $       --   $        1   $        1   $        1   $         1
                                                 ============================================================================

Fixed maturities, held-to-maturity               $       --   $       --   $    6,910   $      254   $    6,910   $       254
                                                 ============================================================================

                                                                              December 31, 2004
                                                 ----------------------------------------------------------------------------
                                                                               Greater Than or
                                                   Less Than 12 Months        Equal to 12 Months
                                                 -------------------------------------------------
                                                                Gross                     Gross        Total      Total Gross
                                                  Carrying    Unrealized    Carrying    Unrealized    Carrying    Unrealized
                                                   Amount       Losses       Amount       Losses       Amount       Losses
                                                 ----------------------------------------------------------------------------
Fixed maturities, available-for-sale:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                    $  160,077   $    2,279   $       --   $       --   $  160,077   $     2,279
   Obligations of states and political
     subdivisions                                    10,991           --        3,174           --       14,165            --
   Corporate securities                             285,876        3,100      169,444        9,437      455,320        12,537
   Mortgage-backed securities                       283,328        1,684      139,723        5,182      423,051         6,866
   Asset-backed securities                           89,830          998       91,427          124      181,257         1,122
                                                 ----------------------------------------------------------------------------
Total fixed maturities, available-for-sale       $  830,102   $    8,061   $  403,768   $   14,743   $1,233,870   $    22,804
                                                 ============================================================================

Total equity securities, available-for-sale      $       --   $        1   $       --   $       --   $       --   $         1
                                                 ============================================================================

Fixed maturities, held-to-maturity               $       --   $       --   $    7,008   $      117   $    7,008   $       117
                                                 ============================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

As of December 31, 2005, the Company held $2,780.8 million in available-for-sale fixed maturity securities with unrealized losses of $56.4 million. The Company's portfolio consists of fixed maturity securities where 87% are investment grade (rated AAA through BBB-) with an average price of $98 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 263 securities with a carrying value of $1,812.4 million and unrealized losses of $26.7 million reflecting an average price of $99. Of this portfolio, 87% were investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $25.0 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 133 securities with a carrying value of $968.3 million and unrealized loss of $29.7 million. Of this portfolio, 86% were investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $28.7 million.

The Company closely monitors its below investment grade holdings and those investment grade names where there are concerns. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2005, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

listed below by length of time these invested assets have been in an unrealized loss position. This list is referred to as our watch list and its related unrealized losses are presented below.

                                                December 31, 2005
                                       ----------------------------------------
                                       Amortized    Unrealized        Estimated
                                          Cost         Loss          Fair Value
                                       ----------------------------------------
                                                    (In Thousands)
   Less than 12 months:
      Corporate securities             $   2,720    $     120        $    2,600
                                       ----------------------------------------
                                           2,720          120             2,600

   Greater than 12 months:
      Corporate securities                11,904          320            11,584
      Mortgage-backed securities           3,453          254             3,199
      Asset-backed securities              1,725          163             1,562
                                       ----------------------------------------
                                          17,082          737            16,345
                                       ----------------------------------------
   Total                               $  19,802    $     857        $   18,945
                                       ========================================

The debt securities included on the watch list cross several industries with no concentration in any one industry. The securities include corporate securities, asset-backed securities, and mortgage-backed securities. The watch list includes 11 securities, of which 10 have been on the list for over 12 months. The combined fair value of the watch list securities was 96% of book value.
Improving to stable economic conditions, adequate liquidity and cash flows, sufficient collateral, and stable to improving operating performance, as well as all of the securities being current as to principal and interest, were factors considered in concluding that an other-than-temporary impairment charge was not necessary. In addition, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income for the years ended December 31, 2005, 2004, and 2003, are summarized as follows:

                                            2005         2004            2003
                                         --------------------------------------
                                                     (In Thousands)

   Interest on bonds                     $ 244,493   $   221,915      $ 177,022
   Dividends on equity securities            3,177         2,332          2,698
   Dividends on mutual funds                 2,106         1,678            668
   Interest on mortgage loans                   25           166            564
   Interest on policy loans                  5,798         6,002          5,651
   Interest on short-term investments        2,797         1,636          1,512
   Other                                       247        (4,125)            71
                                         --------------------------------------
   Total investment income                 258,643       229,604        188,186

   Less investment expenses                  5,665         3,646          2,751
                                         --------------------------------------
   Net investment income                 $ 252,978   $   225,958      $ 185,435
                                         ======================================

Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2005, 2004, and 2003, are as follows:

                                            2005         2004            2003
                                         --------------------------------------
                                                     (In Thousands)

   Proceeds from sales                   $ 386,462   $   222,056      $ 408,784
   Gross realized gains                      7,491        10,153          6,119
   Gross realized losses                     4,165         2,786          4,060

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2005, 2004, and 2003, consist of the following:

                                             2005         2004           2003
                                           ------------------------------------
                                                      (In Thousands)

   Realized gains (losses):
      Bonds                                $  2,532   $     6,586     $  1,890
      Equity securities                         794           281          169
      Mutual funds - trading                    616           176         (614)
      Mutual funds - other than trading          26            --       12,295
                                           ------------------------------------
   Total realized                             3,968         7,043       13,740

   Impairments:
      Bonds                                  (1,524)       (5,469)      (5,138)
                                           ------------------------------------
   Total impairments                         (1,524)       (5,469)      (5,138)

   Holding gains (losses):
      Mutual funds - trading                   (604)          836        5,398
      Mutual funds - other than trading       1,513         2,989        5,384
                                           ------------------------------------
   Total holding gains                          909         3,825       10,782
                                           ------------------------------------
                                              3,353         5,399       19,384
   Related impact on deferred policy
      acquisition costs                      (1,011)       (2,863)       1,404
                                           ------------------------------------
   Net realized/unrealized capital gains   $  2,342   $     2,536     $ 20,788
                                           ====================================

There were no outstanding agreements to sell securities at December 31, 2005 or 2004.

At December 31, 2005, the Company had approximately $1.2 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 11), and the home office building (see
Note 12).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Derivative Instruments

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR over the next two years. The notional amounts of the swaps are $45 million and $90 million at December 31, 2005 and 2004, respectively, and are scheduled to decline as the liabilities mature. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $127 million and $166 million at December 31, 2005 and 2004, respectively.

During the years ended December 31, 2005 and 2004, the Company recognized a net gain of $709,000 and $810,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005. The Company held $30 million of notional value at December 31, 2004.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

During the years ended December 31, 2005 and 2004, the Company recognized a gain of $251,000 and $272,000, respectively, related to the ineffective portion of its hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions in 2005 and 2004 that were intended to reduce the impact of the equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and the realized gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2005 and 2004, the Company realized a loss of $7.9 million and $6.4 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 357 futures contracts at December 31, 2005, but did not hold any futures contracts at December 31, 2004.

3. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance (other than the value of business acquired and sales inducements) is presented below for the years ended December 31:

                                                           2005          2004
                                                       -------------------------
                                                            (In Thousands)

   Balance at beginning of year                        $   250,227   $  256,310
   Cost deferred during the year                            77,268       74,896
   Amortized to expense during the year                    (46,086)     (28,663)
   Effect of realized gains (losses) on amortization
      of deferred policy acquisition costs                   1,011       (2,863)
   Effect of unrealized gains                               49,275        4,417
   Other                                                      (901)      (3,462)
   SOP 03-01 implementation                                     --      (50,408)
                                                       -------------------------
   Balance at end of year                              $   330,794   $  250,227
                                                       =========================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

The Present Value of Future Profits (PVFP) relates to reinsurance assumed in 2000 and 2003. Included in deferred policy acquisition costs in the consolidated balance sheet, PVFP reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                          2005          2004
                                                       -------------------------
                                                            (In Thousands)

   Balance at beginning of year                        $   107,969   $  119,222
   Imputed interest                                          6,909        7,574
   Amortization                                            (20,261)     (19,669)
   SOP 03-01 implementation                                     --          842
                                                       -------------------------
   Balance at end of year                              $    94,617   $  107,969
                                                       =========================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 14.5% and 17.6% of the December 31, 2005, deferred policy acquisition cost balance in each of the years 2006 through 2010. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

4. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

                                                              Unrealized
                                                            Gains (Losses)   Derivative
                                                             on Available-   Instruments
                                                               for-Sale         Gains
                                                              Securities      (Losses)        Total
                                                            ------------------------------------------
                                                                         (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2003                                          $      (11,943)  $    (4,056)  $  (15,999)
      Unrealized gains on available-for-sale securities             41,177            --       41,177
      Change in fair value of derivatives                               --         1,390        1,390
      Gains reclassified into earnings from other
         comprehensive income                                       14,600            --       14,600
      Unlocking of deferred policy acquisition costs               (17,971)           --      (17,971)
      Change in deferred income taxes                              (13,231)         (487)     (13,718)
                                                            ------------------------------------------
      Total other comprehensive income                              24,575           903       25,478
                                                            ------------------------------------------
Accumulated other comprehensive income (loss) at
   December 31, 2003                                                12,632        (3,153)       9,479
      Unrealized gains on available-for-sale securities             11,542            --       11,542
      Change in fair value of derivatives                               --         3,720        3,720
      Losses reclassified into earnings from
         other comprehensive income                                  4,387            --        4,387
      Unlocking of deferred policy acquisition costs                 4,417            --        4,417
      Change in deferred income taxes                               (7,359)       (1,302)      (8,661)
                                                            ------------------------------------------
      Total other comprehensive income                              12,987         2,418       15,405
                                                            ------------------------------------------
Accumulated other comprehensive income (loss) at
   December 31, 2004                                                25,619          (735)      24,884
      Unrealized losses on available-for-sale securities           (95,952)           --      (95,952)
      Change in fair value of derivatives                               --           494          494
      Gains reclassified into earnings from
         other comprehensive income                                  3,341            --        3,341
      Unlocking of deferred policy acquisition costs                49,275            --       49,275
      Change in deferred income taxes                               15,168          (173)      14,995
                                                            ------------------------------------------
      Total other comprehensive income (loss)                      (28,168)          321      (27,847)
                                                            ------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2005                                        $       (2,549)  $      (414)  $   (2,963)
                                                            ==========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Employee Benefit Plans

Substantially all company employees are covered by a qualified, noncontributory defined benefit pension plan sponsored by the Company and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service. The Company's policy has been to contribute funds to the plan in amounts required to maintain sufficient plan assets to provide for accrued benefits. In applying this general policy, the Company considers, among other factors, the recommendations of its independent consulting actuaries, the requirements of federal pension law, and the limitations on deductibility imposed by federal income tax law.

In addition to the Company's defined benefit pension plan, the Company provides certain medical and life insurance benefits to full-time employees who have retired after the age of 55 with 5 years of service. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. Contributions vary based on the employee's years of service earned after age 40. The Company's portion of the costs is frozen after 2002, with all future cost increases passed on to the retirees, except for retirees in the plan prior to July 1, 1993, whose costs continue to be covered 100% by the Company.

In May 2004, the FASB issued FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement Act of 2003, which provides accounting guidance to a sponsor of a postretirement healthcare plan that provides prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare
Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP No. 106-2 was effective for periods beginning after June 15, 2004, but the Company was not able to determine if its plan was actuarially equivalent until the final regulations were issued in 2005. Effective January 1, 2005, the Company adopted FSP No. 106-2 prospectively and the postretirement accumulated benefit obligation was remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit costs. As a result, the accumulated postretirement benefit obligation was reduced by $751,000 which will be recognized as adjustments of future benefit costs through the amortization of actuarial (gains) losses in accordance with FSP No. 106-2 on a prospective basis. Net periodic postretirement

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Employee Benefit Plans (continued)

benefit costs for the year ended December 31, 2005, were reduced by $61,000. The reduction of net periodic benefit cost is due to reductions in service cost of $11,000, interest cost of $43,000, and amortization of actuarial gain of $7,000.

The following table sets forth the plan's funded status and amounts recognized in the consolidated financial statements at December 31 and for the years then ended:

                                                Pension Benefits       Other Benefits
                                                2005       2004       2005       2004
                                              ------------------------------------------
                                                          (In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year       $ 27,816   $ 23,700   $  9,623   $  9,264
Service cost                                     1,980      1,550        414        406
Interest cost                                    1,635      1,395        458        530
Contribution by plan participants                              --        168        153
Actuarial loss (gain)                            2,672      1,673     (1,127)         7
Benefits paid                                   (1,358)      (502)      (621)      (737)
                                              ------------------------------------------
Benefit obligation at end of year               32,745     27,816      8,915      9,623

Change in plan assets
Fair value of plan assets beginning of year     23,502     19,761         --         --
Actual return on plan assets                     1,148      1,843         --         --
Contributions by the employer                    2,748      2,400         --         --
Benefits paid                                   (1,358)      (502)        --         --
                                              ------------------------------------------
Fair value of plan assets at end of year        26,040     23,502         --         --
                                              ------------------------------------------

Funded status                                   (6,705)    (4,314)    (8,915)    (9,623)
Unamortized prior service cost                     373        456        170        194
Unrecognized net loss                           13,942     10,932        856      1,985
                                              ------------------------------------------
Net amount recognized                         $  7,610   $  7,074   $ (7,889)  $ (7,444)
                                              ==========================================

Accumulated benefit obligation                $ 22,335   $ 19,426
                                              ===================

Amounts recognized in the balance sheets consist of:

                                                Pension Benefits       Other Benefits
                                                2005        2004      2005       2004
                                              ------------------------------------------
                                                          (In Thousands)
Prepaid (accrued) benefit cost                $  7,426    $ 6,706   $ (7,889)  $ (7,444)
Intangible assets                                  184        368         --         --
                                              ------------------------------------------
Net amount recognized                         $  7,610    $ 7,074   $ (7,889)  $ (7,444)
                                              ==========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Employee Benefit Plans (continued)

                                      Pension Benefits            Other Benefits
                                   2005     2004     2003     2005     2004     2003
                                   -------------------------------------------------
Weighted average assumptions as
  of December 31
Discount rate                      5.50%    5.75%    6.25%    5.50%    5.75%    6.25%
Expected return on plan assets     8.50%    8.50%    9.00%      --       --       --
Rate of compensation increase      4.50%    4.50%    4.50%      --       --       --

Net periodic pension cost for the fiscal years ended December 31, 2005, 2004, and 2003, is comprised of the following components:

                                                2005        2004        2003
                                              --------------------------------
                                                       (In Thousands)
   Service cost                               $ 1,980     $ 1,550     $ 1,279
   Interest cost                                1,635       1,395       1,338
   Expected return on plan assets              (2,039)     (1,903)     (1,482)
   Amortization of net prepaid asset             (184)       (184)       (184)
   Amortization of prior service cost              83          83          83
   Amortization of actuarial loss                 553         294         139
                                              --------------------------------
   Net periodic pension cost                  $ 2,028     $ 1,235     $ 1,173
                                              ================================

Net periodic postretirement benefit cost for the fiscal years ended December 31, 2005, 2004, and 2003, is comprised of the following components:

                                                 2005        2004        2003
                                               -------------------------------
                                                       (In Thousands)
   Service cost                                $   414     $   406     $   319
   Interest cost                                   458         530         522
   Amortization of prior service cost               23          23          23
   Amortization of actuarial loss                    3          63          25
                                               -------------------------------
   Net periodic pension cost                   $   898     $ 1,022     $   889
                                               ===============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Employee Benefit Plans (continued)

As of December 31, 2005, the following table presents estimated future benefit payments expected to be paid in each of the respective years (in thousands):

   Fiscal Year                                                           Amount
   -----------                                                          -------

    2006                                                                $ 1,043
    2007                                                                  1,046
    2008                                                                  1,349
    2009                                                                  1,836
    2010                                                                  2,188
    2011-2015                                                            18,870

A contribution of $2,500,000 is expected to be made to the pension plan by Security Benefit Corporation in fiscal year 2006.

Pension plan assets are invested in public mutual funds with varying investment objectives, of which a part are managed by an affiliated entity. Pension plan weighted average asset allocations, by asset category, are as follows:

                                                                 December 31
   Asset Category                                            2005          2004
   -----------------------------------------------------------------------------

   Equity                                                    62.5%         65.5%
   Fixed income                                              23.0          15.4
   Cash and short term                                       14.5          19.1
                                                            --------------------
                                                            100.0%        100.0%
                                                            ====================

The Company's long-range asset allocation model is 60% equities and 40% fixed income. The weighted average asset allocations were impacted in both 2005 and 2004 by a significant contribution near the end of both years. At year-end 2005, the Company utilized an expected long-term return of 8.5% on pension fund assets. This return is predicated on the fact that, historically over long periods of time, widely traded large-cap equity securities have provided a return of approximately 10%, while fixed income

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Employee Benefit Plans (continued)

securities have provided a return of approximately 6%. The Company's long-range asset allocation model of 60% equities and 40% fixed income would indicate that the long-term expected return would be approximately 8.4% if the investments were made in the broad indexes.

The annual assumed rate of increase in the per capita cost of covered medical benefits was 8% for 2005 and 9% for 2004 and is assumed to be 7% in 2006 and decrease 1% per year through 2010. The healthcare cost trend rate could have a significant effect on the other benefits amount reported. For example, increasing the assumed healthcare cost trend rates by one percentage point each year would increase the other benefits' accumulated postretirement benefit obligation as of December 31, 2005, by $349,000 and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 2005 by $105,000.

The Company has a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,446,000, $2,589,000, and $3,024,000 for 2005,
2004, and 2003, respectively.

The Company has a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. The Company also has a long-term incentive plan for executives in which allocations to participants are based on the performance of the Company over a three-year period. The plan has two levels of awards. Under the first level, awards are granted annually and fully vested. Participants have the option to receive their vested benefits immediately or to defer such amounts. Under the second level of award, amounts are deferred for three years and vest after the third year, with participants having the option to receive their vested benefits immediately or continue to defer. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,097,000, $4,370,000, and $6,336,000 for 2005, 2004, and 2003,
respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. Reinsurance

Principal reinsurance assumed transactions for the years ended December 31, 2005, 2004, and 2003, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:

                                                  2005        2004        2003
                                                --------------------------------
                                                         (In Thousands)
   Reinsurance assumed:
      Premiums received                         $ 56,729    $ 67,542    $ 58,345
                                                ================================
      Commissions paid                          $  4,389    $  4,847    $ 42,587
                                                ================================
      Claims paid                               $  9,354    $  9,718    $  2,093
                                                ================================
      Surrenders paid                           $257,327    $226,554    $ 64,736
                                                ================================

Principal reinsurance ceded transactions for the years ended December 31, 2005, 2004, and 2003, are summarized as follows, with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:

                                                  2005        2004        2003
                                                --------------------------------
                                                         (In Thousands)
   Reinsurance ceded:
      Premiums paid                             $ 36,440    $ 37,356    $ 38,837
                                                ================================
      Commissions received                      $  3,238    $  3,392    $  3,573
                                                ================================
      Claim recoveries                          $ 23,966    $ 18,861    $ 20,124
                                                ================================

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. Reinsurance (continued)

At December 31, 2005 and 2004, the Company has receivables totaling $502,575,000 and $491,292,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2005 and 2004, was $4.3 billion and $4.5 billion, respectively.

Effective as of August 1, 2004, the Company transferred, through a 100% coinsurance of general account liabilities, a closed block of group waiver of premium business with reserves of $18.4 million. The Company paid $12.6 million to the reinsurer and recognized a $5.8 million gain on the transaction which was deferred and will be amortized into income over a period of nine years. At December 31, 2005, the reserves were $16.7 million and were collateralized by assets of the reinsurer held in trust of $19.5 million.

Effective as of December 31, 2003, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 15,000 deferred annuity contracts with general and separate account balances of $84.1 million and $587.1 million, respectively, and a block of approximately 9,300 variable life insurance contracts with general and separate account balances of $2.1 million and $61.7 million, respectively. The Company agreed to the payment of a reinsurance commission of $39.2 million which, in addition to other related items, was deferred and is being amortized over the estimated life of the business assumed, in relation to its estimated gross profits. The transaction, noncash as of December 31, 2003, resulted in an accounts receivable of $25.7 million representing cash transferred to the Company in 2004 less the commission paid and policy loans of $1 million. The general account balances have been recognized by the Company at December 31, 2005 and 2004, while the separate account assets and liabilities continue to be reported on the books of the ceding company.

7. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantee provided to annuity contract holders is a guaranteed minimum death benefit (GMDB).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Variable Annuity Contracts (continued)

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

      o Roll-Up Death Benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o Enhanced Death Benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o Combo Death Benefit provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Variable Annuity Contracts (continued)

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                         2005                                 2004
                         -------------------------------------------------------------------------
                                                  Weighted                              Weighted
                         Account   Net Amount      Average     Account   Net Amount     Average
                          Value     at Risk     Attained Age    Value     at Risk     Attained Age
                         -------------------------------------------------------------------------
                                                  (Dollars in Millions)
Return of premium        $ 2,454   $       18        62        $ 2,147   $       24        62
Reset                        176            5        52            171            8        52
Roll-up                      558           18        57            491           20        56
Step-up                    4,842           96        61          4,828          140        60
Combo                        400           32        59            362           37        64
                         --------------------                  --------------------
Subtotal                   8,430          169        61          7,999          229        60

Enhanced                      --           20        65             11            1        65
                         --------------------                  --------------------
Total GMDB               $ 8,430   $      189        61        $ 8,010   $      230        60
                         ====================                  ====================

The liability for guaranteed minimum death benefits on variable annuity contracts reflected in the general account as of December 31, 2005 and 2004, was $6,460,000 and $6,948,000, respectively.

Under SOP 03-01, the Company's GMDB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. The Company will recalculate its GMDB reserve at each reporting date, and the resulting change in liability will be recognized in the consolidated statements of income as a benefit expense. The Company regularly reviews the assumptions used in the GMDB reserve calculation and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Variable Annuity Contracts (continued)

should be revisited. The Company's GMDB reserve calculation uses assumptions consistent with its deferred policy acquisition cost model. The following assumptions were used to determine the SOP 03-01 GMDB reserves as of December 31, 2005.

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios

      o     Mean long-term gross blended separate account growth rate of 8.5%

      o     Equity volatility of 18%

      o     Bond volatility of 5%

      o     Mortality is 100% of Annuity 200 table

      o Asset fees are equal to fund management fees and product loads (varies by product)

      o Discount rate is the long-term growth rate less asset fees (varies by product)

      o     Lapse rates vary by product and duration

8. Income Taxes

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

Income tax expense consists of the following for the years ended December 31, 2005, 2004, and 2003:

                                             2005         2004          2003
                                          --------------------------------------
                                                     (In Thousands)

   Current                                $    2,027   $  (16,505)   $   (1,662)
   Deferred                                    7,409       22,577         7,015
                                          --------------------------------------
                                          $    9,436   $    6,072    $    5,353
                                          ======================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. Income Taxes (continued)

The differences between reported income tax expense and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                         2005        2004        2003
                                                       ---------------------------------
                                                                (In Thousands)
Federal income tax expense computed at
   statutory rate                                      $ 19,153    $ 19,828    $ 13,973
(Decreases) increases in taxes resulting from:
   Dividends received deduction                          (5,248)     (8,941)     (4,561)
   Credits                                               (3,445)     (4,000)     (4,515)
   Other                                                 (1,024)       (815)        456
                                                       ---------------------------------
                                                       $  9,436    $  6,072    $  5,353
                                                       =================================

The credits above include low-income housing tax credits and foreign tax credits. Based on events and analysis performed during 2004, prior tax accruals related to the dividends received deduction of $5.1 million were eliminated in 2004.

Net deferred income tax assets or liabilities consist of the following:

                                                                December 31
                                                              2005        2004
                                                            --------------------
                                                                (In Thousands)
Deferred income tax assets:
   Future policy benefits                                   $  62,433   $ 51,520
   Employee benefits                                            4,215      4,353
   Deferred gain on life coinsurance agreement                  3,429      3,866
   Net unrealized gains on investments                          5,629         --
   Other                                                        2,910      3,906
                                                            --------------------
Total deferred income tax assets                               78,616     63,645

Deferred income tax liabilities:
   Net unrealized gains on investments                             --     25,535
   Deferred policy acquisition costs                          144,914    109,603
   Deferred gains on investments                                2,210      2,151
   Depreciation                                                 3,472      3,741
   Other                                                        4,679      6,860
                                                            --------------------
Total deferred income tax liabilities                         155,275    147,890
                                                            --------------------
Net deferred income tax liability                           $  76,659   $ 84,245
                                                            ====================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Condensed Fair Value Information

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                       December 31, 2005            December 31, 2004
                                  ---------------------------------------------------------
                                    Carrying        Fair         Carrying          Fair
                                     Amount         Value         Amount           Value
                                  ---------------------------------------------------------
                                                       (In Thousands)
Bonds (Note 2)                    $ 4,880,824    $ 4,883,124    $ 4,869,720    $ 4,873,388
Equity securities (Note 2)             71,396         71,396         62,132         62,132
Mutual funds                           97,935         97,935         98,994         98,994
Mortgage loans                             --             --            646            646
Policy loans                           95,782         96,178         92,609         92,934
Business owned life insurance          70,699         70,699         67,389         67,389
Separate account assets             5,508,396      5,508,396      4,930,398      4,930,398
Supplementary contracts without
  life contingencies                  (18,133)       (17,937)       (19,076)       (19,515)
Individual and group annuities     (4,690,708)    (4,454,792)    (4,507,281)    (4,265,823)
Long-term debt                       (150,000)      (171,691)      (150,000)      (176,593)
Mortgage debt                         (45,566)       (49,390)       (47,026)       (51,098)
Interest rate swaps                       248             76         (3,484)        (3,374)
Separate account liabilities       (5,508,396)    (5,508,396)    (4,930,398)    (4,930,398)

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. Commitments and Contingencies

Effective January 1, 2005, the Company transferred all operating leases to SBC. Total expense for all operating leases amounted to $1,735,000 and $1,626,000 during 2004 and 2003, respectively.

In connection with its investments in certain limited partnerships, the Company is committed on December 31, 2005, to invest additional capital of $8.4 million over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2005 and 2004, the Company has reserved $1,721,000 and $1,595,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

11. Long-Term Debt

At December 31, 2005, the Company has access to a $41.3 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (4.25% at December 31, 2005). The Company had no borrowings under this line of credit at December 31, 2005.

The Company has outstanding surplus notes of $150 million at December 2005 and 2004. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. Mortgage Debt

The primary mortgage financing for the Company's property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that they presently occupy (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $62,800 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $36 million of other marketable securities. At December 31, 2005, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

   2006                                                                 $  1,562
   2007                                                                    1,670
   2008                                                                    1,785
   2009                                                                    1,910
   2010                                                                    2,042
   Thereafter                                                             36,597
                                                                        --------
                                                                        $ 45,566
                                                                        ========

13. Related-Party Transactions

The Company owns shares of affiliated mutual funds managed by SMC with net asset values totaling $89,515,000 and $96,960,000 at December 31, 2005 and 2004,
respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. Related-Party Transactions (continued)

On April 14, 2004, the Company transferred all the issued and outstanding shares of SBG, its wholly owned subsidiary, to SBC, the parent company, for $43,631,000. Also on April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. During 2005, SBC prepaid $15,000,000 in principal; as a result at December 31, 2005, the outstanding principal of the note was $40,000,000.

The Company paid $44,075,000 in 2005 and 31,816,000 in 2004 to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $3,109,000 and $266,000 for the years ended December 31, 2005 and 2004, respectively.

14. Statutory Financial Information

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the commissioner of the Kansas Insurance
Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Statutory capital and surplus of the insurance operations were $588,211,000 and $591,118,000 at December 31, 2005 and 2004, respectively. Statutory net income of the insurance operations were $36,079,000, $73,951,000, and $17,645,000 for the years ended December 31, 2005, 2004, and 2003, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

14. Statutory Financial Information (continued)

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                          Other Financial Information

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidating Balance Sheet
                                 (In Thousands)

                                December 31, 2005

                                                            Security
                                                          Benefit Life     Security
                                                           Insurance      Management
                                                            Company      Company, LLC   Eliminations   Consolidated
                                                          ---------------------------------------------------------
Assets
Investments:
   Securities available-for-sale:
      Bonds                                               $  4,844,508   $         --   $         --   $  4,844,508
      Equity securities                                         71,396             --             --         71,396
   Bonds held-to-maturity                                       36,316             --             --         36,316
   Mutual funds                                                 97,935             --             --         97,935
   Policy loans                                                 95,782             --             --         95,782
   Cash and cash equivalents                                    84,455          3,809             --         88,264
   Short-term investments                                        9,770             --             --          9,770
   Other invested assets                                        78,763              1             --         78,764
   Investment in subsidiary                                      4,295             --         (4,295)            --
                                                          ---------------------------------------------------------
Total investments                                            5,323,220          3,810         (4,295)     5,322,735

Accrued investment income                                       45,016             20             --         45,036
Collateral held for securities lending                         499,683             --             --        499,683
Accounts receivable                                              4,598          4,916             --          9,514
Income taxes receivable                                         12,790             --             --         12,790
Reinsurance recoverable                                        502,575             --             --        502,575
Property and equipment, net                                     61,924            110             --         62,034
Deferred policy acquisition costs                              425,411             --             --        425,411
Deferred sales inducement costs                                 79,490             --             --         79,490
Other assets                                                    99,049            391             --         99,440
Separate account assets                                      5,508,396             --             --      5,508,396
                                                          ---------------------------------------------------------
Total assets                                              $ 12,562,152   $      9,247   $     (4,295)  $ 12,567,104
                                                          =========================================================

                                                            Security
                                                          Benefit Life     Security
                                                            Insurance     Management
                                                            Company      Company, LLC   Eliminations   Consolidated
                                                          ----------------------------------------------------------
Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values             $  5,485,378   $         --   $         --   $  5,485,378
   Policy and contract claims                                    5,560             --             --          5,560
   Other policyholder funds                                     18,888             --             --         18,888
   Accounts payable and accrued expenses                        57,774          4,489             --         62,263
   Deferred income tax liability                                78,397             --         (1,738)        76,659
   Long-term debt                                              150,000             --             --        150,000
   Mortgage debt                                                45,566             --             --         45,566
   Securities lending obligation                               499,683             --             --        499,683
   Other liabilities                                            21,094             --            430         21,524
   Separate account liabilities                              5,508,396             --             --      5,508,396
                                                          ----------------------------------------------------------
Total liabilities                                           11,870,736          4,489         (1,308)    11,873,917

Stockholder's equity:
   Common stock                                                  7,000             --             --          7,000
   Additional paid-in capital                                   43,631             --             --         43,631
   Members' equity                                                  --          4,758         (4,758)            --
   Accumulated other comprehensive loss, net                    (2,963)            --             --         (2,963)
   Retained earnings                                           643,748             --          1,771        645,519
                                                          ----------------------------------------------------------
Total stockholder's equity                                     691,416          4,758         (2,987)       693,187
                                                          ----------------------------------------------------------
Total liabilities and stockholder's equity                $ 12,562,152   $      9,247   $     (4,295)  $ 12,567,104
                                                          ==========================================================

            Security Benefit Life Insurance Company and Subsidiaries

                        Consolidating Statement of Income
                                 (In Thousands)

                          Year Ended December 31, 2005

                                                            Security
                                                          Benefit Life     Security
                                                           Insurance      Management
                                                             Company     Company, LLC   Eliminations   Consolidated
                                                          ----------------------------------------------------------
Revenues:
   Insurance premiums and other considerations            $      8,997   $         --   $         --   $      8,997
   Asset-based fees                                             90,317         41,305             --        131,622
   Other product charges                                        24,467          4,685             --         29,152
   Net investment income                                       252,784            194             --        252,978
   Net realized/unrealized capital gains                         2,342             --             --          2,342
   Other revenues                                               11,660          8,522         (3,801)        16,381
   Equity in net income of subsidiary                           23,586             --        (23,586)            --
                                                          ----------------------------------------------------------
Total revenues                                                 414,153         54,706        (27,387)       441,472

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances                    175,876             --             --        175,876
      Benefits in excess of account balances                    27,630             --             --         27,630
   Traditional life insurance benefits                           1,554             --             --          1,554
   Other benefits                                               (4,356)             3             --         (4,353)
                                                          ----------------------------------------------------------
   Total benefits                                              200,704              3             --        200,707

   Commissions and other operating expenses                     85,687         22,045         (3,801)       103,931
   Amortization of deferred policy acquisition costs            57,416             --             --         57,416
   Interest expense                                             14,968             --             --         14,968
   Other expenses                                                  654          6,451          2,621          9,726
                                                          ----------------------------------------------------------
Total benefits and expenses                                    359,429         28,499         (1,180)       386,748
                                                          ----------------------------------------------------------

Income before income taxes                                      54,724         26,207        (26,207)        54,724
Income tax expense                                               9,436             --             --          9,436
                                                          ----------------------------------------------------------
Net income                                                $     45,288   $     26,207   $    (26,207)  $     45,288
                                                          ==========================================================

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2005

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2005

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................   11
Statements of Changes in Net Assets .......................................   19
Notes to Financial Statements .............................................   30

ERNST & YOUNG      Ernst & Young LLP                       Phone: (816) 474-5200
                   One Kansas City Place                   www.ey.com
                   1200 Main Street
                   Kansas City, Missouri 64105-2143

             Report of Independent Registered Public Accounting Firm

The Contract Owners
AdvisorDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Capital Appreciation, Federated High Income Bond II, Federated Fund for U.S. Government Securities II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, PIMCO VIT Real Return, PIMCO VIT Total Return, Potomac Dynamic VP HY Bond, Potomac VP Money Market, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Arktos, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities, Rydex VT Consumer Products, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Financial Services, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dynamic Dow 30, Rydex VT Inverse Mid Cap, Rydex VT Inverse Small Cap, Rydex VT Juno, Rydex VT Large Cap Europe, Rydex VT Large Cap Growth, Rydex VT Large Cap Japan, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Long Dynamic Dow 30, Rydex VT Medius, Rydex VT Mekros, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Nova, Rydex VT OTC, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Strengthening Dollar, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Titan 500, Rydex VT Transportation, Rydex VT U.S. Government Bond, Rydex VT U.S. Government Money Market, Rydex VT Ursa, Rydex VT Utilities, Rydex VT Velocity 100, Rydex VT Weakening Dollar, SBL Global, SBL Small Cap Value, Templeton Developing Markets, Templeton Foreign Securities, and Wells Fargo Advantage Opportunity VT Sub accounts, which are available for investment by contract owners of the AdvisorDesigns Variable Annuity, as of December 31, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual sub accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

                   A Member Practice of Ernst & Young Global                   1

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

February 15, 2006

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                               Federated Fund
                                                  Federated         for
                                     AIM V.I.        High           U.S.                       Fidelity VIP
                                     Capital        Income       Government     Fidelity VIP      Growth
                                   Appreciation    Bond II     Securities II     Contrafund    Opportunities
                                    Subaccount    Subaccount     Subaccount      Subaccount     Subaccount
                                   -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $ 8,235.7     $ 23,229.1    $  12,282.7     $  46,474.7     $  4,595.4
                                   -------------------------------------------------------------------------
Total assets                          8,235.7       23,229.1       12,282.7        46,474.7        4,595.4
                                   -------------------------------------------------------------------------
Net assets                          $ 8,235.7     $ 23,229.1    $  12,282.7     $  46,474.7     $  4,595.4
                                   =========================================================================

Units outstanding                     912,031      2,064,235      1,232,440       3,624,880        474,559

Unit value                          $    9.03     $    11.25    $      9.97     $     12.82     $     9.69

Mutual funds, at cost               $ 7,423.7     $ 23,113.4    $  12,318.9     $  40,329.2     $  4,341.6
Mutual fund shares                    333,698      3,016,768      1,081,223       1,514,328        266,713

                                                  Fidelity VIP      Franklin      Neuberger
                                   Fidelity VIP    Investment    Small-Mid Cap    Berman AMT
                                    Index 500      Grade Bond        Growth        Guardian
                                    Subaccount     Subaccount      Subaccount     Subaccount
                                   ---------------------------------------------------------
Assets:
   Mutual funds, at market value    $  9,246.9    $   12,434.3   $   2,089.4     $  13,930.3
                                   ---------------------------------------------------------
Total assets                           9,246.9        12,434.3       2,089.4        13,930.3
                                   ---------------------------------------------------------
Net assets                          $  9,246.9    $   12,434.3   $   2,089.4     $  13,930.3
                                   =========================================================

Units outstanding                      991,048       1,183,495       206,461       1,369,079

Unit value                          $     9.33    $      10.51   $     10.12     $     10.17

Mutual funds, at cost               $  8,723.4    $   12,693.4   $   1,772.3     $  13,150.9
Mutual fund shares                      65,730         989,203       102,625         796,019

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                   Neuberger                                  Potomac     Potomac VP
                                   Berman AMT    PIMCO VIT     PIMCO VIT     Dynamic VP      Money
                                    Partners    Real Return   Total Return    HY Bond       Market
                                   Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
                                   -----------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 23,094.6   $  11,739.6   $   17,698.8   $ 34,063.6   $  3,645.0
                                   -----------------------------------------------------------------
Total assets                         23,094.6      11,739.6       17,698.8     34,063.6      3,645.0
                                   -----------------------------------------------------------------
Net assets                         $ 23,094.6   $  11,739.6   $   17,698.8   $ 34,063.6   $  3,645.0
                                   =================================================================

Units outstanding                   1,903,444     1,113,187      1,806,792    3,499,160      373,838

Unit value                         $    12.14   $     10.54   $       9.79   $     9.74   $     9.72

Mutual funds, at cost              $ 20,342.0   $  11,929.6   $   18,152.3   $ 34,063.5   $  3,645.0
Mutual fund shares                  1,078,683       925,107      1,728,395    1,698,933    3,644,984

                                    RVT CLS       RVT CLS
                                   AdvisorOne    AdvisorOne    Rydex VT     Rydex VT
                                    Amerigo       Clermont      Arktos      Banking
                                   Subaccount    Subaccount   Subaccount   Subaccount
                                   --------------------------------------------------
Assets:
   Mutual funds, at market value   $ 187,122.2   $103,230.5   $ 10,126.8   $  2,121.0
                                   --------------------------------------------------
Total assets                         187,122.2    103,230.5     10,126.8      2,121.0
                                   --------------------------------------------------
Net assets                         $ 187,122.2   $103,230.5   $ 10,126.8   $  2,121.0
                                   ==================================================

Units outstanding                   14,817,353    9,671,475    1,401,962      176,298

Unit value                         $     12.63   $    10.67   $     7.22   $    12.03

Mutual funds, at cost              $ 159,840.2   $ 95,833.2   $  9,975.2   $  2,115.0
Mutual fund shares                   5,381,714    3,511,242      470,793       71,439

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                       (Dollars in Thousands - Unit Values)

                                December 31, 2005

                                    Rydex VT                                   Rydex VT
                                     Basic         Rydex VT       Rydex VT     Consumer       Rydex VT
                                   Materials    Biotechnology   Commodities    Products      Electronics
                                   Subaccount     Subaccount     Subaccount   Subaccount     Subaccount
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  7,141.3     $ 14,521.1    $  11,050.5   $  8,229.9   $     1,220.7
                                   ---------------------------------------------------------------------
Total assets                          7,141.3       14,521.1       11,050.5      8,229.9         1,220.7
                                   ---------------------------------------------------------------------
Net assets                         $  7,141.3     $ 14,521.1    $  11,050.5   $  8,229.9   $     1,220.7
                                   =====================================================================

Units outstanding                     625,575      2,069,802      1,094,179      748,765         250,722

Unit value                         $    11.42     $     7.01    $     10.10   $    10.99   $        4.87

Mutual funds, at cost              $  7,044.3     $ 14,255.3    $  11,046.9   $  8,263.3   $     1,243.8
Mutual fund shares                    256,236        679,507        500,021      260,193          89,229

                                                 Rydex VT     Rydex VT
                                    Rydex VT      Energy     Financial      Rydex VT
                                     Energy      Services     Services    Health Care
                                   Subaccount   Subaccount   Subaccount    Subaccount
                                   ---------------------------------------------------
Assets:
   Mutual funds, at market value   $ 30,729.2   $ 30,449.6   $  8,521.8   $  16,799.8
                                   --------------------------------------------------
Total assets                         30,729.2     30,449.6      8,521.8      16,799.8
                                   --------------------------------------------------
Net assets                         $ 30,729.2   $ 30,449.6   $  8,521.8   $  16,799.8
                                   ==================================================

Units outstanding                   2,280,812    2,777,277      815,945     1,788,170

Unit value                         $    13.47   $    10.97   $    10.44   $      9.39

Mutual funds, at cost              $ 29,622.1   $ 27,599.4   $  8,454.9   $  16,146.3
Mutual fund shares                    783,908      984,786      292,847       596,373

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                 Rydex VT
                                                 Inverse      Rydex VT     Rydex VT
                                    Rydex VT      Dynamic      Inverse      Inverse     Rydex VT
                                    Internet      Dow 30       Mid Cap     Small Cap       Juno
                                   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                                   ---------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  6,339.9   $ 3,005.8    $    636.0   $  6,678.1   $   7,707.9
                                   ---------------------------------------------------------------
Total assets                          6,339.9     3,005.8         636.0      6,678.1       7,707.9
                                   ---------------------------------------------------------------
Net assets                         $  6,339.9   $ 3,005.8    $    636.0   $  6,678.1   $   7,707.9
                                   ===============================================================

Units outstanding                   1,155,217     358,891        84,568      864,274     1,028,915

Unit value                         $     5.49   $    8.37    $     7.52   $     7.72   $      7.49

Mutual funds, at cost              $  6,344.3   $ 3,011.9    $    672.8   $  6,769.8   $   7,857.7
Mutual fund shares                    430,112      69,578        16,244      164,486       370,574

                                    Rydex VT     Rydex VT     Rydex VT     Rydex VT
                                   Large Cap    Large Cap    Large Cap    Large Cap
                                     Europe       Growth       Japan       Value
                                   Subaccount   Subaccount   Subaccount   Subaccount
                                   --------------------------------------------------
Assets:
   Mutual funds, at market value   $  8,938.2   $  7,806.2   $ 23,054.1   $ 11,222.5
                                   -------------------------------------------------
Total assets                          8,938.2      7,806.2     23,054.1     11,222.5
                                   -------------------------------------------------
Net assets                         $  8,938.2   $  7,806.2   $ 23,054.1   $ 11,222.5
                                   =================================================

Units outstanding                     819,629      790,360    2,079,167    1,028,833

Unit value                         $    10.90   $     9.88   $    11.08   $    10.91

Mutual funds, at cost              $  8,825.2   $  7,880.0   $ 21,045.8   $ 11,218.0
Mutual fund shares                    374,924      303,860      689,829      402,241

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                  Rydex VT                               Rydex VT
                                    Rydex VT    Long Dynamic    Rydex VT     Rydex VT     Mid Cap
                                    Leisure        Dow 30        Medius       Mekros      Growth
                                   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                                   ----------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  1,105.3    $  5,557.0    $ 14,209.8   $ 11,134.6   $ 24,035.3
                                   ----------------------------------------------------------------
Total assets                          1,105.3       5,557.0      14,209.8     11,134.6     24,035.3
                                   ----------------------------------------------------------------
Net assets                         $  1,105.3    $  5,557.0    $ 14,209.8   $ 11,134.6   $ 24,035.3
                                   ================================================================

Units outstanding                     137,826       571,215       990,761      901,314    2,134,324

Unit value                         $     8.02    $     9.73    $    14.34   $    12.35   $    11.26

Mutual funds, at cost              $  1,140.4    $  5,559.0    $ 13,931.1   $ 10,983.3   $ 23,434.3
Mutual fund shares                     50,330       240,564       471,303      326,146      794,817

                                    Rydex VT                               Rydex VT
                                    Mid Cap      Rydex VT     Rydex VT     Precious
                                     Value         Nova         OTC         Metals
                                   Subaccount   Subaccount   Subaccount   Subaccount
                                   -------------------------------------------------
Assets:
   Mutual funds, at market value   $  7,888.5   $ 27,898.1   $ 11,504.2   $ 25,245.3
                                   -------------------------------------------------
Total assets                          7,888.5     27,898.1     11,504.2     25,245.3
                                   -------------------------------------------------
Net assets                         $  7,888.5   $ 27,898.1   $ 11,504.2   $ 25,245.3
                                   =================================================

Units outstanding                     679,019    3,357,488    1,411,920    1,306,547

Unit value                         $    11.62   $     8.31   $     8.15   $    19.32

Mutual funds, at cost              $ 10,410.7   $ 26,927.8   $ 11,390.1   $ 22,343.7
Mutual fund shares                    409,365    3,259,128      790,667    2,436,803

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                               Rydex VT     Rydex VT     Rydex VT
                                     Rydex VT     Rydex VT      Sector      Small Cap    Small Cap
                                   Real Estate    Retailing    Rotation      Growth        Value
                                    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                   ---------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  9,780.2    $ 2,810.3    $ 9,561.6    $ 13,877.4   $  9,179.6
                                   ---------------------------------------------------------------
Total assets                          9,780.2      2,810.3      9,561.6      13,877.4      9,179.6
                                   ---------------------------------------------------------------
Net assets                         $  9,780.2    $ 2,810.3    $ 9,561.6    $ 13,877.4   $  9,179.6
                                   ===============================================================

Units outstanding                     637,762      270,900      884,915     1,211,994      806,438

Unit value                         $    15.34    $   10.37    $   10.80    $    11.45   $    11.39

Mutual funds, at cost              $  9,449.7    $ 2,798.9    $ 8,744.7    $ 14,274.3   $  9,667.5
Mutual fund shares                    242,686      100,907      753,476       484,545      357,599

                                     Rydex VT
                                   Strengthening     Rydex VT         Rydex V         Rydex VT
                                      Dollar        Technology   Telecommunication    Titan 500
                                    Subaccount      Subaccount       Subaccount      Subaccount
                                   -------------------------------------------------------------
Assets:
   Mutual funds, at market value      $    --       $ 5,647.8        $   764.3       $   8,627.3
                                   -------------------------------------------------------------
Total assets                               --         5,647.8            764.3           8,627.3
                                   -------------------------------------------------------------
Net assets                            $    --       $ 5,647.8        $   764.3       $   8,627.3
                                   =============================================================

Units outstanding                          --         906,124          111,399         1,004,434

Unit value                            $  9.84       $    6.24        $    6.87       $      8.59

Mutual funds, at cost                 $    --       $ 5,541.4        $   776.4       $   8,614.5
Mutual fund shares                         --         405,732           40,632           469,641

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                    Rydex VT U.S.   Rydex VT U.S.
                                      Rydex VT        Government     Government       Rydex VT      Rydex VT
                                   Transportation        Bond       Money Market        Ursa       Utilities
                                     Subaccount       Subaccount     Subaccount      Subaccount    Subaccount
                                   --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  6,902.6      $  14,715.7    $   132,411.0   $  17,901.3   $  14,928.9
                                   --------------------------------------------------------------------------
Total assets                            6,902.6         14,715.7        132,411.0      17,901.3      14,928.9
                                   --------------------------------------------------------------------------
Net assets                           $  6,902.6      $  14,715.7    $   132,411.0   $  17,901.3   $  14,928.9
                                   ==========================================================================

Units outstanding                       606,221        1,310,806       15,562,032     2,646,567     2,291,948

Unit value                           $    11.38      $     11.23    $        8.51   $      6.77   $      6.52

Mutual funds, at cost                $  6,545.5      $  14,421.7    $   132,411.0   $  18,231.3   $  14,983.0
Mutual fund shares                      211,476        1,188,664      132,411,020     3,475,971       782,027

                                                     Rydex VT                     SBL
                                       Rydex VT      Weakening       SBL        Small Cap
                                     Velocity 100     Dollar        Global        Value
                                      Subaccount    Subaccount    Subaccount   Subaccount
                                     ----------------------------------------------------
Assets:
   Mutual funds, at market value     $  19,613.2    $ 1,522.9    $  33,430.9   $ 13,210.2
                                     ----------------------------------------------------
Total assets                            19,613.2      1,522.9       33,430.9     13,210.2
                                     ----------------------------------------------------
Net assets                           $  19,613.2    $ 1,522.9    $  33,430.9   $ 13,210.2
                                     ====================================================

Units outstanding                      3,820,761      151,309      2,600,193      711,839

Unit value                           $      5.14    $   10.06    $     12.86   $    18.56

Mutual funds, at cost                $  20,136.1    $ 1,548.0    $  29,319.5   $ 11,671.7
Mutual fund shares                       875,981       62,647      3,556,482      573,109

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                    Templeton     Templeton     Wells Fargo
                                   Developing      Foreign       Advantage
                                     Markets     Securities   Opportunity VT
                                   Subaccount    Subaccount     Subaccount
                                   -----------------------------------------
Assets:
   Mutual funds, at market value   $   956.7     $ 4,224.1      $   11,372.7
                                   -----------------------------------------
Total assets                           956.7       4,224.1          11,372.7
                                   -----------------------------------------
Net assets                         $   956.7     $ 4,224.1      $   11,372.7
                                   =========================================

Units outstanding                     47,664       397,060         1,070,295

Unit value                         $   20.07     $   10.63      $      10.62

Mutual funds, at cost              $   654.2     $ 3,175.4      $   10,428.2
Mutual fund shares                    87,766       270,432           469,557

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                          Federated     Federated
                                                            AIM V.I.        High      Fund for U.S.                   Fidelity VIP
                                                            Capital        Income       Government    Fidelity VIP      Growth
                                                          Appreciation     Bond II    Securities II    Contrafund    Opportunities
                                                           Subaccount    Subaccount     Subaccount     Subaccount     Subaccount
                                                          ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                    $   3.5     $  2,293.2      $  356.4       $    26.4       $  16.7
   Expenses:
      Mortality and expense risk fee                           (39.7)        (202.0)        (89.0)         (239.3)        (20.3)
      Administrative fee                                       (28.6)        (121.9)        (64.1)         (144.2)        (12.4)
                                                          ------------------------------------------------------------------------
Net investment income (loss)                                   (64.8)       1,969.3         203.3          (357.1)        (16.0)

Net realized and unrealized capital gain (loss)
   on investments:
      Capital gains distributions                                 --             --            --             3.8            --
      Realized capital gain (loss) on sales of
         fund shares                                           199.9         (364.3)        (69.9)          628.7         117.4
      Change in unrealized appreciation/depreciation on
         investments during the period                         198.3       (1,453.2)        (74.2)        4,091.5          34.1
                                                          ------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                                       398.2       (1,817.5)       (144.1)        4,724.0         151.5
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $ 333.4     $    151.8      $   59.2       $ 4,366.9       $ 135.5
                                                          ========================================================================

                                                                         Fidelity VIP    Franklin     Neuberger
                                                          Fidelity VIP    Investment     Small-Mid   Berman AMT
                                                            Index 500     Grade Bond    Cap Growth    Guardian
                                                            Subaccount    Subaccount    Subaccount   Subaccount
                                                          -----------------------------------------------------
Net investment income (loss):
   Dividend distributions                                   $  143.5       $  422.4       $    --     $   8.6
   Expenses:
      Mortality and expense risk fee                           (81.2)        (109.1)        (20.7)      (50.6)
      Administrative fee                                       (54.8)         (65.8)        (14.8)      (36.5)
                                                          -----------------------------------------------------
Net investment income (loss)                                     7.5          247.5         (35.5)      (78.5)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                                 --          266.3            --          --
      Realized capital gain (loss) on sales of
         fund shares                                           534.3         (189.2)         65.7       351.6
      Change in unrealized appreciation/depreciation on
         investments during the period                        (165.3)        (297.4)        (78.5)       49.2
                                                          -----------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                                 369.0         (220.3)        (12.8)      400.8
                                                          -----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                $  376.5       $   27.2       $ (48.3)    $ 322.3
                                                          =====================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                           Neuberger                                  Potomac
                                                          Berman AMT    PIMCO VIT      PIMCO VIT     Dynamic VP    Potomac VP
                                                           Partners    Real Return   Total Return     HY Bond     Money Market
                                                          Subaccount    Subaccount    Subaccount    Subaccount*   Subaccount**
                                                          --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                 $    149.2     $  305.1      $  533.5       $  413.3      $  207.2
   Expenses:
      Mortality and expense risk fee                          (119.1)       (90.6)       (128.0)        (124.0)       (101.6)
      Administrative fee                                       (86.2)       (60.0)        (85.0)         (59.3)        (48.3)
                                                          --------------------------------------------------------------------
Net investment income (loss)                                   (56.1)       154.5         320.5          230.0          57.3

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                                3.5        124.4         289.2             --            --
      Realized capital gain (loss) on sales of fund
         shares                                                904.2        (71.1)        (44.2)        (271.0)           --
      Change in unrealized appreciation/depreciation on
         investments during the period                       1,390.7       (229.8)       (468.3)           0.1            --
                                                          --------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                               2,298.4       (176.5)       (223.3)        (270.9)           --
                                                          --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $  2,242.3     $  (22.0)     $   97.2       $  (40.9)     $   57.3
                                                          ====================================================================

                                                            RVT CLS     RVT CLS
                                                          AdvisorOne   AdvisorOne       Rydex VT       Rydex VT
                                                            Amerigo     Clermont         Arktos         Banking
                                                          Subaccount   Subaccount      Subaccount     Subaccount
                                                          ------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                 $    224.2   $    587.5      $       --      $   15.2
   Expenses:
      Mortality and expense risk fee                        (1,334.1)      (795.8)         (116.3)        (20.0)
      Administrative fee                                      (799.0)      (475.3)          (64.9)        (11.0)
                                                          ------------------------------------------------------
Net investment income (loss)                                (1,908.9)      (683.6)         (181.2)        (15.8)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                            1,777.0        333.2              --         156.5
      Realized capital gain (loss) on sales of fund
         shares                                              1,340.3        913.5        (1,694.0)       (313.7)
      Change in unrealized appreciation/depreciation on
         investments during the period                      12,210.0      2,055.5           759.3         (95.6)
                                                          ------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                              15,327.3      3,302.2          (934.7)       (252.8)
                                                          ------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $ 13,418.4   $  2,618.6      $ (1,115.9)     $ (268.6)
                                                          ======================================================

*     For the period from January 26, 2005 (inception date) to December 31,
      2005.

**    For the period from January 26, 2005 (inception date) to November 15,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                           Rydex VT                                     Rydex VT
                                                             Basic        Rydex VT       Rydex VT       Consumer      Rydex VT
                                                           Materials   Biotechnology    Commodities     Products    Electronics
                                                          Subaccount     Subaccount    Subaccount***   Subaccount    Subaccount
                                                          ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                  $   19.8       $     --        $  33.0       $   14.6       $     --
   Expenses:
      Mortality and expense risk fee                          (88.7)         (40.7)          (8.6)         (64.7)         (32.4)
      Administrative fee                                      (48.4)         (22.3)          (3.6)         (35.4)         (17.8)
                                                          ----------------------------------------------------------------------
Net investment income (loss)                                 (117.3)         (63.0)          20.8          (85.5)         (50.2)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                             818.5             --             --           88.5             --
      Realized capital gain (loss) on sales of fund
         shares                                              (420.3)          91.3          (28.5)          86.3         (708.1)
      Change in unrealized appreciation/depreciation on
         investments during the period                       (629.5)         211.6            3.6         (149.8)         (39.8)
                                                          ----------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                               (231.3)         302.9          (24.9)          25.0         (747.9)
                                                          ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $ (348.6)     $   239.9        $  (4.1)      $  (60.5)      $ (798.1)
                                                          ======================================================================

                                                                        Rydex VT     Rydex VT
                                                           Rydex VT      Energy      Financial     Rydex VT
                                                            Energy      Services     Services    Health Care
                                                          Subaccount   Subaccount   Subaccount    Subaccount
                                                          --------------------------------------------------
Net investment income (loss):
   Dividend distributions                                 $      5.4   $       --   $     51.7    $      --
   Expenses:
      Mortality and expense risk fee                          (241.6)      (203.9)       (51.2)      (101.0)
      Administrative fee                                      (131.9)      (112.1)       (28.1)       (55.0)
                                                          --------------------------------------------------
Net investment income (loss)                                  (368.1)      (316.0)       (27.6)      (156.0)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                            1,570.0           --        417.5           --
      Realized capital gain (loss) on sales of fund
         shares                                              5,580.8      4,617.1        199.9        849.1
      Change in unrealized appreciation/depreciation on
         investments during the period                         234.6      2,267.0       (712.3)       414.0
                                                          --------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                               7,385.4      6,884.1        (94.9)     1,263.1
                                                          --------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $  7,017.3   $  6,568.1   $   (122.5)   $ 1,107.1
                                                          ==================================================

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                        Rydex VT
                                                                         Inverse     Rydex VT     Rydex VT
                                                           Rydex VT      Dynamic     Inverse       Inverse     Rydex VT
                                                           Internet      Dow 30       Mid Cap     Small Cap      Juno
                                                          Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                                          ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                  $     --      $  43.6      $  17.9     $  126.2     $      --
   Expenses:
      Mortality and expense risk fee                          (23.2)       (18.6)        (9.1)       (41.9)       (115.0)
      Administrative fee                                      (12.9)       (10.2)        (5.1)       (23.1)        (63.8)
                                                          ---------------------------------------------------------------
Net investment income (loss)                                  (36.1)        14.8          3.7         61.2        (178.8)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                             187.8           --           --           --            --
      Realized capital gain (loss) on sales of fund
         shares                                              (850.8)         4.6        (63.0)      (563.9)     (1,267.2)
      Change in unrealized appreciation/depreciation on
         investments during the period                       (169.8)        58.7        (35.4)        71.9          42.5
                                                          ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                               (832.8)        63.3        (98.4)      (492.0)     (1,224.7)
                                                          ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $ (868.9)     $  78.1      $ (94.7)    $ (430.8)    $(1,403.5)
                                                          ===============================================================

                                                           Rydex VT     Rydex VT     Rydex VT     Rydex VT
                                                           Large Cap    Large Cap   Large Cap     Large Cap
                                                            Europe       Growth       Japan        Value
                                                          Subaccount   Subaccount   Subaccount   Subaccount
                                                          -------------------------------------------------
Net investment income (loss):
   Dividend distributions                                 $     26.6    $    6.8     $      --    $   58.6
   Expenses:
      Mortality and expense risk fee                           (85.8)      (48.2)        (63.1)      (56.2)
      Administrative fee                                       (47.0)      (26.2)        (34.5)      (30.8)
                                                          -------------------------------------------------
Net investment income (loss)                                  (106.2)      (67.6)        (97.6)      (28.4)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                               38.8       161.0            --       240.1
      Realized capital gain (loss) on sales of fund
         shares                                             (2,105.4)     (165.9)        546.8      (115.4)
      Change in unrealized appreciation/depreciation on
         investments during the period                       1,393.3      (285.5)      1,897.7       (81.1)
                                                          -------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                                (673.3)     (290.4)      2,444.5        43.6
                                                          -------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $   (779.5)   $ (358.0)    $ 2,346.9    $   15.2
                                                          =================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                         Rydex VT                                Rydex VT
                                                           Rydex VT    Long Dynamic    Rydex VT     Rydex VT     Mid Cap
                                                            Leisure       Dow 30        Medius       Mekros       Growth
                                                          Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                                                          ----------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                  $     --       $  26.1      $      --   $    309.2    $     --
   Expenses:
      Mortality and expense risk fee                          (59.2)        (24.3)        (106.6)      (102.6)      (86.2)
      Administrative fee                                      (32.3)        (13.2)         (58.3)       (56.4)      (47.0)
                                                          ----------------------------------------------------------------
Net investment income (loss)                                  (91.5)        (11.4)        (164.9)       150.2      (133.2)

Net realized and unrealized capital gain (loss)
   on investments:
      Capital gains distributions                             650.5         118.1           33.7           --          --
      Realized capital gain (loss) on sales of fund
         shares                                              (523.1)         35.4        2,228.4        340.9       271.2
      Change in unrealized appreciation/depreciation on
         investments during the period                       (919.1)         28.7         (640.1)    (1,405.4)       53.0
                                                          ----------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                               (791.7)        182.2        1,622.0     (1,064.5)      324.2
                                                          ----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $ (883.2)      $ 170.8      $ 1,457.1   $   (914.3)   $  191.0
                                                          ================================================================

                                                           Rydex VT                               Rydex VT
                                                            Mid Cap     Rydex VT     Rydex VT     Precious
                                                             Value        Nova          OTC        Metals
                                                          Subaccount   Subaccount   Subaccount   Subaccount
                                                          --------------------------------------------------
Net investment income (loss):
   Dividend distributions                                  $    53.4    $    44.6   $       --    $      --
   Expenses:
      Mortality and expense risk fee                          (141.0)      (157.1)      (108.4)      (103.6)
      Administrative fee                                       (76.8)       (86.3)       (59.8)       (58.0)
                                                          --------------------------------------------------
Net investment income (loss)                                  (164.4)      (198.8)      (168.2)      (161.6)

Net realized and unrealized capital gain (loss)
   on investments:
      Capital gains distributions                            2,713.4           --           --           --
      Realized capital gain (loss) on sales of fund
         shares                                                925.2      2,578.5       (202.4)    (1,175.6)
      Change in unrealized appreciation/depreciation on
         investments during the period                      (2,232.5)      (522.3)    (1,017.4)     3,151.8
                                                          --------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                               1,406.1      2,056.2     (1,219.8)     1,976.2
                                                          --------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $ 1,241.7    $ 1,857.4   $ (1,388.0)   $ 1,814.6
                                                          ==================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                        Rydex VT     Rydex VT     Rydex VT
                                             Rydex VT      Rydex VT      Sector      Small Cap    Small Cap
                                            Real Estate    Retailing    Rotation      Growth        Value
                                            Subaccount    Subaccount   Subaccount   Subaccount   Subaccount
                                            ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $   194.3      $    --      $    --     $      --     $     --
   Expenses:
     Mortality and expense risk fee            (118.7)       (54.9)       (57.4)       (102.0)       (82.9)
     Administrative fee                         (65.0)       (29.6)       (31.8)        (55.4)       (45.5)
                                            ---------------------------------------------------------------
Net investment income (loss)                     10.6        (84.5)       (89.2)       (157.4)      (128.4)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                   --        136.2           --         960.5        922.6
     Realized capital gain (loss) on
       sales of fund shares                     761.9       (499.5)       369.4         154.2       (346.9)
     Change in unrealized
       appreciation/depreciation on
       investments during the period           (284.9)       (51.3)       319.7      (1,323.1)    (1,057.1)
                                            ---------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                        477.0       (414.6)       689.1        (208.4)      (481.4)
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $   487.6      $(499.1)     $ 599.9     $  (365.8)    $ (609.8)
                                            ===============================================================

                                              Rydex VT                     Rydex VT
                                            Strengthening    Rydex VT    Telecommuni-    Rydex VT
                                               Dollar       Technology     cations       Titan 500
                                            Subaccount***   Subaccount    Subaccount    Subaccount
                                            ------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $     0.2        $    --       $     --       $   7.4
   Expenses:
     Mortality and expense risk fee              (0.7)         (49.2)         (13.6)        (59.3)
     Administrative fee                            --          (27.0)          (7.6)        (32.4)
                                            ------------------------------------------------------
Net investment income (loss)                     (0.5)         (76.2)         (21.2)        (84.3)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                   --             --           72.5         642.3
     Realized capital gain (loss) on
       sales of fund shares                      (2.5)         190.3         (177.5)        (15.9)
     Change in unrealized
       appreciation/depreciation on
       investments during the period               --         (105.0)        (166.0)       (115.2)
                                            ------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                         (2.5)          85.3         (271.0)        511.2
                                            ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $    (3.0)       $   9.1       $ (292.2)      $ 426.9
                                            ======================================================

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                              Rydex VT      Rydex VT
                                                                U. S.         U.S.
                                               Rydex VT      Government    Government     Rydex VT     Rydex VT
                                            Transportation      Bond      Money Market      Ursa       Utilities
                                              Subaccount     Subaccount    Subaccount    Subaccount   Subaccount
                                            --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $        --      $   481.0     $ 3,487.5      $     --     $  95.9
   Expenses:
     Mortality and expense risk fee               (39.9)        (123.7)     (1,527.8)       (139.7)     (145.6)
     Administrative fee                           (21.8)         (67.7)       (839.7)        (76.4)      (79.5)
                                            --------------------------------------------------------------------
Net investment income (loss)                      (61.7)         289.6       1,120.0        (216.1)     (129.2)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                   29.0             --            --            --          --
     Realized capital gain (loss) on
       sales of fund shares                      (274.4)         766.3            --        (301.6)      719.5
     Change in unrealized
       appreciation/depreciation on
       investments during the period             (256.6)         129.2            --          21.6      (375.7)
                                            --------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                         (502.0)         895.5            --        (280.0)      343.8
                                            --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $    (563.7)     $ 1,185.1     $ 1,120.0      $ (496.1)    $ 214.6
                                            ====================================================================

                                                              Rydex VT                     SBL
                                              Rydex VT       Weakening        SBL        Small Cap
                                            Velocity 100      Dollar         Global        Value
                                             Subaccount    Subaccount***   Subaccount   Subaccount
                                            ------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $        --       $   4.1      $      --    $      --
   Expenses:
     Mortality and expense risk fee              (117.6)         (1.2)        (183.4)       (77.0)
     Administrative fee                           (65.3)         (0.5)         (56.6)       (24.2)
                                            ------------------------------------------------------
Net investment income (loss)                     (182.9)          2.4         (240.0)      (101.2)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                     --            --            --            --
     Realized capital gain (loss) on
       sales of fund shares                      (479.7)         (6.7)      1,040.6         403.4
     Change in unrealized
       appreciation/depreciation on
       investments during the period           (1,660.6)        (25.1)       2,576.5        803.1
                                            ------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                       (2,140.3)        (31.8)       3,617.1      1,206.5
                                            ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $  (2,323.2)      $ (29.4)     $ 3,377.1    $ 1,105.3
                                            ======================================================

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                         Templeton    Templeton    Wells Fargo
                                        Developing     Foreign      Advantage
                                          Markets    Securities   Opportunity VT
                                        Subaccount   Subaccount     Subaccount
                                        ----------------------------------------
Net investment income (loss):
   Dividend distributions               $   11.3      $  49.5        $    --
   Expenses:
     Mortality and expense risk fee         (7.9)       (40.3)         (64.2)
     Administrative fee                     (6.4)       (28.8)         (42.4)
                                        ----------------------------------------
Net investment income (loss)                (3.0)       (19.6)        (106.6)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions              --           --             --
     Realized capital gain (loss) on
       sales of fund shares                199.6        645.0          200.7
     Change in unrealized
       appreciation/depreciation on
       investments during the period        59.1       (229.1)         391.6
                                        ----------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              258.7        415.9          592.3
                                        ----------------------------------------
Net increase (decrease) in net assets
   resulting from operations            $  255.7      $ 396.3        $ 485.7
                                        ========================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                               Federated Fund for
                                           AIM V.I. Capital           Federated High             U.S. Government
                                             Appreciation             Income Bond II              Securities II
                                              Subaccount                Subaccount                  Subaccount
                                           2005         2004         2005         2004         2005          2004
                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $   (64.8)   $    (65.6)  $  1,969.3    $ 1,796.7    $   203.3    $   246.0
    Capital gains distributions                --           --            --           --           --         43.4
    Realized capital gain (loss) on
      sales of fund shares                  199.9         299.8       (364.3)       174.4        (69.9)       (79.8)
    Change in unrealized
      appreciation/depreciation on
      investments during the period         198.3          (7.4)    (1,453.2)        (4.3)       (74.2)        (6.6)
                                        ----------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                  333.4         226.8        151.8      1,966.8         59.2        203.0

  From contractholder transactions:
    Variable annuity deposits               294.5         921.8      3,487.0      5,661.7      3,137.0      1,685.8
    Contractholder maintenance
      charges                               (50.3)        (43.2)      (257.2)      (287.1)      (117.7)       (86.7)
    Terminations and withdrawals           (525.3)       (424.4)    (3,904.9)    (4,397.1)    (1,301.4)    (1,039.2)
    Transfers between subaccounts,
      net                                 3,805.3      (1,115.8)   (17,143.7)     5,154.3      1,752.0     (3,139.3)
                                        ----------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                          3,524.2        (661.6)   (17,818.8)     6,131.8      3,469.9     (2,579.4)
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets     3,857.6        (434.8)   (17,667.0)     8,098.6      3,529.1     (2,376.4)
Net assets at beginning of year           4,378.1       4,812.9     40,896.1     32,797.5      8,753.6     11,130.0
                                        ----------------------------------------------------------------------------
Net assets at end of year               $ 8,235.7    $  4,378.1   $ 23,229.1    $40,896.1    $12,282.7    $ 8,753.6
                                        ============================================================================

                                             Fidelity VIP          Fidelity VIP Growth          Fidelity VIP
                                              Contrafund              Opportunities               Index 500
                                              Subaccount                Subaccount               Subaccount
                                           2005         2004         2005         2004         2005         2004
                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $  (357.1)   $  (161.4)   $   (16.0)   $   (23.5)   $     7.5    $   (16.9)
    Capital gains distributions               3.8           --           --           --           --           --
    Realized capital gain (loss) on
      sales of fund shares                  628.7        348.2        117.4        125.9        534.3        592.8
    Change in unrealized
      appreciation/depreciation on
      investments during the period       4,091.5      1,591.4         34.1         13.7       (165.3)      (114.5)
                                        ---------------------------------------------------------------------------
  Net increase (decrease) in net          4,366.9      1,778.2        135.5        116.1        376.5        461.4
    assets from operations

  From contractholder transactions:
    Variable annuity deposits             6,179.4      2,174.1        643.7      1,123.4      1,329.4      2,971.5
    Contractholder maintenance
      charges                              (313.6)      (147.4)       (27.9)       (24.8)      (157.8)      (101.5)
    Terminations and withdrawals         (2,734.3)    (1,518.0)      (316.4)      (178.0)    (2,445.7)    (1,062.8)
    Transfers between subaccounts,
      net                                20,251.6      9,451.1      1,592.6       (985.5)     1,536.5     (3,418.6)
                                        ---------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                         23,383.1      9,959.8      1,892.0        (64.9)       262.4     (1,611.4)
                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets    27,750.0     11,738.0      2,027.5         51.2        638.9     (1,150.0)
Net assets at beginning of year          18,724.7      6,986.7      2,567.9      2,516.7      8,608.0      9,758.0
                                        ---------------------------------------------------------------------------
Net assets at end of year               $46,474.7    $18,724.7    $ 4,595.4    $ 2,567.9    $ 9,246.9    $ 8,608.0
                                        ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                        Franklin
                                            Fidelity VIP             Small-Mid Cap            Neuberger Berman
                                          Investment Grade              Growth                  AMT Guardian
                                          Bond Subaccount              Subaccount                Subaccount
                                         2005         2004         2005         2004          2005        2004
                                      ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   247.5    $   357.9    $   (35.5)   $    (81.2)   $   (78.5)   $   (86.0)
    Capital gains distributions           266.3        375.0           --            --           --           --
    Realized capital gain (loss)
      on sales of fund shares            (189.2)      (288.8)        65.7       1,126.2        351.6        155.0
    Change in unrealized
      appreciation/ depreciation
      on investments during the
      period                             (297.4)      (149.6)       (78.5)       (352.4)        49.2        462.1
                                      ----------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                 27.2        294.5        (48.3)        692.6        322.3        531.1

  From contractholder
    transactions:
    Variable annuity deposits           1,935.8        851.6         36.5         286.6        247.1        296.9
    Contractholder maintenance
      charges                            (166.4)      (105.6)       (27.3)        (50.2)       (64.7)       (59.0)
    Terminations and withdrawals       (1,831.0)    (1,046.9)      (265.5)       (508.9)      (806.1)      (709.8)
    Transfers between
      subaccounts, net                  2,162.8     (1,878.4)    (1,122.4)    (16,695.2)     7,842.9      1,739.9
                                      ----------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                        2,101.2     (2,179.3)    (1,378.7)    (16,967.7)     7,219.2      1,268.0
                                      ----------------------------------------------------------------------------
Net increase (decrease) in net
   assets                               2,128.4     (1,884.8)    (1,427.0)    (16,275.1)     7,541.5      1,799.1
Net assets at beginning of year        10,305.9     12,190.7      3,516.4      19,791.5      6,388.8      4,589.7
                                      ----------------------------------------------------------------------------
Net assets at end of year             $12,434.3    $10,305.9    $ 2,089.4    $  3,516.4    $13,930.3    $ 6,388.8
                                      ============================================================================

                                                                                                                   Potomac
                                         Neuberger Berman             PIMCO VIT                 PIMCO VIT         Dynamic VP
                                           AMT Partners              Real Return              Total Return          HY Bond
                                            Subaccount               Subaccount                Subaccount         Subaccount*
                                         2005        2004        2005          2004        2005         2004          2005
                                      ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   (56.1)   $  (77.1)   $   154.5      $ (33.6)   $   320.5    $   31.4    $     230.0
    Capital gains distributions             3.5          --        124.4        186.7        289.2       133.7             --
    Realized capital gain (loss)
      on sales of fund shares             904.2       276.7        (71.1)       283.4        (44.2)       43.1         (271.0)
    Change in unrealized
      appreciation/ depreciation
      on investments during the
      period                            1,390.7       915.1       (229.8)        32.8       (468.3)       21.8            0.1
                                      ----------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations              2,242.3     1,114.7        (22.0)       469.3         97.2       230.0          (40.9)

  From contractholder
    transactions:
    Variable annuity deposits           1,363.9       737.1      2,790.0      1,750.4      3,131.3     1,988.3        9,428.2
    Contractholder maintenance
      charges                            (166.5)      (64.5)      (106.9)       (62.2)      (135.4)      (48.0)        (131.6)
    Terminations and withdrawals       (1,939.7)     (633.8)    (1,009.9)      (569.1)    (1,843.3)     (860.1)      (1,090.2)
    Transfers between
      subaccounts, net                 13,254.0     3,642.4      3,953.7     (5,358.1)     7,031.1     3,437.3       25,898.1
                                      ----------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                       12,511.7     3,681.2      5,626.9     (4,239.0)     8,183.7     4,517.5       34,104.5
                                      ----------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                              14,754.0     4,795.9      5,604.9     (3,769.7)     8,280.9     4,747.5       34,063.6
Net assets at beginning of year         8,340.6     3,544.7      6,134.7      9,904.4      9,417.9     4,670.4             --
                                      ----------------------------------------------------------------------------------------
Net assets at end of year             $23,094.6    $8,340.6    $11,739.6    $ 6,134.7    $17,698.8    $9,417.9    $  34,063.6
                                      ========================================================================================

*     For the period from January 26, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                         Potomac VP
                                           Money                RVT CLS                    RVT CLS
                                           Market          AdvisorOne Amerigo         AdvisorOne Clermont
                                        Subaccount**           Subaccount                 Subaccount
                                            2005           2005          2004           2005         2004
                                        --------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $       57.3    $ (1,908.9)   $ (1,065.9)   $   (683.6)   $  (521.4)
    Capital gains distributions                   --       1,777.0            --         333.2           --
    Realized capital gain (loss) on
      sales of fund shares                        --       1,340.3         454.6         913.5        260.9
    Change in unrealized
      appreciation/ depreciation on
      investments during the period               --      12,210.0      10,744.2       2,055.5      3,968.3
                                        --------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                      57.3      13,418.4      10,132.9       2,618.6      3,707.8

  From contractholder transactions:
    Variable annuity deposits               44,203.5       3,883.6       4,214.8       1,782.6      2,618.9
    Contractholder maintenance
      charges                                 (119.4)     (1,645.8)       (810.1)     (1,190.6)      (529.1)
    Terminations and withdrawals            (2,623.7)    (15,479.4)     (6,765.5)    (12,759.3)    (5,413.6)
    Transfers between subaccounts,
      net                                  (37,872.7)     64,438.2      71,350.6      26,067.4     65,151.0
                                        --------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                             3,587.7      51,196.6      67,989.8      13,900.1     61,827.2
                                        --------------------------------------------------------------------
Net increase (decrease) in net assets        3,645.0      64,615.0      78,122.7      16,518.7     65,535.0
Net assets at beginning of year                   --     122,507.2      44,384.5      86,711.8     21,176.8
                                        --------------------------------------------------------------------
Net assets at end of year               $    3,645.0    $187,122.2    $122,507.2    $103,230.5    $86,711.8
                                        ====================================================================

                                               Rydex VT                   Rydex VT                   Rydex VT
                                                Arktos                     Banking                Basic Materials
                                              Subaccount                 Subaccount                 Subaccount
                                           2005         2004          2005        2004         2005         2004
                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $  (181.2)   $   (280.0)   $   (15.8)   $  (36.5)   $  (117.3)   $   (148.5)
    Capital gains distributions                --            --        156.5       222.5        818.5         380.8
    Realized capital gain (loss) on
      sales of fund shares               (1,694.0)     (4,844.2)      (313.7)      261.5       (420.3)      3,009.3
    Change in unrealized
      appreciation/ depreciation on
      investments during the period         759.3         539.2        (95.6)       20.5       (629.5)     (1,425.1)
                                        ----------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations               (1,115.9)     (4,585.0)      (268.6)      468.0       (348.6)      1,816.5

  From contractholder transactions:
    Variable annuity deposits               315.7         471.5        180.0       142.8      1,806.0         448.7
    Contractholder maintenance
      charges                              (263.6)       (239.6)       (27.1)      (47.0)      (113.8)       (120.9)
    Terminations and withdrawals         (3,071.0)     (2,344.9)      (273.3)     (499.9)    (1,225.1)     (1,187.4)
    Transfers between subaccounts,
      net                                 4,594.0      (6,252.0)    (1,603.3)      635.5     (3,733.0)    (18,923.3)
                                        ----------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                          1,575.1      (8,365.0)    (1,723.7)      231.4     (3,265.9)    (19,782.9)
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets       459.2     (12,950.0)    (1,992.3)      699.4     (3,614.5)    (17,966.4)
Net assets at beginning of year           9,667.6      22,617.6      4,113.3     3,413.9     10,755.8      28,722.2
                                        ----------------------------------------------------------------------------
Net assets at end of year               $10,126.8    $  9,667.6    $ 2,121.0    $4,113.3    $ 7,141.3    $ 10,755.8
                                        ============================================================================

**    For the period from January 26, 2005 (inception date) to November 15,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                               Rydex VT           Rydex VT          Rydex VT
                                             Biotechnology       Commodities     Consumer Products
                                              Subaccount        Subaccount***       Subaccount
                                           2005        2004         2005         2005        2004
                                        ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
    Net investment income (loss)        $    (63.0)  $   (58.5)  $     20.8   $   (85.5)  $  (101.3)
    Capital gains distributions                 --          --           --        88.5       156.4
    Realized capital gain (loss) on
       sales of fund shares                   91.3      (173.6)       (28.5)       86.3      (541.2)
    Change in unrealized
       appreciation/depreciation on
       investments during the period         211.6       (42.7)         3.6      (149.8)       96.0
                                        ------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  239.9      (274.8)        (4.1)      (60.5)     (390.1)

   From contractholder transactions:
     Variable annuity deposits               329.6       384.3         52.3       466.0       406.8
     Contractholder maintenance
        charges                              (59.6)      (51.8)       (14.4)      (87.3)      (78.4)
     Terminations and withdrawals           (728.1)     (530.3)      (129.3)   (1,035.5)     (805.6)
     Transfers between subaccounts,
        net                               12,256.4      (682.1)    11,146.0     4,400.1     3,928.6
                                        ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                         11,798.3      (879.9)    11,054.6     3,743.3     3,451.4
                                        ------------------------------------------------------------
Net increase (decrease) in net assets     12,038.2    (1,154.7)    11,050.5     3,682.8     3,061.3
Net assets at beginning of year            2,482.9     3,637.6           --     4,547.1     1,485.8
                                        ------------------------------------------------------------
Net assets at end of year               $ 14,521.1   $ 2,482.9   $ 11,050.5   $ 8,229.9   $ 4,547.1
                                        ============================================================

                                              Rydex VT                Rydex VT                   Rydex VT
                                             Electronics               Energy                 Energy Services
                                             Subaccount              Subaccount                Subaccount
                                           2005        2004        2005         2004         2005         2004
                                        --------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
    Net investment income (loss)        $   (50.2)  $   (45.3)  $   (368.1)  $   (199.1)  $   (316.0)  $   (130.1)
    Capital gains distributions                --          --      1,570.0          8.2           --           --
    Realized capital gain (loss) on
      sales of fund shares                 (708.1)     (545.5)     5,580.8      3,517.3      4,617.1      1,700.1
    Change in unrealized
      appreciation/depreciation on
      investments during the period         (39.8)      122.7        234.6        316.2      2,267.0        448.4
                                        --------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                (798.1)     (468.1)     7,017.3      3,642.6      6,568.1      2,018.4

   From contractholder transactions:
     Variable annuity deposits              317.9       197.1      6,321.8      1,518.0      3,644.5        664.3
     Contractholder maintenance
       charges                              (38.0)      (26.8)      (310.7)      (145.3)      (292.2)      (109.5)
     Terminations and withdrawals          (466.5)     (286.8)    (3,805.0)    (2,367.0)    (3,487.9)    (1,443.3)
     Transfers between subaccounts,
       net                               (3,160.5)   (7,712.6)     4,140.1        546.8      8,880.7      9,759.3
                                        --------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                        (3,347.1)   (7,829.1)     6,346.2       (447.5)     8,745.1      8,870.8
                                        --------------------------------------------------------------------------
Net increase (decrease) in net assets    (4,145.2)   (8,297.2)    13,363.5      3,195.1     15,313.2     10,889.2
Net assets at beginning of year           5,365.9    13,663.1     17,365.7     14,170.6     15,136.4      4,247.2
                                        --------------------------------------------------------------------------
Net assets at end of year               $ 1,220.7   $ 5,365.9   $ 30,729.2   $ 17,365.7   $ 30,449.6   $ 15,136.4
                                        ==========================================================================

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                              Rydex VT                 Rydex VT                 Rydex VT
                                          Financial Services          Health Care               Internet
                                             Subaccount               Subaccount               Subaccount
                                           2005        2004         2005         2004        2005       2004
                                        ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
    Net investment income (loss)        $   (27.6)  $    (91.9)  $   (156.0)  $  (103.7)  $   (36.1)  $   (81.1)
    Capital gains distributions             417.5           --           --        49.8       187.8          --
    Realized capital gain (loss) on
      sales of fund shares                  199.9        798.9        849.1    (1,500.5)     (850.8)      506.8
    Change in unrealized
      appreciation/depreciation on
      investments during the period        (712.3)       515.9        414.0       (38.5)     (169.8)     (209.8)
                                        ------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                (122.5)     1,222.9      1,107.1    (1,592.9)     (868.9)      215.9

   From contractholder transactions:
     Variable annuity deposits              491.8        834.6        994.0       955.0       169.5       208.0
     Contractholder maintenance
       charges                              (63.9)       (91.6)      (128.8)      (87.0)      (30.7)      (61.1)
     Terminations and withdrawals        (1,099.0)      (879.6)    (1,597.0)     (793.0)     (403.2)     (865.9)
     Transfers between subaccounts,
       net                               (4,287.1)     5,848.2      9,020.1    (3,540.8)    1,344.8      (509.0)
                                        ------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                        (4,958.2)     5,711.6      8,288.3    (3,465.8)    1,080.4    (1,228.0)
                                        ------------------------------------------------------------------------
Net increase (decrease) in net assets    (5,080.7)     6,934.5      9,395.4    (5,058.7)      211.5    (1,012.1)
Net assets at beginning of year          13,602.5      6,668.0      7,404.4    12,463.1     6,128.4     7,140.5
                                        ------------------------------------------------------------------------
Net assets at end of year               $ 8,521.8   $ 13,602.5   $ 16,799.8   $ 7,404.4   $ 6,339.9   $ 6,128.4
                                        ========================================================================

                                          Rydex VT Inverse          Rydex VT Inverse         Rydex VT Inverse
                                           Dynamic Dow 30               Mid Cap                 Small Cap
                                             Subaccount               Subaccount               Subaccount
                                           2005      2004****      2005      2004****      2005      2004****
                                        ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
    Net investment income (loss)        $    14.8   $    (4.0)  $     3.7   $    (1.2)  $    61.2   $     (47.3)
    Capital gains distributions                --        16.3          --          --          --            --
    Realized capital gain (loss) on
      sales of fund shares                    4.6       (41.7)      (63.0)      (37.3)     (563.9)       (741.0)
    Change in unrealized
      appreciation/depreciation on
       investments during the period         58.7       (64.8)      (35.4)       (1.4)       71.9        (163.6)
                                        ------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  78.1       (94.2)      (94.7)      (39.9)     (430.8)       (951.9)

   From contractholder transactions:
     Variable annuity deposits              185.1         7.6       202.0        20.5       241.3          61.2
     Contractholder maintenance
       charges                              (35.2)       (1.4)      (11.3)       (0.3)      (84.3)        (46.7)
     Terminations and withdrawals          (324.1)      (15.3)     (100.5)      (15.3)     (951.3)       (395.8)
     Transfers between subaccounts,
       net                                2,407.5       797.7       579.8        95.7     4,929.8       4,306.6
                                        ------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                         2,233.3       788.6       670.0       100.6     4,135.5       3,925.3
                                        ------------------------------------------------------------------------
Net increase (decrease) in net assets     2,311.4       694.4       575.3        60.7     3,704.7       2,973.4
Net assets at beginning of year             694.4          --        60.7          --     2,973.4            --
                                        ------------------------------------------------------------------------
Net assets at end of year               $ 3,005.8   $   694.4   $   636.0   $    60.7   $ 6,678.1   $   2,973.4
                                        ========================================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                              Rydex VT                 Rydex VT                Rydex VT
                                                Juno               Large Cap Europe         Large Cap Growth
                                             Subaccount              Subaccount               Subaccount
                                           2005        2004        2005          2004       2005       2004****
                                        ------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
    Net investment income (loss)        $  (178.8)  $  (222.2)  $  (106.2)  $  2,218.6   $   (67.6)  $     31.9
    Capital gains distributions                --       102.7        38.8         86.7       161.0         79.6
    Realized capital gain (loss) on
      sales of fund shares               (1,267.2)   (2,916.1)   (2,105.4)       976.0      (165.9)       349.9
    Change in unrealized
      appreciation/ depreciation on
      investments during the period          42.5      (156.6)    1,393.3       (288.7)     (285.5)       211.7
                                        ------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations              (1,403.5)   (3,192.2)     (779.5)     2,992.6      (358.0)       673.1

   From contractholder transactions:
     Variable annuity deposits              648.9       629.1       867.8        509.9       613.0        113.1
     Contractholder maintenance
       charges                             (151.6)     (140.8)     (102.1)      (165.0)      (55.1)       (33.3)
     Terminations and withdrawals        (2,143.1)   (1,346.7)   (1,261.8)    (1,547.3)     (862.7)      (232.4)
     Transfers between subaccounts,
       net                                1,096.0     9,770.3   (17,555.2)     3,915.5    (3,835.2)    11,783.7
                                        ------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                          (549.8)    8,911.9   (18,051.3)     2,713.1    (4,140.0)    11,631.1
                                        ------------------------------------------------------------------------
Net increase (decrease) in net assets    (1,953.3)    5,719.7   (18,830.8)     5,705.7    (4,498.0)    12,304.2
Net assets at beginning of year           9,661.2     3,941.5    27,769.0     22,063.3    12,304.2           --
                                        ------------------------------------------------------------------------
Net assets at end of year               $ 7,707.9   $ 9,661.2   $ 8,938.2   $ 27,769.0   $ 7,806.2   $ 12,304.2
                                        ========================================================================

                                              Rydex VT                  Rydex VT                Rydex VT
                                           Large Cap Japan           Large Cap Value            Leisure
                                              Subaccount              Subaccount              Subaccount
                                            2005        2004        2005      2004****      2005        2004
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
    Net investment income (loss)        $    (97.6)  $  (129.7)  $    (28.4)  $   (34.0)  $   (91.5)  $    (76.5)
    Capital gains distributions                 --          --        240.1        62.6       650.5         23.4
    Realized capital gain (loss) on
      sales of fund shares                   546.8    (4,822.9)      (115.4)      488.4      (523.1)     1,051.3
    Change in unrealized
      appreciation/ depreciation on
      investments during the period        1,897.7      (135.5)       (81.1)       85.6      (919.1)       329.5
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                2,346.9    (5,088.1)        15.2       602.6      (883.2)     1,327.7

   From contractholder transactions:
     Variable annuity deposits             1,146.0       224.1        749.6       771.4       312.1        234.0
     Contractholder maintenance
       charges                               (89.5)     (108.2)       (72.6)      (49.6)      (80.6)       (55.2)
     Terminations and withdrawals           (978.6)   (1,232.1)    (1,230.0)     (407.6)   (1,208.6)      (554.6)
     Transfers between subaccounts,
       net                                14,825.4     6,009.2      6,062.5     4,781.0   (14,037.3)    (3,115.9)
                                        -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                         14,903.3     4,893.0      5,509.5     5,095.2   (15,014.4)    (3,491.7)
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets     17,250.2      (195.1)     5,524.7     5,697.8   (15,897.6)    (2,164.0)
Net assets at beginning of year            5,803.9     5,999.0      5,697.8          --    17,002.9     19,166.9
                                        -------------------------------------------------------------------------
Net assets at end of year               $ 23,054.1   $ 5,803.9   $ 11,222.5   $ 5,697.8   $ 1,105.3   $ 17,002.9
                                        =========================================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                   Rydex VT                 Rydex VT                Rydex VT
                                              Long Dynamic Dow 30            Medius                  Mekros
                                                   Subaccount              Subaccount              Subaccount
                                                2005      2004****      2005        2004        2005        2004
                                             ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $   (11.4)  $    49.7   $  (164.9)  $  (151.6) $    150.2  $   (299.9)
      Capital gains distributions                118.1         6.0        33.7       638.8          --       957.9
      Realized capital gain (loss) on sales
        of fund shares                            35.4       259.8     2,228.4      (640.1)      340.9    (8,575.5)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                28.7       (30.7)     (640.1)    1,119.6    (1,405.4)    5,342.0
                                             ----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            170.8       284.8     1,457.1       966.7      (914.3)   (2,575.5)

   From contractholder transactions:
      Variable annuity deposits                  839.0        26.5     1,143.3       848.2     1,033.3       888.4
      Contractholder maintenance charges         (36.1)       (4.6)     (148.3)     (114.4)     (144.3)     (250.7)
      Terminations and withdrawals              (475.1)      (33.8)   (1,462.1)     (991.7)   (1,897.7)   (3,049.7)
      Transfers between subaccounts, net       3,275.9     1,509.6      (328.1)    8,883.4   (16,103.0)  (13,189.9)
                                             ----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         3,603.7     1,497.7      (795.2)    8,625.5   (17,111.7)  (15,601.9)
                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets          3,774.5     1,782.5       661.9     9,592.2   (18,026.0)  (18,177.4)
Net assets at beginning of year                1,782.5          --    13,547.9     3,955.7    29,160.6    47,338.0
                                             ----------------------------------------------------------------------
Net assets at end of year                    $ 5,557.0   $ 1,782.5   $14,209.8   $13,547.9  $ 11,134.6  $ 29,160.6
                                             ======================================================================

                                                    Rydex VT                Rydex VT                Rydex VT
                                                 Mid Cap Growth          Mid Cap Value                Nova
                                                   Subaccount              Subaccount              Subaccount
                                                2005      2004****      2005      2004****      2005        2004
                                             ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $  (133.2)  $   (53.6)  $  (164.4)  $   (46.8)  $  (198.8)  $  (281.2)
      Capital gains distributions                   --          --     2,713.4       598.2          --          --
      Realized capital gain (loss) on sales
        of fund shares                           271.2      (702.1)      925.2       388.0     2,578.5     1,787.8
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                53.0       548.0    (2,232.5)     (289.7)     (522.3)      385.2
                                             ----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            191.0      (207.7)    1,241.7       649.7     1,857.4     1,891.8

   From contractholder transactions:
      Variable annuity deposits                  777.8        78.8       882.9       264.6     1,238.3       982.8
      Contractholder maintenance charges        (118.0)      (38.1)     (167.4)      (39.6)     (254.6)     (223.1)
      Terminations and withdrawals            (1,174.1)     (363.6)   (2,127.7)     (260.1)   (3,263.9)   (2,122.3)
      Transfers between subaccounts, net      10,712.0    14,177.2    (2,213.6)    9,658.0    (1,686.0)   11,444.9
                                             ----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        10,197.7    13,854.3    (3,625.8)    9,622.9    (3,966.2)   10,082.3
                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets         10,388.7    13,646.6    (2,384.1)   10,272.6    (2,108.8)   11,974.1
Net assets at beginning of year               13,646.6          --    10,272.6          --    30,006.9    18,032.8
                                             ----------------------------------------------------------------------
Net assets at end of year                    $24,035.3   $13,646.6   $ 7,888.5   $10,272.6   $27,898.1   $30,006.9
                                             ======================================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                            Rydex VT                 Rydex VT               Rydex VT
                                                              OTC                Precious Metals           Real Estate
                                                           Subaccount              Subaccount              Subaccount
                                                        2005        2004        2005        2004        2005        2004
                                                    -----------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $   (168.2)  $  (259.7)  $  (161.6) $   (212.2)  $    10.6   $   (92.7)
      Capital gains distributions                           --          --          --          --          --       150.7
      Realized capital gain (loss) on sales of fund
          shares                                        (202.4)     (861.3)   (1,175.6)   (1,652.9)      761.9      (860.2)
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                      (1,017.4)      434.4     3,151.8    (3,512.6)     (284.9)      939.0
                                                    -----------------------------------------------------------------------
    Net increase (decrease) in net assets from
       operations                                     (1,388.0)     (686.6)    1,814.6    (5,377.7)      487.6       136.8

    From contractholder transactions:
      Variable annuity deposits                          661.3       453.9     1,138.6       854.6     2,509.3       917.2
      Contractholder maintenance charges                (174.1)     (268.9)     (223.5)     (196.4)     (152.3)     (117.6)
      Terminations and withdrawals                    (2,197.8)   (2,790.2)   (2,542.6)   (1,494.6)   (1,435.1)   (1,016.1)
      Transfers between subaccounts, net             (28,564.0)   31,352.1    13,792.2    (6,893.5)   (4,817.5)    4,475.7
                                                    -----------------------------------------------------------------------
    Net increase (decrease) in net assets from
       contractholder transactions                   (30,274.6)   28,746.9    12,164.7    (7,729.9)   (3,895.6)    4,259.2
                                                    -----------------------------------------------------------------------
Net increase (decrease) in net assets                (31,662.6)   28,060.3    13,979.3   (13,107.6)   (3,408.0)    4,396.0
Net assets at beginning of year                       43,166.8    15,106.5    11,266.0    24,373.6    13,188.2     8,792.2
                                                    -----------------------------------------------------------------------
Net assets at end of year                           $ 11,504.2   $43,166.8   $25,245.3  $ 11,266.0   $ 9,780.2   $13,188.2
                                                    =======================================================================

                                                             Rydex VT                Rydex VT               Rydex VT
                                                            Retailing            Sector Rotation        Small Cap Growth
                                                           Subaccount              Subaccount              Subaccount
                                                        2005        2004        2005        2004        2005      2004****
                                                     ----------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                   $   (84.5)  $   (39.7)  $   (89.2)  $   (76.3)  $  (157.4)  $  (100.8)
      Capital gains distributions                        136.2       111.3          --          --       960.5       252.6
      Realized capital gain (loss) on sales of fund
          shares                                        (499.5)      (67.3)      369.4       402.8       154.2       656.2
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                         (51.3)       (2.4)      319.7        93.0    (1,323.1)      926.2
                                                     ----------------------------------------------------------------------
    Net increase (decrease) in net assets from
       operations                                       (499.1)        1.9       599.9       419.5      (365.8)    1,734.2

    From contractholder transactions:
      Variable annuity deposits                          354.7       106.0     1,013.2     1,362.9       954.7       246.1
      Contractholder maintenance charges                 (72.8)      (32.1)      (82.9)      (68.3)     (126.9)      (85.5)
      Terminations and withdrawals                      (733.3)     (310.4)     (910.1)     (567.1)   (1,652.7)     (614.9)
      Transfers between subaccounts, net               1,585.7    (3,100.3)      790.9     1,635.4    (2,555.0)   16,343.2
                                                     ----------------------------------------------------------------------
    Net increase (decrease) in net assets from
       contractholder transactions                     1,134.3    (3,336.8)      811.1     2,362.9    (3,379.9)   15,888.9
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets                    635.2    (3,334.9)    1,411.0     2,782.4    (3,745.7)   17,623.1
Net assets at beginning of year                        2,175.1     5,510.0     8,150.6     5,368.2    17,623.1          --
                                                     ----------------------------------------------------------------------
Net assets at end of year                            $ 2,810.3   $ 2,175.1   $ 9,561.6   $ 8,150.6   $13,877.4   $17,623.1
                                                     ======================================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                Rydex VT
                                                            Rydex VT         Strengthening           Rydex VT
                                                        Small Cap Value          Dollar             Technology
                                                           Subaccount        Subaccount***         Subaccount
                                                        2005      2004****        2005          2005        2004
                                                    ---------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $   (128.4)  $  (104.6)     $   (0.5)    $   (76.2)  $   (70.4)
      Capital gains distributions                        922.6       837.6            --            --       461.7
      Realized capital gain (loss) on sales of fund
          shares                                        (346.9)    1,875.0          (2.5)        190.3      (449.2)
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                      (1,057.1)      569.2            --        (105.0)      129.8
                                                    ---------------------------------------------------------------
    Net increase (decrease) in net assets from
       operations                                       (609.8)    3,177.2          (3.0)          9.1        71.9

    From contractholder transactions:
      Variable annuity deposits                          935.7       278.5            --         571.0       898.4
      Contractholder maintenance charges                (108.1)     (113.5)         (1.6)        (68.9)      (49.9)
      Terminations and withdrawals                    (1,504.1)     (898.2)        (34.5)     (1,026.5)     (505.8)
      Transfers between subaccounts, net             (17,272.2)   25,294.1          39.1        (844.4)    1,753.1
                                                    ---------------------------------------------------------------
    Net increase (decrease) in net assets from
       contractholder transactions                   (17,948.7)   24,560.9           3.0      (1,368.8)    2,095.8
                                                    ---------------------------------------------------------------
Net increase (decrease) in net assets                (18,558.5)   27,738.1            --      (1,359.7)    2,167.7
Net assets at beginning of year                       27,738.1          --            --       7,007.5     4,839.8
                                                    ---------------------------------------------------------------
Net assets at end of year                           $  9,179.6   $27,738.1      $     --     $ 5,647.8   $ 7,007.5
                                                    ===============================================================

                                                           Rydex VT              Rydex VT               Rydex VT
                                                      Telecommunications         Titan 500          Transportation
                                                          Subaccount            Subaccount            Subaccount
                                                       2005       2004       2005       2004       2005       2004
                                                    -----------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $   (21.2)  $  (42.0)  $  (84.3)  $  (84.7)  $  (61.7)  $  (52.8)
      Capital gains distributions                        72.5         --      642.3    1,162.1       29.0       70.5
      Realized capital gain (loss) on sales of fund
          shares                                       (177.5)     661.9      (15.9)      22.3     (274.4)     930.2
      Change in unrealized appreciation/
        depreciation on investments during the
        period                                         (166.0)     111.6     (115.2)     437.4     (256.6)     555.2
                                                    -----------------------------------------------------------------
    Net increase (decrease) in net assets from
       operations                                      (292.2)     731.5      426.9    1,537.1     (563.7)   1,503.1

    From contractholder transactions:
      Variable annuity deposits                         102.1      251.3    1,176.1    1,148.1      250.5       61.3
      Contractholder maintenance charges                (14.3)     (30.8)     (78.4)     (60.8)     (55.4)     (44.7)
      Terminations and withdrawals                     (229.5)    (295.5)    (741.0)    (313.1)    (580.4)    (457.8)
      Transfers between subaccounts, net             (3,634.8)    (952.7)  (1,384.9)   1,911.1   (1,867.4)   6,172.3
                                                    -----------------------------------------------------------------
    Net increase (decrease) in net assets from
       contractholder transactions                   (3,776.5)  (1,027.7)  (1,028.2)   2,685.3   (2,252.7)   5,731.1
                                                    -----------------------------------------------------------------
Net increase (decrease) in net assets                (4,068.7)    (296.2)    (601.3)   4,222.4   (2,816.4)   7,234.2
Net assets at beginning of year                       4,833.0    5,129.2    9,228.6    5,006.2    9,719.0    2,484.8
                                                    -----------------------------------------------------------------
Net assets at end of year                           $   764.3   $4,833.0   $8,627.3   $9,228.6   $6,902.6   $9,719.0
                                                    =================================================================

***   For the period from  November  15, 2005  (inception  date) to December 31,
      2005.

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                 Rydex VT U.S.
                                                       Rydex VT U.S.           Government Money             Rydex VT
                                                     Government  Bond               Market                    Ursa
                                                        Subaccount                Subaccount                Subaccount
                                                    2005          2004         2005         2004         2005       2004
                                                ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $      289.6  $     524.4   $   1,120.0  $ (2,435.5)  $   (216.1) $  (155.5)
      Capital gains distributions                         --      1,018.6            --          --           --         --
      Realized capital gain (loss) on sales
        of fund shares                                 766.3     (3,036.3)           --          --       (301.6)  (1,993.9)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                     129.2        248.3            --          --         21.6      (72.4)
                                                ----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     1,185.1     (1,245.0)      1,120.0    (2,435.5)      (496.1)  (2,221.8)

   From contractholder transactions:
      Variable annuity deposits                      2,465.9      1,709.9     222,335.9   276,422.7        439.2      457.4
      Contractholder maintenance charges              (197.1)      (283.6)     (2,386.2)   (3,327.6)      (223.5)    (112.4)
      Terminations and withdrawals                  (2,474.5)    (2,569.0)    (46,496.0)  (63,832.8)    (2,365.6)  (1,185.9)
      Transfers between subaccounts, net            (4,709.9)   (17,663.6)   (145,492.9) (263,116.5)    14,808.0    1,521.7
                                                ----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                   (4,915.6)   (18,806.3)     27,960.8   (53,854.2)    12,658.1      680.8
                                                ----------------------------------------------------------------------------
Net increase (decrease) in net assets               (3,730.5)   (20,051.3)     29,080.8   (56,289.7)    12,162.0   (1,541.0)
Net assets at beginning of year                     18,446.2     38,497.5     103,330.2   159,619.9      5,739.3    7,280.3
                                                ----------------------------------------------------------------------------
Net assets at end of year                       $   14,715.7  $  18,446.2   $ 132,411.0  $103,330.2   $ 17,901.3  $ 5,739.3
                                                ============================================================================

                                                                                                       Rydex VT
                                                       Rydex VT                  Rydex VT             Weakening
                                                       Utilities               Velocity 100            Dollar
                                                      Subaccount                Subaccount          Subaccount***
                                                  2005          2004        2005          2004           2005
                                                ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $  (129.2)   $     10.1   $   (182.9) $     391.8   $         2.4
      Capital gains distributions                      --            --           --         26.7              --
      Realized capital gain (loss) on sales
        of fund shares                              719.5         733.3       (479.7)    (5,561.2)           (6.7)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                 (375.7)        259.6     (1,660.6)     1,397.4           (25.1)
                                                ------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                    214.6       1,003.0     (2,323.2)    (3,745.3)          (29.4)

   From contractholder transactions:
      Variable annuity deposits                   3,190.9          99.7      2,170.1      2,574.5            0.4
      Contractholder maintenance charges           (179.1)        (52.0)      (131.5)      (146.7)           (2.2)
      Terminations and withdrawals               (2,172.0)       (524.1)      (949.2)    (1,523.3)          (48.5)
      Transfers between subaccounts, net          4,859.3       5,367.3     (2,191.1)     5,469.5         1,602.6
                                                ------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                 5,699.1       4,890.9     (1,101.7)     6,374.0         1,552.3
                                                ------------------------------------------------------------------
Net increase (decrease) in net assets             5,913.7       5,893.9     (3,424.9)     2,628.7         1,522.9
Net assets at beginning of year                   9,015.2       3,121.3     23,038.1     20,409.4              --
                                                ------------------------------------------------------------------
Net assets at end of year                       $14,928.9    $  9,015.2   $ 19,613.2  $  23,038.1   $     1,522.9
                                                ==================================================================

***   For the period from  November  15, 2005  (inception  date) to December 31,
      2005.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                SBL                  Templeton
                                                     SBL Global           Small Cap Value       Developing Markets
                                                     Subaccount              Subaccount             Subaccount
                                                 2005         2004       2005        2004       2005        2004
                                             -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    (240.0)  $   (62.8)  $  (101.2)  $   (61.7)  $   (3.0)  $    12.3
      Capital gains distributions                     --          --          --        29.4         --          --
      Realized capital gain (loss) on sales
         of fund shares                          1,040.6       249.6       403.4       259.7      199.6       191.7
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        2,576.5     1,167.5       803.1       418.8       59.1        98.7
                                             -----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                            3,377.1     1,354.3     1,105.3       646.2      255.7       302.7

   From contractholder transactions:
      Variable annuity deposits                  3,063.4     1,831.6     2,608.6     1,357.2       12.9       244.1
      Contractholder maintenance charges          (208.9)      (67.7)      (80.1)      (78.4)      (9.7)      (20.0)
      Terminations and withdrawals              (1,799.7)     (530.2)     (601.0)     (624.2)     (72.1)     (149.3)
      Transfers between subaccounts, net        17,546.5     4,786.7     3,408.4     1,082.8     (894.8)     (590.5)
                                             -----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          18,601.3     6,020.4     5,335.9     1,737.4     (963.7)     (515.7)
                                             -----------------------------------------------------------------------
Net increase (decrease) in net assets           21,978.4     7,374.7     6,441.2     2,383.6     (708.0)     (213.0)
Net assets at beginning of year                 11,452.5     4,077.8     6,769.0     4,385.4    1,664.7     1,877.7
                                             -----------------------------------------------------------------------
Net assets at end of year                    $  33,430.9   $11,452.5   $13,210.2   $ 6,769.0   $  956.7   $ 1,664.7
                                             =======================================================================

                                                     Templeton            Wells Fargo Advantage
                                                Foreign Securities           Opportunity VT
                                                    Subaccount                 Subaccount
                                                2005         2004          2005         2004
                                             ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    (19.6)  $     (32.2)  $   (106.6)  $     (73.9)
      Capital gains distributions                    --            --           --            --
      Realized capital gain (loss) on sales
         of fund shares                           645.0         335.7        200.7         199.8
      Change in unrealized appreciation/
        depreciation on investments
        during the period                        (229.1)        552.9        391.6         313.4
                                             ----------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             396.3         856.4        485.7         439.3

   From contractholder transactions:
      Variable annuity deposits                    25.8         379.9        944.8         755.6
      Contractholder maintenance charges          (48.6)        (71.8)       (75.9)        (59.1)
      Terminations and withdrawals               (458.1)       (738.9)      (764.3)       (607.5)
      Transfers between subaccounts, net       (2,600.5)       (321.4)     3,820.4       4,211.9
                                             ----------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         (3,081.4)       (752.2)     3,925.0       4,300.9
                                             ----------------------------------------------------
Net increase (decrease) in net assets          (2,685.1)        104.2      4,410.7       4,740.2
Net assets at beginning of year                 6,909.2       6,805.0      6,962.0       2,221.8
                                             ----------------------------------------------------
Net assets at end of year                    $  4,224.1   $   6,909.2   $ 11,372.7   $   6,962.0
                                             ====================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2005

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV - AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the AIM Variable Insurance Funds, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, The Neuberger Berman Advisers Management Trust, Pacific Investment Management Company Variable Insurance Trust, The Potomac Insurance Trust, The Rydex Variable Trust, SBL Fund, and Wells Fargo Advantage Opportunity VT Fund, mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

          Subaccount                                               Mutual Fund
---------------------------------------------------------------------------------------------------------
                                                   AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation                         AIM V.I. Capital Appreciation Fund Series I
                                                   Federated Insurance Series:
Federated High Income Bond II                         Federated High Income Bond Fund II - Service Shares
Federated Fund for U.S. Government Securities II      Federated Fund for U.S. Government Securities II
                                                   Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund                               Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                     Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                                Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment Grade Bond                    Fidelity VIP Investment Grade Bond - Service Class 2
                                                   Franklin Templeton Variable Insurance Products Trust:
Franklin Small-Mid Cap Growth***                      Franklin Small-Mid Cap Growth Fund
                                                   The Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Guardian                         Neuberger Berman AMT Guardian Portfolio (Class 1)
Neuberger Berman AMT Partners                         Neuberger Berman AMT Partners Portfolio
                                                   PIMCO Variable Insurance Trust:
PIMCO VIT Real Return                                 PIMCO Real Return Portfolio (Administrative Class)
PIMCO VIT Total Return                                PIMCO Total Return Portfolio (Administrative Class)

***   No longer available for investment as of May 1, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

           Subaccount                         Mutual Fund
  ------------------------------------------------------------------------------
                                    The Potomac Insurance Trust:
  Potomac Dynamic VP HY Bond           Dynamic VP HY Bond Fund
  Potomac VP Money Market*             Potomac VP Money Market Fund
                                    The Rydex Variable Trust:
  RVT CLS AdvisorOne Amerigo           RVT CLS AdvisorOne Amerigo Fund
  RVT CLS AdvisorOne Clermont          RVT CLS AdvisorOne Clermont Fund
  Rydex VT Arktos                      Rydex VT Arktos Fund
  Rydex VT Banking                     Rydex VT Banking Fund
  Rydex VT Basic Materials             Rydex VT Basic Materials Fund
  Rydex VT Biotechnology               Rydex VT Biotechnology Fund
  Rydex VT Commodities                 Rydex VT Commodities Fund
  Rydex VT Consumer Products           Rydex VT Consumer Products Fund
  Rydex VT Electronics                 Rydex VT Electronics Fund
  Rydex VT Energy                      Rydex VT Energy Fund
  Rydex VT Energy Services             Rydex VT Energy Services Fund
  Rydex VT Financial Services          Rydex VT Financial Services Fund
  Rydex VT Health Care                 Rydex VT Health Care Fund
  Rydex VT Internet                    Rydex VT Internet Fund
  Rydex VT Inverse Dynamic Dow 30      Rydex VT Inverse Dynamic Dow 30 Fund
  Rydex VT Inverse Mid Cap             Rydex VT Inverse Mid Cap Fund
  Rydex VT Inverse Small Cap           Rydex VT Inverse Small Cap Fund
  Rydex VT Juno                        Rydex VT Juno Fund
  Rydex VT Large Cap Europe            Rydex VT Large Cap Europe Fund
  Rydex VT Large Cap Growth            Rydex VT Large Cap Growth Fund
  Rydex VT Large Cap Japan             Rydex VT Large Cap Japan Fund
  Rydex VT Large Cap Value             Rydex VT Large Cap Value Fund
  Rydex VT Leisure                     Rydex VT Leisure Fund
  Rydex VT Long Dynamic Dow 30         Rydex VT Long Dynamic Dow 30 Fund
  Rydex VT Medius                      Rydex VT Medius Fund
  Rydex VT Mekros                      Rydex VT Mekros Fund
  Rydex VT Mid Cap Growth              Rydex VT Mid Cap Growth Fund
  Rydex VT Mid Cap Value               Rydex VT Mid Cap Value Fund
  Rydex VT Nova                        Rydex VT Nova Fund
  Rydex VT OTC                         Rydex VT OTC Fund
  Rydex VT Precious Metals             Rydex VT Precious Metals Fund

*     No longer available for investment as of November 15, 2005.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

           Subaccount                                    Mutual Fund
--------------------------------------------------------------------------------------------------
Rydex VT Real Estate                       Rydex VT Real Estate Fund
Rydex VT Retailing                         Rydex VT Retailing Fund
Rydex VT Sector Rotation                   Rydex VT Sector Rotation Fund
Rydex VT Small Cap Growth                  Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                   Rydex VT Small Cap Value Fund
Rydex VT Strengthening Dollar              Rydex VT Strengthening Dollar Fund
Rydex VT Technology                        Rydex VT Technology Fund
Rydex VT Telecommunications                Rydex VT Telecommunications Fund
Rydex VT Titan 500                         Rydex VT Titan 500 Fund
Rydex VT Transportation                    Rydex VT Transportation Fund
Rydex VT U.S. Government Bond              Rydex VT U.S. Government Bond Fund
Rydex VT U.S. Government Money Market      Rydex VT U.S. Government Money Market Fund
Rydex VT Ursa                              Rydex VT Ursa Fund
Rydex VT Utilities                         Rydex VT Utilities Fund
Rydex VT Velocity 100                      Rydex VT Velocity 100 Fund
Rydex VT Weakening Dollar                  Rydex VT Weakening Dollar Fund
                                        SBL Fund:
SBL Global                                 SBL Global
SBL Small Cap Value                        SBL Small Cap Value
                                        Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets***            Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities***            Templeton Foreign Securities Fund - Class 2
                                        Wells Fargo Advantage Opportunity Fund:
Wells Fargo Advantage Opportunity          Wells Fargo Advantage Opportunity VT Fund
   VT**

**    Prior to April 8, 2005, this was Strong Opportunity II Subaccount.

***   No longer available for investment as of May 1, 2004.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

AIM Advisors, Inc. serves as investment advisor for the AIM Variable Insurance Funds. Federated Investment Management Company serves as investment advisor for the Federated Insurance Series. Fidelity Management and Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products Fund. FMR has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP Contrafund & Fidelity VIP Growth Opportunities. FMR has engaged FMRC to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment Grade Bond. Franklin Advisors, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Fund. Neuberger Berman Management, Inc. (NBMI) serves as investment manager for The Neuberger Berman Advisors Management Trust. NBMI has engaged Neuberger Berman, LLC to provide subadvisory services to The Neuberger Berman Advisors Management Trust. Pacific Investment Management Company serves as investment adviser for PIMCO Variable Insurance Trust. Rafferty Asset Management, LLC serves as investment advisor for The Potomac Insurance Trust. Rydex Investments serves as investment advisor for The Rydex Variable Trust. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corportation. SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services to SBL Global and Wells Capital Management Incorporated to provide subadvisory services to SBL Small Cap Value. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC serves as investment advisor for the Templeton Foreign Securities Fund. Wells Capital Management serves as investment advisor for Wells Fargo Advantage Opportunity VT Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2005 were as follows:

                                                       Cost of       Proceeds
                 Subaccount                           Purchases     from Sales
--------------------------------------------------------------------------------
                                                           (In Thousands)
AIM V.I. Capital Appreciation                        $   5,247.5   $     1,788.1
Federated High Income Bond II                           28,216.6        44,066.1
Federated Fund for U.S. Government Securities II         9,739.5         6,066.3
Fidelity VIP Contrafund                                 28,713.6         5,683.8
Fidelity VIP Growth Opportunities                        3,677.4         1,801.4
Fidelity VIP Index 500                                  16,811.0        16,541.1
Fidelity VIP Investment Grade Bond                       8,835.2         6,220.2
Franklin Small-Mid Cap Growth                               34.4         1,448.6
Neuberger Berman AMT Guardian                           10,952.4         3,811.7
Neuberger Berman AMT Partners                           18,850.0         6,390.9
PIMCO VIT Real Return                                   15,676.2         9,770.4
PIMCO VIT Total Return                                  17,755.7         8,962.3
Potomac Dynamic VP HY Bond*                            108,584.2        74,249.7
Potomac VP Money Market**                               85,546.5        81,901.5
RVT CLS AdvisorOne Amerigo                              63,842.2        12,777.5
RVT CLS AdvisorOne Clermont                             30,881.9        17,332.2
Rydex VT Arktos                                        133,277.1       131,883.2
Rydex VT Banking                                        21,020.8        22,603.8
Rydex VT Basic Materials                                37,229.5        39,794.2
Rydex VT Biotechnology                                  52,884.8        41,149.5
Rydex VT Commodities***                                 12,032.2           956.8
Rydex VT Consumer Products                              34,712.7        30,966.4
Rydex VT Electronics                                    45,993.2        49,390.5
Rydex VT Energy                                        106,295.6        98,747.5
Rydex VT Energy Services                               106,689.5        98,260.4
Rydex VT Financial Services                             22,318.9        26,887.2
Rydex VT Health Care                                    46,977.7        38,845.4
Rydex VT Internet                                       32,508.7        31,276.6
Rydex VT Inverse Dynamic Dow 30                         26,230.7        23,982.6
Rydex VT Inverse Mid Cap                                17,650.0        16,976.3
Rydex VT Inverse Small Cap                              57,809.7        53,613.0
Rydex VT Juno                                          141,188.8       141,917.4
Rydex VT Large Cap Europe                               65,735.1        83,853.8
Rydex VT Large Cap Growth                               62,449.6        66,496.2
Rydex VT Large Cap Japan                                86,129.6        71,323.9

*     For the period from January 26, 2005 (inception date) to December 31,
      2005.

**    For the period from January 26, 2005 (inception date) to November 15,
      2005.

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                       Cost of       Proceeds
                 Subaccount                           Purchases     from Sales
--------------------------------------------------------------------------------
                                                            (In Thousands)
Rydex VT Large Cap Value                             $  33,586.4   $    27,865.2
Rydex VT Leisure                                        21,484.6        35,940.0
Rydex VT Long Dynamic Dow 30                            54,045.3        50,334.9
Rydex VT Medius                                         84,503.7        85,430.1
Rydex VT Mekros                                         95,951.2       112,912.7
Rydex VT Mid Cap Growth                                119,384.6       109,320.1
Rydex VT Mid Cap Value                                 182,970.8       184,047.6
Rydex VT Nova                                          126,197.3       130,362.3
Rydex VT OTC                                           113,727.6       144,170.4
Rydex VT Precious Metals                                38,240.5        26,237.4
Rydex VT Real Estate                                    47,647.5        51,532.5
Rydex VT Retailing                                      45,482.2        44,296.2
Rydex VT Sector Rotation                                12,881.3        12,159.4
Rydex VT Small Cap Growth                               68,479.6        71,056.4
Rydex VT Small Cap Value                                83,070.5       100,225.0
Rydex VT Strengthening Dollar***                         1,702.8         1,700.3
Rydex VT Technology                                     27,740.3        29,185.3
Rydex VT Telecommunications                             18,496.6        22,221.8
Rydex VT Titan 500                                      53,035.1        53,505.3
Rydex VT Transportation                                 22,337.5        24,622.9
Rydex VT U.S. Government Bond                          145,878.1       150,504.1
Rydex VT U.S. Government Money Market                  883,264.3       854,183.5
Rydex VT Ursa                                           86,417.1        73,975.1
Rydex VT Utilities                                      59,026.7        53,456.8
Rydex VT Velocity 100                                  140,373.8       141,658.4
Rydex VT Weakening Dollar***                             2,615.3         1,060.6
SBL Global                                              28,311.0         9,949.7
SBL Small Cap Value                                     11,926.7         6,692.0
Templeton Developing Markets                                23.6           990.3
Templeton Foreign Securities                                74.5         3,175.5
Wells Fargo Advantage Opportunity VT                     7,510.3         3,691.9

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%.

     Administrative Charge                       Subaccount
---------------------------------------------------------------------------------------------------
           0.25%             Global, Small Cap Value
           0.40%             Potomac Dynamic VP HY Bond and Potomac VP Money Market
           0.45%             Rydex Funds (Except RVT CLS AdvisorOne Amerigo and RVT CLS AdvisorOne
                             Clermont)
           0.50%             Federated High Income Bond and Fidelity Funds (except Fidelity Index
                             500), Rydex CLS AdvisorOne Amerigo, and Rydex CLS AdvisorOne Clermont.
           0.55%             Fidelity Index 500, Wells Fargo Advantage Opportunity VT, PIMCO Real
                             Return, and PIMCO Total Return.
           0.60%             AIM Capital Appreciation, Federated U.S. Government Securities,
                             Franklin Small-Mid Cap Growth, Neuberger Berman Funds, and Templeton
                             Funds.

SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the year ended December 31, 2005 and 2004 were as follows:

                                                     2005                         2004
                                      ----------------------------------------------------------------
                                                              Net                              Net
                                       Units      Units     Increase    Units     Units      Increase
          Subaccount                   Issued   Redeemed   (Decrease)  Issued    Redeemed   (Decrease)
------------------------------------------------------------------------------------------------------
                                                               (In Thousands)
AIM V.I. Capital Appreciation             689       (282)        407       364       (425)        (61)
Federated High Income Bond II           4,019     (5,513)     (1,494)    7,273     (6,725)        548
Federated Fund for U.S. Government
Securities II                           1,207       (832)        375       875     (1,098)       (223)
Fidelity VIP Contrafund                 3,357     (1,363)      1,994     2,999     (2,039)        960
Fidelity VIP Growth Opportunities         471       (272)        199       348       (349)         (1)
Fidelity VIP Index 500                  2,484     (2,415)         69     2,302     (2,483)       (181)
Fidelity VIP Investment Grade Bond      1,161       (935)        226     1,146     (1,319)       (173)
Franklin Small-Mid Cap Growth             149       (290)       (141)      518     (2,259)     (1,741)
Neuberger Berman AMT Guardian           1,290       (572)        718     1,044       (910)        134
Neuberger Berman AMT Partners           2,086       (958)      1,128       825       (424)        401
PIMCO VIT Real Return                   1,931     (1,385)        546     1,571     (1,959)       (388)
PIMCO VIT Total Return                  2,428     (1,563)        865     1,454       (981)        473
Potomac Dynamic VP HY Bond*            13,183     (9,684)      3,499        --         --          --
Potomac VP Money Market**              12,727    (12,353)        374        --         --          --
RVT CLS AdvisorOne Amerigo              8,719     (4,055)      4,664     9,962     (3,721)      6,241
RVT CLS AdvisorOne Clermont             6,047     (4,456)      1,591     8,682     (2,603)      6,079
Rydex VT Arktos                        31,205    (31,102)        103    57,803    (59,069)     (1,266)
Rydex VT Banking                        2,301     (2,443)       (142)    5,133     (5,105)         28
Rydex VT Basic Materials                4,948     (5,261)       (313)   11,138    (13,101)     (1,963)
Rydex VT Biotechnology                 10,357     (8,662)      1,695    11,309    (11,466)       (157)
Rydex Commodities***                    1,312       (217)      1,095        --         --          --
Rydex VT Consumer Products              4,663     (4,309)        354     9,095     (8,840)        255
Rydex VT Electronics                   13,698    (14,544)       (846)   14,882    (15,873)       (991)
Rydex VT Energy                        12,680    (12,110)        570    14,159    (14,217)        (58)
Rydex VT Energy Services               16,668    (15,850)        818    15,890    (14,636)      1,254
Rydex VT Financial Services             2,946     (3,420)       (474)    8,507     (7,927)        580
Rydex VT Health Care                    7,737     (6,784)        953    10,970    (11,566)       (596)
Rydex VT Internet                       8,370     (8,268)        102    12,882    (13,193)       (311)
Rydex VT Inverse Dynamic Dow 30****     3,900     (3,622)        278       526       (445)         81
Rydex VT Inverse Mid Cap****            2,647     (2,569)         78       532       (525)          7

*     For the period  from  January 26, 2005  (inception  date) to December  31,
      2005.

**    For the period  from  January 26, 2005  (inception  date) to November  15,
      2005.

***   For the period from  November  15, 2005  (inception  date) to December 31,
      2005.

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                     2005                             2004
                                        ----------------------------------------------------------------
                                                                 Net                              Net
                                         Units       Units     Increase    Units     Units      Increase
          Subaccount                     Issued    Redeemed   (Decrease)  Issued    Redeemed   (Decrease)
---------------------------------------------------------------------------------------------------------
                                                                (In Thousands)
Rydex VT Inverse Small Cap****            11,293    (10,786)        507     6,204     (5,847)        357
Rydex VT Juno                             26,154    (26,297)       (143)   24,610    (23,847)        763
Rydex VT Large Cap Europe                  8,406    (10,181)     (1,775)   17,525    (17,224)        301
Rydex VT Large Cap Growth****              7,973     (8,397)       (424)    3,703     (2,488)      1,215
Rydex VT Large Cap Japan                  11,905    (10,430)      1,475    18,866    (18,921)        (55)
Rydex VT Large Cap Value****               3,817     (3,309)        508     8,339     (7,818)        521
Rydex VT Leisure                           4,049     (5,843)     (1,794)    7,572     (8,224)       (652)
Rydex VT Long Dynamic Dow 30****           7,551     (7,149)        402     4,029     (3,861)        168
Rydex VT Medius                            9,032     (9,074)        (42)   11,271    (10,591)        680
Rydex VT Mekros                           16,870    (18,318)     (1,448)   44,811    (47,034)     (2,223)
Rydex VT Mid Cap Growth****               13,321    (12,481)        840     8,209     (6,915)      1,294
Rydex VT Mid Cap Value****                20,686    (20,924)       (238)    9,018     (8,101)        917
Rydex VT Nova                             23,720    (23,958)       (238)   34,118    (32,896)      1,222
Rydex VT OTC                              22,710    (26,430)     (3,720)   46,654    (43,404)      3,250
Rydex VT Precious Metals                   3,574     (2,942)        632     8,031     (8,556)       (525)
Rydex VT Real Estate                       4,888     (5,132)       (244)   10,389    (10,237)        152
Rydex VT Retailing                         5,612     (5,553)         59     4,848     (5,202)       (354)
Rydex VT Sector Rotation                   1,477     (1,413)         64     1,433     (1,185)        248
Rydex VT Small Cap Growth****              8,091     (8,444)       (353)   13,283    (11,717)      1,566
Rydex VT Small Cap Value****               8,876    (10,488)     (1,612)   10,245     (7,826)      2,419
Rydex VT Strengthening Dollar***             220       (220)         --        --         --          --
Rydex VT Technology                        6,457     (6,660)       (203)   11,499    (11,133)        366
Rydex VT Telecommunications                3,167     (3,738)       (571)    6,701     (6,800)        (99)
Rydex VT Titan 500                        10,213    (10,273)        (60)   15,322    (14,904)        418
Rydex VT Transportation                    2,866     (3,147)       (281)    5,536     (4,916)        620
Rydex VT U.S. Government Bond             20,692    (21,076)       (384)   32,538    (34,516)     (1,978)
Rydex VT U.S. Government Money Market    262,845   (259,150)      3,695   346,723   (352,454)     (5,731)
Rydex VT Ursa                             20,543    (18,702)      1,841    19,795    (19,869)        (74)
Rydex VT Utilities                        12,551    (11,725)        826     9,525     (8,629)        896
Rydex VT Velocity 100                     46,750    (47,099)       (349)   57,523    (57,391)        132
Rydex VT Weakening Dollar***                 306       (154)        152        --         --          --
SBL Global                                 3,297     (1,667)      1,630     1,480       (904)        576
SBL Small Cap Value                          984       (673)        311     1,199     (1,099)        100

***   For the period from  November  15, 2005  (inception  date) to December 31,
      2005.

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                           2005                            2004
                                               ------------------------------------------------------------------
                                                                      Net                              Net
                                               Units     Units      Increase    Units     Units     Increase
                 Subaccount                    Issued   Redeemed   (Decrease)  Issued   Redeemed   (Decrease)
-----------------------------------------------------------------------------------------------------------------
                                                                      (In Thousands)
Templeton Developing Markets                       20        (73)        (53)     756       (791)         (35)
Templeton Foreign Securities                       35       (322)       (287)     676       (756)         (80)
Wells Fargo Advantage Opportunity VT              979       (585)        394    1,404       (972)         432

4. Unit Values

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2005, were as follows:

                 Subaccount                         2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Units                                               912,031         504,737         563,823         586,918          259,530
Unit value                                      $      9.03     $      8.67     $      8.51     $      6.87     $       9.49
Net assets (000s)                               $   8,235.7     $   4,378.1     $   4,812.9     $   4,028.9     $    2,466.5
Ratio of expenses to net assets*                       1.45%           1.45%           1.45%           1.45%            1.45%
Investment income ratio**                              0.06%             --%             --%             --%              --%
Total return***                                        4.10%           1.88%          23.87%         (27.61)%          (5.01)%

Federated High Income Bond II
Units                                             2,064,235       3,558,643       3,010,362       2,806,293           97,378
Unit value                                      $     11.25     $     11.49     $     10.89     $      9.34     $       9.63
Net assets (000s)                               $  23,229.1     $  40,896.1     $  32,797.5     $  26,216.1     $      937.4
Ratio of expenses to net assets*                       1.35%           1.35%           1.35%           1.35%            1.35%
Investment income ratio**                              7.15%           5.90%           3.08%           1.34%              --%
Total return***                                       (2.09)%          5.51%          16.60%          (3.01)%          (3.70)%

Federated Fund for U.S. Government
 Securities II
Units                                             1,232,440         857,113       1,079,791       1,077,180          146,321
Unit value                                      $      9.97     $     10.21     $     10.31     $     10.53     $      10.10
Net assets (000s)                               $  12,282.7     $   8,753.6     $  11,130.0     $  11,310.8     $    1,474.5
Ratio of expenses to net assets*                       1.45%           1.45%           1.45%           1.45%            1.45%
Investment income ratio**                              3.39%           4.18%           3.29%           0.85%              --%
Total return***                                       (2.42)%         (0.97)%         (2.09)%          4.26%            1.00%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                     Subaccount                        2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund
Units                                                3,624,880       1,630,836         671,194         153,755           13,890
Unit value                                         $     12.82     $     11.48     $     10.41     $      8.48     $       9.80
Net assets (000s)                                  $  46,474.7     $  18,724.7     $   6,986.7     $   1,307.3     $      136.4
Ratio of expenses to net assets*                          1.35%           1.35%           1.35%           1.35%            1.35%
Investment income ratio**                                 0.08%           0.14%           0.12%           2.48%              --%
Total return***                                          11.68%          10.28%          22.76%         (13.47)%           2.00%

Fidelity VIP Growth Opportunities
Units                                                  474,559         275,937         276,631          22,176               60
Unit value                                         $      9.69     $      9.31     $      9.10     $      7.34     $       9.84
Net assets (000s)                                  $   4,595.4     $   2,567.9     $   2,516.7     $     165.6     $        0.6
Ratio of expenses to net assets*                          1.35%           1.35%           1.35%           1.35%            1.35%
Investment income ratio**                                 0.47%           0.36%           0.06%           0.08%              -- %
Total return***                                           4.05%           2.31%          23.98%         (25.41)%          (1.60)%

Fidelity VIP Index 500
Units                                                  991,048         922,779       1,104,675         323,201           48,004
Unit value                                         $      9.33     $      9.33     $      8.83     $      7.21     $       9.72
Net assets (000s)                                  $   9,246.9     $   8,608.0     $   9,758.0     $   2,328.0     $      466.7
Ratio of expenses to net assets*                          1.40%           1.40%           1.40%           1.40%            1.40%
Investment income ratio**                                 1.61%           1.22%           0.25%           0.41%              --%
Total return***                                           0.05%           5.66%          22.47%         (25.75)%          (2.90)%

Fidelity VIP Investment Grade Bond
Units                                                1,183,495         956,947       1,129,075         823,421          159,149
Unit value                                         $     10.51     $     10.77     $     10.80     $     10.75     $      10.20
Net assets (000s)                                  $  12,434.3     $  10,305.9     $  12,190.7     $   8,823.8     $    1,620.5
Ratio of expenses to net assets*                          1.35%           1.35%           1.35%           1.35%            1.35%
Investment income ratio**                                 3.72%           7.81%           2.54%           1.61%              --%
Total return***                                          (2.45)%         (0.28)%          0.47%           5.39%            2.00%

Franklin Small-Mid Cap Growth
Units                                                  206,461         348,236       2,089,567         469,106           32,971
Unit value                                         $     10.12     $     10.10     $      9.47     $      7.22     $      10.58
Net assets (000s)                                  $   2,089.4     $   3,516.4     $  19,791.5     $   3,389.7     $      348.0
Ratio of expenses to net assets*                          1.45%           1.45%           1.45%           1.45%            1.45%
Investment income ratio**                                   --%             --%             --%           0.26%              --%
Total return***                                           0.23%           6.65%          31.16%         (31.76)%           5.80%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                  Subaccount                          2005             2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
Units                                                1,369,079         651,455         517,894         662,053          275,934
Unit value                                         $     10.17     $      9.81     $      8.86     $      7.03     $       9.99
Net assets (000s)                                  $  13,930.3     $   6,388.8     $   4,589.7     $   4,658.0     $    2,757.6
Ratio of expenses to net assets*                          1.45%           1.45%           1.45%           1.45%            1.45%
Investment income ratio**                                 0.09%           0.11%           0.72%           0.46%              --%
Total return***                                           3.67%          10.72%          26.03%         (29.63)%          (0.10)%

Neuberger Berman AMT Partners
Units                                                1,903,444         775,958         375,234         107,019           30,839
Unit value                                         $     12.14     $     10.75     $      9.45     $      7.31     $      10.08
Net assets (000s)                                  $  23,094.6     $   8,340.6     $   3,544.7     $     781.0     $      311.0
Ratio of expenses to net assets*                          1.45%           1.45%           1.45%           1.45%            1.45%
Investment income ratio**                                 0.95%           0.01%             --%           0.09%              --%
Total return***                                          12.91%          13.76%          29.27%         (27.48)%           0.80%

PIMCO VIT Real Return
Units                                                1,113,187         567,709         956,322              --               --
Unit value                                         $     10.54     $     10.79     $     10.35     $        --     $         --
Net assets (000s)                                  $  11,739.6     $   6,134.7     $   9,904.4     $        --     $         --
Ratio of expenses to net assets*                          1.40%           1.40%           1.40%             --%              --%
Investment income ratio**                                 3.41%           3.11%           0.46%             --%              --%
Total return***                                          (2.33)%          4.25%           2.88%             --%              --%

PIMCO VIT Total Return
Units                                                1,806,792         941,444         468,611              --               --
Unit value                                         $      9.79     $      9.99     $      9.95     $        --     $         --
Net assets (000s)                                  $  17,698.8     $   9,417.9     $   4,670.4     $        --     $         --
Ratio of expenses to net assets*                          1.40%           1.40%           1.40%             --%              --%
Investment income ratio**                                 3.93%           3.63%           3.12%             --%              --%
Total return***                                          (2.00)%          0.40%          (1.00)%            --%              --%

Potomac Dynamic VP HY Bond(1)
Units                                                3,499,160              --              --              --               --
Unit value                                         $      9.74     $        --     $        --     $        --     $         --
Net assets (000s)                                  $  34,063.6     $        --     $        --     $        --     $         --
Ratio of expenses to net assets*                          1.25%             --%             --%             --%              --%
Investment income ratio**                                 2.43%             --%             --%             --%              --%
Total return***                                          (2.64)%            --%             --%             --%              --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                  Subaccount                           2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Potomac VP Money Market(2)
Units                                                  373,838              --              --              --               --
Unit value                                         $      9.72     $        --     $        --     $        --     $         --
Net assets (000s)                                  $   3,645.0     $        --     $        --     $        --     $         --
Ratio of expenses to net assets*                          1.25%             --%             --%             --%              --%
Investment income ratio**                                11.37%             --%             --%             --%              --%
Total return***                                          (2.76)%            --%             --%             --%              --%

RVT CLS AdvisorOne Amerigo
Units                                               14,817,353      10,152,695       3,912,084              --               --
Unit value                                         $     12.63     $     12.07     $      1.35     $        --     $         --
Net assets (000s)                                  $ 187,122.2     $ 122,507.2     $  44,384.5     $        --     $         --
Ratio of expenses to net assets*                          1.35%           1.35%           1.35%             --%              --%
Investment income ratio**                                 0.14%           0.09%             --%             --%              --%
Total return***                                           4.66%           6.34%          13.50%             --%              --%

RVT CLS AdvisorOne Clermont
Units                                                9,671,475       8,079,880       2,000,433              --               --
Unit value                                         $     10.67     $     10.73           10.59     $        --     $         --
Net assets (000s)                                  $ 103,230.5     $  86,711.8     $  21,176.8     $        --     $         --
Ratio of expenses to net assets*                          1.35%           1.35%           1.35%             --%              --%
Investment income ratio**                                 0.62%           0.30%             --%             --%              --%
Total return***                                          (0.54)%          1.32%           5.90%             --%              --%

Rydex VT Arktos
Units                                                1,401,962       1,299,085       2,564,622       1,125,850          209,105
Unit value                                         $      7.22     $      7.45     $      8.82     $     14.70     $      11.47
Net assets (000s)                                  $  10,126.8     $   9,667.6     $  22,617.6     $  16,555.2     $    2,397.7
Ratio of expenses to net assets*                          1.30%           1.30%           1.30%           1.30%            1.30%
Investment income ratio**                                   --%             --%           1.56%           1.49%              --%
Total return***                                          (3.00)%        (15.53)%        (40.00)%         28.16%           14.70%

Rydex VT Banking
Units                                                  176,298         318,588         290,367         414,074           25,890
Unit value                                         $     12.03     $     12.92     $     11.75     $      9.31     $       9.80
Net assets (000s)                                  $   2,121.0     $   4,113.3     $   3,413.9     $   3,857.5     $      254.4
Ratio of expenses to net assets*                          1.30%           1.30%           1.30%           1.30%            1.30%
Investment income ratio**                                 0.49%           6.68%           0.26%           0.32%              --%
Total return***                                          (6.86)%          9.96%          26.21%          (5.00)%          (2.00)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                   Subaccount                          2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials
Units                                                  625,575         938,793       2,901,717          54,050           58,258
Unit value                                         $     11.42     $     11.46     $      9.90     $      7.86     $       9.41
Net assets (000s)                                  $   7,141.3     $  10,755.8     $  28,722.2     $     429.2     $      548.8
Ratio of expenses to net assets*                          1.30%           1.30%           1.30%           1.30%            1.30%
Investment income ratio**                                 0.22%           1.96%           0.05%           0.83%              --%
Total return***                                          (0.33)%         15.76%          25.95%         (16.47)%          (5.90)%

Rydex VT Biotechnology
Units                                                2,069,802         375,042         532,443         583,099           91,220
Unit value                                         $      7.01     $      6.62     $      6.83     $      5.02     $       9.59
Net assets (000s)                                  $  14,521.1     $   2,482.9     $   3,637.6     $   2,929.3     $      875.7
Ratio of expenses to net assets*                          1.30%           1.30%           1.30%           1.30%            1.30%
Investment income ratio**                                   --%             --%             --%             --%              --%
Total return***                                           6.00%          (3.07)%         36.06%         (47.65)%          (4.10)%

Rydex VT Commodities(3)
Units                                                1,094,179              --              --              --               --
Unit value                                         $     10.10     $        --     $        --     $        --     $         --
Net assets (000s)                                  $  11,050.5     $        --     $        --     $        --     $         --
Ratio of expenses to net assets*                          1.30%             --%             --%             --%              --%
Investment income ratio**                                 0.60%             --%             --%             --%              --%
Total return***                                           1.04%             --%             --%             --%              --%

Rydex VT Consumer Products
Units                                                  748,765         394,566         139,985         250,664           83,498
Unit value                                         $     10.99     $     11.52     $     10.61     $      9.09     $       9.85
Net assets (000s)                                  $   8,229.9     $   4,547.1     $   1,485.8     $   2,270.8     $      822.9
Ratio of expenses to net assets*                          1.30%           1.30%           1.30%           1.30%            1.30%
Investment income ratio**                                 0.23%           5.31%           0.14%           0.05%              --%
Total return***                                          (4.59)%          8.58%          16.72%          (7.72)%          (1.50)%

Rydex VT Electronics
Units                                                  250,722       1,097,195       2,087,477         995,883           84,003
Unit value                                         $      4.87     $      4.89     $      6.54     $      4.02             8.11
Net assets (000s)                                  $   1,220.7     $   5,365.9     $  13,663.1     $   3,999.5            680.8
Ratio of expenses to net assets*                          1.30%           1.30%           1.30%           1.30%            1.30%
Investment income ratio**                                   --%             --%             --%             --%              --%
Total return***                                          (0.50)%        (25.23)%         62.69%         (50.43)%         (18.90)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                     2005            2004           2003             2002            2001
--------------------------------------------------------------------------------------------------------------------
Rydex VT Energy
Units                                    2,280,812       1,710,868       1,768,493         393,288         226,716
Unit value                            $      13.47    $      10.15    $       8.01    $       6.80    $       8.21
Net assets (000s)                     $   30,729.2    $   17,365.7    $   14,170.6    $    2,674.0    $    1,860.8
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                     0.02%           0.06%             --%             --%             --%
Total return***                              32.72%          26.72%          17.79%         (17.17)%        (17.90)%

Rydex VT Energy Services
Units                                    2,777,277       1,959,108         704,239         596,114          85,820
Unit value                            $      10.97    $       7.72    $       6.03    $       5.81    $       6.89
Net assets (000s)                     $   30,449.6    $   15,136.4    $    4,247.2    $    3,461.1    $      593.6
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                              42.07%          28.03%           3.79%         (15.67)%        (31.10)%

Rydex VT Financial Services
Units                                      815,945       1,289,783         709,165         153,702         243,491
Unit value                            $      10.44    $      10.55    $       9.40    $       7.61    $       9.36
Net assets (000s)                     $    8,521.8    $   13,602.5    $    6,668.0    $    1,174.8    $    2,281.8
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                     0.47%           0.13%           0.30%             --%             --%
Total return***                              (0.97)%         12.23%          23.52%         (18.70)%         (6.40)%

Rydex VT Health Care
Units                                    1,788,170         834,980       1,431,342         205,091          48,367
Unit value                            $       9.39    $       8.86    $       8.71    $       7.01    $       9.30
Net assets (000s)                     $   16,799.8    $    7.404.4    $   12,463.1    $    1,439.4    $      451.9
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%           0.50%             --%             --%             --%
Total return***                               5.99%           1.72%          24.25%         (24.62)%         (7.00)%

Rydex VT Internet
Units                                    1,155,217       1,053,391       1,363,991         993,714          57,798
Unit value                            $       5.49    $       5.81    $       5.24    $       3.33    $       6.13
Net assets (000s)                     $    6,339.9    $    6,128.4    $    7,140.5    $    3,298.5    $      353.4
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                              (5.54)%         10.88%          57.36%         (45.68)%        (38.70)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                     2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow 30(4)
Units                                      358,891          80,736              --              --              --
Unit value                            $       8.37    $       8.60    $         --    $         --    $         --
Net assets (000s)                     $    3,005.8    $      694.4    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     2.36%           4.71%             --%             --%             --%
Total return***                              (2.67)%        (14.00)%            --%             --%             --%

Rydex VT Inverse Mid Cap(4)
Units                                       84,568           7,092              --              --              --
Unit value                            $       7.52    $       8.55    $         --    $         --    $         --
Net assets (000s)                     $      636.0    $       60.7    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     5.14%             --%             --%             --%             --%
Total return***                             (12.04)%        (14.50)%            --%             --%             --%

Rydex VT Inverse Small Cap(4)
Units                                      864,274         357,297              --              --              --
Unit value                            $       7.72    $       8.32    $         --    $         --    $         --
Net assets (000s)                     $    6,678.1    $    2,973.4    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     2.62%             --%             --%             --%             --%
Total return***                              (7.15)         (16.80)%            --%             --%             --%

Rydex VT Juno
Units                                    1,028,915       1,171,671         408,600              --              --
Unit value                            $       7.49    $       8.50    $       9.65    $         --    $         --
Net assets (000s)                     $    7,707.9    $    9,661.2    $     3,9415    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%           1.30%             --%             --%
Investment income ratio**                       --%           1.51%             --%             --%             --%
Total return***                              (9.24)%        (14.51)%         (3.50)%            --%             --%

Rydex VT Large Cap Europe
Units                                      819,629       2,595,308       2,293,628          35,795          34,265
Unit value                            $      10.90    $      10.70    $       9.62    $       7.02    $      10.23
Net assets (000s)                     $    8,938.2    $   27,769.0    $   22,063.3    $      246.5    $      350.8
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                     0.15%          10.10%          35.58%           0.12%             --%
Total return***                               1.88%          11.23%          37.04%         (31.38)%          2.30%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                     2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth(4)
Units                                      790,360       1,214,440              --              --              --
Unit value                            $       9.88    $      10.13    $         --    $         --    $         --
Net assets (000s)                     $    7,806.2    $   12,304.2    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     0.07%           2.39%             --%             --%             --%
Total return***                              (2.51)%          1.30%             --%             --%             --%

Rydex VT Large Cap Japan
Units                                    2,079,167         603,920         659,214          92,027              --
Unit value                            $      11.08    $       9.61    $       9.10    $       6.90    $         --
Net assets (000s)                     $   23,054.1    $    5,803.9    $    5,999.0    $      637.7    $         --
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                              15.29%           5.60%          31.88%         (31.00)%            --%

Rydex VT Large Cap Value(4)
Units                                    1,028,833         521,378              --              --              --
Unit value                            $      10.91    $      10.93    $         --    $         --    $         --
Net assets (000s)                     $   11,222.5    $    5,697.8    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     0.69%          2. 97%             --%             --%             --%
Total return***                              (0.19)%          9.30%             --%             --%             --%

Rydex VT Leisure
Units                                      137,826       1,930,981       2,582,037         235,691          63,564
Unit value                            $       8.02    $       8.80    $       7.42    $       5.74    $       7.03
Net assets (000s)                     $    1,105.3    $   17,002.9    $   19,166.9    $    1,355.1    $      447.1
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%           0.13%             --%             --%             --%
Total return***                              (8.88)%         18.60%          29.27%         (18.35)%        (29.70)%

Rydex VT Long Dynamic Dow 30(4)
Units                                      571,215         168,831              --              --              --
Unit value                            $       9.73    $      10.56    $         --    $         --    $         --
Net assets (000s)                     $    5,557.0    $    1,782.5    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     0.71            7.12%             --%             --%             --%
Total return***                              (7.85)%          5.60%             --%             --%             --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                    2005            2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------
Rydex VT Medius
Units                                      990,761       1,032,326         352,449         558,459              --
Unit value                            $      14.34    $      13.12    $      11.22    $        7.8    $         --
Net assets (000s)                     $   14,209.8    $   13,547.9    $     3,9557    $    4,286.5    $         --
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                       --%           7.30%             --%             --%             --%
Total return***                               9.28%          16.93%          46.09%         (23.20)%            --%

Rydex VT Mekros
Units                                      901,314       2,349,970       4,573,132         278,131              --
Unit value                            $      12.35    $      12.41    $      10.35    $       6.58    $         --
Net assets (000s)                     $   11,134.6    $   29,160.6    $   47,338.0    $    1,827.9    $         --
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                     1.53%           2.50%           9.74%             --%             --%
Total return***                              (0.45)%         19.90%          57.29%         (34.20)%            --%

Rydex VT Mid Cap Growth(4)
Units                                    2,134,324       1,294,200              --              --              --
Unit value                            $      11.26    $      10.54    $         --    $         --    $         --
Net assets (000s)                     $   24,035.3    $   13,646.6    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                               6.77%           5.40%             --%             --%             --%

Rydex VT Mid Cap Value(4)
Units                                      679,019         917,533              --              --              --
Unit value                            $      11.62    $      11.19    $         --    $         --    $         --
Net assets (000s)                     $    7,888.5    $   10,272.6    $         --    $         --    $         --
Ratio of expenses to net assets*              1.30%           1.30%             --%             --%             --%
Investment income ratio**                     0.59%          11.68%             --%             --%             --%
Total return***                               3.77%          11.90%             --%             --%             --%

Rydex VT Nova
Units                                    3,357,488       3,596,049       2,374,008       1,575,488         103,132
Unit value                            $       8.31    $       8.34    $       7.60    $       5.70    $       9.26
Net assets (000s)                     $   27,898.1    $   30,006.9    $   18,032.8    $    8,977.3    $      955.1
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                     0.15%           0.03%             --%           4.58%          10.78%
Total return***                              (0.41)%          9.74%          33.33%         (38.44)%         (7.40)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                     2005           2004            2003             2002            2001
--------------------------------------------------------------------------------------------------------------------
Rydex VT OTC
Units                                    1,411,920       5,132,355       1,881,847         636,910         388,885
Unit value                            $       8.15    $       8.41    $       8.03    $       5.77    $       9.84
Net assets (000s)                     $   11,504.2    $   43,166.8    $   15,106.5    $    3,689.4    $    3,828.2
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                              (3.15)%          4.73%          39.17%         (41.36)%         (1.60)%

Rydex VT Precious Metals
Units                                    1,306,547         675,179       1,200,293       1,816,577          15,808
Unit value                            $      19.32    $      16.68    $      20.31    $      15.05    $      10.79
Net assets (000s)                     $   25,245.3    $   11,266.0    $   24,373.6    $   27,350.3    $      170.9
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                              15.82%         (17.87)%         34.95%          39.48%           7.90%

Rydex VT Real Estate
Units                                      637,762         882,515         730,095          74,907              --
Unit value                            $      15.34    $      14.94    $      12.04    $       9.65    $         --
Net assets (000s)                     $    9,780.2    $   13,188.2    $    8,792.2    $      723.4    $         --
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                     1.69%           1.82%           4.65%           3.99%             --%
Total return***                               2.65%          24.09%          24.77%          (3.50)%            --%

Rydex VT Retailing
Units                                      270,900         211,853         565,974         166,404          97,543
Unit value                            $      10.37    $      10.26    $       9.74    $       7.51    $      10.05
Net assets (000s)                     $    2,810.3    $    2,175.1    $    5,510.0    $    1,248.9    $      979.1
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                       --%           2.90%             --%             --%             --%
Total return***                               1.04%           5.34%          29.69%         (25.27)%          0.50%

Rydex VT Sector Rotation
Units                                      844,915         821,735         574,165         463,440              --
Unit value                            $      10.80    $       9.92    $       9.35    $       7.52    $         --
Net assets (000s)                     $    9,561.6    $    8,150.6    $    5,368.2    $    3,494.5    $         --
Ratio of expenses to net assets*              1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                       --%             --%             --%             --%             --%
Total return***                               8.93%           6.10%          24.34%         (24.80)%            --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005           2004          2003           2002          2001
---------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth(4)
Units                                 1,211,994      1,565,519            --             --            --
Unit value                         $      11.45   $      11.25   $        --   $         --   $        --
Net assets (000s)                  $   13,877.4   $   17,623.1   $        --   $         --   $        --
Ratio of expenses to net assets*           1.30%          1.30%           --%            --%           --%
Investment income ratio**                    --%          2.87%           --%            --%           --%
Total return***                            1.73%         12.50%           --%            --%           --%

Rydex VT Small Cap Value(4)
Units                                   806,438      2,418,588            --             --            --
Unit value                         $      11.39   $      11.47   $        --   $         --   $        --
Net assets (000s)                  $    9,179.6   $   27,738.1   $        --   $         --   $        --
Ratio of expenses to net assets*           1.30%          1.30%           --%            --%           --%
Investment income ratio**                    --%          6.14%           --%            --%           --%
Total return***                           (0.72)%        14.70%           --%            --%           --%

Rydex VT Strengthening Dollar(3)
Units                                        --             --            --             --            --
Unit value****                     $       9.84   $         --   $        --   $         --   $        --
Net assets (000s)                  $         --   $         --   $        --   $         --   $        --
Ratio of expenses to net assets*           1.30%            --%           --%            --%           --%
Investment income ratio**              3,247.37%            --%           --%            --%           --%
Total return***                           (1.58)%           --%           --%            --%           --%

Rydex VT Technology
Units                                   906,124      1,109,050       742,700        777,972       107,433
Unit value                         $       6.24   $       6.32   $      6.52   $       4.22   $      7.23
Net assets (000s)                  $    5,647.8   $    7,007.5   $   4,839.8   $    3,258.6   $     772.8
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%         1.30%
Investment income ratio**                    --%          7.79%           --%            --%           --%
Total return***                           (1.23)%        (3.07)%       54.50%        (41.63)%      (27.70)%

Rydex VT Telecommunications
Units                                   111,399        682,117       780,580        950,713        30,609
Unit value                         $       6.87   $       7.09   $      6.57   $       5.13   $      8.86
Net assets (000s)                  $      764.3   $    4,833.0   $   5,129.2   $    4,870.7   $     271.8
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%         1.30%
Investment income ratio**                    --%            --%           --%            --%           --%
Total return***                           (3.09)%         7.91%        28.07%        (42.10)%      (11.40)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005           2004           2003          2002          2001
---------------------------------------------------------------------------------------------------------
Rydex VT Titan 500
Units                                 1,004,434      1,064,347       646,422         87,267            --
Unit value                         $       8.59   $       8.67   $      7.75   $       5.22   $        --
Net assets (000s)                  $    8,627.3   $    9,228.6   $   5,006.2   $      463.6   $        --
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%           --%
Investment income ratio**                  0.08%         16.33%           --%            --%           --%
Total return***                           (0.96)%        11.87%        48.47%        (47.80)%          --%

Rydex VT Transportation
Units                                   606,221        887,391       267,314        516,183        35,370
Unit value                         $      11.38   $      10.95   $      9.30   $       8.06   $      9.52
Net assets (000s)                  $    6,902.6   $    9,719.0   $   2,484.8   $    4,157.0   $     337.1
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%         1.30%
Investment income ratio**                    --%          1.16%           --%            --%           --%
Total return***                            3.92%         17.74%        15.38%        (15.34)%       (4.80)%

Rydex VT U.S. Government Bond
Units                                 1,310,806      1,694,958     3,673,332        941,618            --
Unit value                         $      11.23   $      10.89   $     10.48   $      11.01   $        --
Net assets (000s)                  $   14,715.7   $   18,446.2   $  38,497.5   $   10,363.2   $        --
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%           --%
Investment income ratio**                  2.90%          6.67%         2.67%          2.68%           --%
Total return***                            3.17%          3.91%        (4.81)%        10.10%           --%

Rydex VT U.S. Government Money
   Market
Units                                15,562,032     11,866,677    17,598,158     15,037,054     2,766,898
Unit value                         $       8.51   $       8.71   $      9.07   $       9.47   $      9.84
Net assets (000s)                  $  132,411.0   $  103,330.2   $ 159,619.9   $  142,580.3   $  27,266.2
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%         1.30%
Investment income ratio**                  2.96%          0.31%         0.01%          0.36%         0.78%
Total return***                           (2.31)%        (3.97)%       (4.22)%        (3.76)%       (1.60)%

Rydex VT Ursa
Units                                 2,646,567        806,337       879,810      1,631,745       287,090
Unit value                         $       6.77   $       7.12   $      8.28   $      11.32   $      9.71
Net assets (000s)                  $   17,901.3   $    5,739.3   $   7,280.3   $   18,465.9   $   2,790.5
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%         1.30%
Investment income ratio**                    --%            --%           --%          1.32%        13.74%
Total return***                           (4.96)%       (14.01)%      (26.86)%        16.58%        (2.90)%

                          Variable Annuity AccountIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005           2004          2003           2002          2001
---------------------------------------------------------------------------------------------------------
Rydex VT Utilities
Units                                 2,291,948      1,465,726       569,941      4,549,866        19,090
Unit value                         $       6.52   $       6.15   $      5.47   $       4.56   $      7.08
Net assets (000s)                  $   14,928.9   $    9,015.2   $   3,121.3   $   20,748.2   $     134.7
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%         1.30%
Investment income ratio**                  0.80%          1.16%         0.22%          0.03%           --%
Total return***                            5.92%         12.43%        19.96%        (35.59)%      (29.20)%

Rydex VT Velocity 100
Units                                 3,820,761      4,170,028     4,038,724        539,558            --
Unit value                         $       5.14   $       5.53   $      5.05   $       2.66   $        --
Net assets (000s)                  $   19,613.2   $   23,038.1   $  20,409.4   $    1,437.5   $        --
Ratio of expenses to net assets*           1.30%          1.30%         1.30%          1.30%           --%
Investment income ratio**                    --%          2.88%        18.37%            --%           --%
Total return***                           (7.11)%         9.50%        89.85%        (73.40)%          --%

Rydex VT Weakening Dollar(3)
Units                                   151,309             --            --             --            --
Unit value                         $      10.06   $         --   $        --   $         --   $        --
Net assets (000s)                  $    1,522.9   $         --   $        --   $         --   $        --
Ratio of expenses to net assets*           1.30%            --%           --%            --%           --%
Investment income ratio**                  0.55%            --%           --%            --%           --%
Total return***                            0.65%            --%           --%            --%           --%

SBL Global
Units                                 2,600,193        970,423       394,065         62,616         8,618
Unit value                         $      12.86   $      11.80   $     10.35   $       7.52   $     10.13
Net assets (000s)                  $   33,430.9   $   11,452.5   $   4,077.8   $      470.6   $      87.4
Ratio of expenses to net assets*           1.10%          1.10%         1.10%          1.10%         1.10%
Investment income ratio**                    --%            --%         0.68%          0.24%           --%
Total return***                            8.97%         14.01%        37.63%        (25.77)%        1.30%

SBL Small Cap Value
Units                                   711,839        400,922       300,056             --            --
Unit value                         $      18.56   $      16.89   $     14.62   $         --   $        --
Net assets (000s)                  $   13,210.2   $    6,769.0   $   4,385.4   $         --   $        --
Ratio of expenses to net assets*           1.10%          1.10%         1.10%            --%           --%
Investment income ratio**                    --%          0.53%           --%            --%           --%
Total return***                            9.91%         15.53%        46.20%            --%           --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005           2004           2003          2002           2001
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Units                                    47,664        101,168       136,333         45,322        21,180
Unit value                         $      20.07   $      16.45   $     13.78   $       9.41   $      9.84
Net assets (000s)                  $      956.7   $    1,664.7   $   1,877.7   $      422.0   $     208.3
Ratio of expenses to net assets*           1.45%          1.45%         1.45%          1.45%         1.45%
Investment income ratio**                  0.87%          2.43%         0.56%          1.25%           --%
Total return***                           22.00%         19.38%        46.44%         (4.37)%       (1.60)%

Templeton Foreign Securities
Units                                   397,060        684,526       764,342        270,057        63,480
Unit value                         $      10.63   $      10.09   $      8.90   $       7.04   $      9.04
Net assets (000s)                  $    4,224.1   $    6,909.2   $   6,805.0   $    1,908.9   $     574.0
Ratio of expenses to net assets*           1.45%          1.45%         1.45%          1.45%         1.45%
Investment income ratio**                  0.89%          1.15%         1.79%          1.18%         0.69%
Total return***                            5.37%         13.37%        26.42%        (22.12)%       (9.60)%

Wells Fargo Advantage
   Opportunity VT
Units                                 1,070,295        676,311       244,277         64,855       265,116
Unit value                         $      10.62   $      10.29   $      9.10   $       6.94   $      9.91
Net assets (000s)                  $   11,372.7   $    6,962.0   $   2,221.8   $      450.4   $   2,628.6
Ratio of expenses to net assets*           1.40%          1.40%         1.40%          1.40%         1.40%
Investment income ratio**                    --%            --%         0.11%          0.36%         0.82%
Total return***                            3.24%         13.08%        31.12%        (29.97)%       (0.90)%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contractholders.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

(1)   For the period from January 26, 2005 (inception date) to December 31,
      2005.

(2)   For the period from January 26, 2005 (inception date) to November 15,
      2005.

(3)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

(4)   For the period from May 1, 2004 (inception date) to December 31, 2004.

                                     PART C
                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

a.       Financial Statements

                   The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 are included in Part B of this Registration Statement and are incorporated herein by reference to the financial statements filed with this Registration Statement No. 333-52114 (filed April 28, 2006).

                   The financial statements of SBL Variable Annuity Account XIV AdvisorDesigns Variable Annuity at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

              b.   Exhibits

                     (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
                     (2)  Not Applicable
                     (3)  (a) Service Facilities Agreement(q)
                          (b) Marketing Organization Agreement(f)
                          (c) SBL Variable Products Broker/Dealer Sales
                              Agreement(e)
                          (d) SBL Variable Product Sales Agreement (3-Way
                              Agreement) (Form 9482C 7-00)(g)
                          (e) Marketing Organization Agreement Commission
                              Schedule
                          (f) Amendment to Marketing Organization, SBL Variable
                              Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)
                          (g) Distribution Agreement(s)
                     (4)  (a) Individual Contract (Form V6029 11-00)(f)
                          (b) Individual Contract-Unisex (Form V6029 11-00U)(f)
                          (c) Tax-Sheltered Annuity Endorsement
                              (Form V6101 9-05)(q)
                          (d) Withdrawal Charge Waiver Endorsement (Form V6051
                              3-96)(b)
                          (e) Waiver of Withdrawal Charge for Terminal
                              Illness Endorsement
                              (Form V6051 TI  2-97)(b)
                          (f) Individual Retirement Annuity Endorsement (Form
                              V6849A 1(R9-03))(l)
                          (g) Roth IRA Endorsement (Form V6851A (R9-03))(l)
                          (h) 403a Endorsement (Form V6057 10-98)(c)
                          (i) Annual Stepped Up Death Benefit Rider
                              (Form V6063 8-00)(a)
                          (j) Guaranteed Growth Death Benefit Rider
                              (Form V6063-1 8-00)(a)
                          (k) Annual Stepped Up and Guaranteed Growth Death
                              Benefit Rider (Form V6063-2 8-00)(a)

                          (l) Disability Rider (Form V6064 8-00)(a)
                          (m) Guaranteed Income Benefit Rider
                              (Form V6065 8-00)(a)
                          (n) Credit Enhancement Rider (Form V6067 8-00)(a)
                          (o) Alternate Withdrawal Charge Rider
                              (Form V6069 10-00)(f)
                          (p) Enhanced and Guaranteed Growth Death Benefit Rider
                              (Form V6076 4-01)(g)
                          (q) Enhanced, Annual Stepped Up and Guaranteed Growth
                              Death Benefit Rider (Form V6077  4-01)(g)
                          (r) Enhanced Death Benefit Rider (Form V6078 4-01)(g)
                          (s) Enhanced and Annual Stepped Up Death Benefit Rider
                              (Form V6079 4-01)(g)
                          (t) Annual Stepped Up Death Benefit Rider
                              (Form V6081 FL 5-01)(g)
                          (u) Death Benefit Rider - Return of Premium Beyond
                              Issue Age 80 (Form V6082 FL  5-01)(g)
                          (v) Credit Enhancement Rider (Form V6084 11-01)(h)
                          (w) CDSC Credit Endorsement (Form V6085 12-02)(j)
                          (x) Guaranteed Minimum Withdrawal Benefit (Form V6086
                              10-03)(m)
                          (y) Total Protection (Forms V6087 10-3)(k)
                          (z) CDSC Credit Endorsement (Form V6069 2-05)(o)
                          (aa) Dollar for Dollar Living Benefit Rider
                               (Form V6094 5-05)(o)
                          (ab) Dollar for Dollar Combination Benefit
                               Rider (Form V6095 5-05)(o)
                     (5)  (a) Application (Form V9001 R9-05)
                          (b) Application - Unisex (Form V9001 R9-05U)
                     (6)  (a) Composite of Articles of Incorporation of SBL(o)
                          (b) Bylaws of SBL(q)
                     (7)  Not Applicable
                     (8)  (a)   Participation Agreement - AIM - Variable
                                Insurance Funds(s)
                          (b)   Participation Agreement - Federated(g)
                          (c)   Participation Agreement - Fidelity
                          (d)   Participation Agreement - Franklin Templeton(g)
                          (e)   Participation Agreement - Neuberger Berman - AMT
                                Funds(s)
                          (f)   Participation Agreement - Potomac(r)
                          (g)   Participation Agreement - Rydex(i)
                          (h)   Participation Agreement - Rydex - Variable Funds
                          (i)   Participation Agreement - Wells Fargo
                                (Strong)(g)
                     (9)  Opinion of Counsel(r)
                    (10)  Consent of Independent Registered Public Accounting
                          Firm
                    (11)  Not Applicable
                    (12)  Not Applicable
                    (13)  Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed May 1, 2000).

(e) Incorporated herein by reference to Exhibits filed with Registration Statement No. 2-89328 (filed April 29, 1999).

(f) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(g) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 28, 2003).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 26, 2005).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 28, 2006).

Item 25.      Directors and Officers of the Depositor

              Name and Principal
              Business Address         Positions and Offices with Depositor
              ------------------       ------------------------------------
              Kris A. Robbins*         President, Chief Executive Officer and Director

              Thomas A. Swank*         Senior Vice President, Chief Financial Officer,
                                       Treasurer and Director

              J. Michael Keefer*
                                       Senior Vice President, General Counsel, Secretary
                                       and Director

              Malcolm E. Robinson*     Senior Vice President, Assistant to the President and
                                       Chief Executive Officer and Director

              David J. Keith*          Senior Vice President, IT and Customer Management

              Venette R.. Davis*       Senior Vice President, People Development & Brand
                                       Identity

              Michael G. Odlum*        Senior Vice President and Chief Investment Officer

              Kalman Bakk, Jr.*        Senior Vice President and Chief Marketing Officer

              Thomas R. Kaehr*         Vice President, Controller and Assistant Treasurer

              Amy J. Lee*              Vice President, Associate General Counsel and Assistant
                                       Secretary

              Carmen R. Hill           Assistant Vice President and Chief Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

              The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2005 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                               Percent of Voting
                                                                                               Securities Owned
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
              Security Benefit Mutual Holding Company                       Kansas                    ---
              (Holding Company)

              Security Benefit Corporation (Holding Company)                Kansas                   100%

              Security Benefit Life Insurance Company                       Kansas                   100%
              (Stock Life Insurance Company)

              Security Management Company, LLC                              Kansas                   100%
              (Investment Adviser)

              Security Distributors, Inc. (Broker/Dealer,                   Kansas                   100%
              Principal Underwriter of Mutual Funds)

              se(2), inc. (Third Party Administrator)                       Kansas                   100%

              Security Benefit Academy, Inc.                                Kansas                   100%
              (Daycare Company)

              Security Financial Resources, Inc.                            Kansas                   100%
              (Financial Services)

              Security Financial Resources                                 Delaware                  100%
              Collective Investments, LLC
              (Private Fund)

              First Security Benefit Life Insurance                        New York                  100%
              and Annuity Company of New York

              Brecek & Young Advisors, Inc.                               California                 100%

              Brecek & Young Financial Services Group of Montana,           Montana                  100%
              Inc.

              Brecek & Young Financial Services Group of Nevada, Inc.       Nevada                   100%

              Brecek & Young Financial Group Insurance Agency of             Texas                   100%
              Texas, Inc.

              SBL is also the depositor of the following separate accounts:
              SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security

              Varilife Separate Account (Varilife and SEB), Variflex Separate Account (Variflex and Variflex ES), SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature and Variflex Extra Credit), SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV (AdvanceDesigns, AdvisorDesigns, AEA Valuebuilder, NEA Valuebuilder, NEA Retirement Income Director, SecureDesigns, Security Benefit Advisor), SBL Variable Annuity Account XVII (ClassicStrategies and ThirdFed), T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.


              Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2005 the approximate percentage of ownership by the separate accounts for each company is as follows:

                Security Income Opportunity Fund.............         59.89%
                SBL Fund.....................................         100.0%

Item 27.      Number of Contractowners

              As of February 1, 2006, there were 7,696 owners of the Qualified Contracts and 5,028 owners of the Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.      Indemnification

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

              (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the Contract issued under SBL Variable Annuity Account XIV. SDI also acts as distributor for SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account (Varilife and SEB), Variflex Separate Account (Variflex and Variflex ES), SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature and Variflex Extra Credit), SBL Separate Account IX, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV (AdvanceDesigns, AEA Valuebuilder, NEA Valuebuilder, NEA Valuebuilder Retirement Income Director, SecureDesigns, and Security Benefit Advisor), Separate Account XVI, SBL Variable Annuity Account XVII (ClassicStrategies and Third Fed Variable Annuity), T. Rowe Price Variable Annuity Account, and Parkstone Variable Annuity Separate Account, and the following separate accounts of First Security Benefit Life Insurance and Annuity Company of New York:
                       Variable Annuity Account A and Variable Annuity Account B. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, SBL Fund, Security Mid Cap Growth Fund and Security Financial Resources Collective Investments, LLC.

              (b)      Name and Principal         Position and Offices
                       Business Address*            with Underwriter
                       ------------------         ------------------
                       Gregory J. Garvin          President and Director
                       James R. Schmank           Director
                       Richard J. Wells           Director

                       Frank D. Memmo             Director
                       Amy J. Lee                 Secretary and Chief Compliance
                                                  Officer
                       Brenda M. Harwood          Vice President, Treasurer and
                                                  Director

                       *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)      Not Applicable.

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

              (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

              (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (f) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

              (g) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 26th day of April, 2006.

SIGNATURES AND TITLES

      Security Benefit Life Insurance Company -
      SBL Variable Annuity Account XIV
      (The Registrant)

By:                           /s/ Kris A. Robbins
      ---------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                           /s/ Thomas A. Swank
      ---------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial Officer, Treasurer and Director

      Security Benefit Life Insurance Company
      (The Depositor)

By:                           /s/ Kris A. Robbins
      ---------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                           /s/ Thomas A. Swank
      ---------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial Officer, Treasurer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2006.

                              SIGNATURES AND TITLES


By:  /s/ J. Michael Keefer
     ___________________________________
J. Michael Keefer,
Senior Vice President, General Counsel, Secretary and Director

By:  /s/ Malcolm E. Robinson
     ___________________________________
Malcolm E. Robinson,
Senior Vice President and Director

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    Marketing Organization Agreement Commission Schedule

(4)     (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None
        (w)    None
        (x)    None
        (y)    None
        (z)    None
        (aa)   None
        (ab)   None

  (5)   (a)    Application (Form V9001 R9-05)
        (b)    Application - Unisex (Form V9001 R9-05U)

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   (a)    None
        (b)    None
        (c)    Participation Agreement - Fidelity
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    Participation Agreement - Rydex - Variable Funds
        (i)    None

  (9)   None

(10)    Consent of Independent Registered Public Accounting Firm

(11)    None

(12)    None

(13)    None

(14)    None